SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-75010)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 53____	[X]
and
REGISTRATION STATEMENT (No. 811-3329)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 53	[X]

Variable Insurance Products Fund
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 30, 2002) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Variable Insurance Products

Initial Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Prospectus

April 30, 2002

(fidelity_logo_graphic)

\82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Additional Information About the Standard & Poor's 500SM Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing in companies itbelieves offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.

Prospectus

  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

Prospectus

Fund Summary - continued

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Deutsche Asset Management, Inc. (DAMI)'s principal investment strategies include:

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2001, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.

Prospectus

Fund Summary - continued

  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.

Prospectus

  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates VIP Aggressive Growth's and VIP Dynamic Capital Appreciation's performance over the past year, and the changes in each fund's (other than VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, and VIP Value's) performance from year to year, compares the performance of Initial Class of each fund (other than VIP Money Market and VIP Value) to the performance of a market index over various periods of time, and compares the performance of Initial Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, VIP Money Market and VIP Value) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Initial Class of each fund (other than VIP Value) do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund (other than VIP Value) would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for VIP Value after VIP Value has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Initial Class
Calendar Year	2001
	-17.89%



During the period shown in the chart for Initial Class of VIP Aggressive Growth, the highest return for a quarter was 25.00% (quarter ended June 30, 2001) and the lowest return for a quarter was -26.70% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Aggressive Growth was -2.55%.

VIP Asset Manager - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	11.71%	21.23%	-6.09%	16.96%	14.60%	20.65%	15.05%	11.09%	-3.87%	-4.15%



During the periods shown in the chart for Initial Class of VIP Asset Manager, the highest return for a quarter was 12.80% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.22% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Asset Manager was -0.35%.

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001
	20.04%	25.07%	17.57%	15.26%	-12.47%	-7.39%



During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.69% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.96% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Asset Manager: Growth was -0.97%.

Prospectus

VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001
	9.98%	22.18%	17.64%	4.55%	-4.30%	-1.58%



During the periods shown in the chart for Initial Class of VIP Balanced, the highest return for a quarter was 11.83% (quarter ended June 30, 1997) and the lowest return for a quarter was -8.20% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Balanced was -0.16%.

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001
	21.22%	24.14%	29.98%	24.25%	-6.58%	-12.28%



During the periods shown in the chart for Initial Class of VIP Contrafund, the highest return for a quarter was 23.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.07% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Contrafund was 2.87%.

VIP Dynamic Capital Appreciation - Initial Class
Calendar Year	2001
	-28.32%



During the period shown in the chart for Initial Class of VIP Dynamic Capital Appreciation, the highest return for a quarter was 21.27% (quarter ended December 31, 2001) and the lowest return for a quarter was -29.02% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Dynamic Capital Appreciation was 5.90%.

Prospectus

Fund Summary - continued

VIP Equity-Income - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%	-4.96%



During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Equity-Income was 3.82%.

VIP Growth - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%	-17.67%



During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -21.99% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Growth was -1.09%.

VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000	2001
	30.09%	29.59%	9.17%	-3.62%	-8.75%



During the periods shown in the chart for Initial Class of VIP Growth & Income, the highest return for a quarter was 20.97% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.01% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Growth & Income was -0.18%.

Prospectus

VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000	2001
	18.27%	29.95%	24.61%	4.27%	-17.07%	-14.42%



During the periods shown in the chart for Initial Class of VIP Growth Opportunities, the highest return for a quarter was 20.74% (quarter ended December 31, 1998) and the lowest return for a quarter was -16.18% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Growth Opportunities was -0.82%.

VIP High Income - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%	-11.73%



During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2002 for Initial Class of VIP High Income was 0.30%.

VIP Index 500 - Initial Class
Calendar Years	1993	1994	1995	1996	1997	1998	1999	2000	2001
	9.74%	1.04%	37.19%	22.71%	32.83%	28.31%	20.52%	-9.30%	-12.09%



During the periods shown in the chart for Initial Class of VIP Index 500, the highest return for a quarter was 21.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.93% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Index 500 was 0.20%.

Prospectus

Fund Summary - continued

VIP Investment Grade Bond - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	6.65%	10.96%	-3.76%	17.32%	3.19%	9.06%	8.85%	-1.05%	11.22%	8.46%



During the periods shown in the chart for Initial Class of VIP Investment Grade Bond, the highest return for a quarter was 6.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.80% (quarter ended March 31, 1994).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Investment Grade Bond was 0.03%.

VIP Mid Cap - Initial Class
Calendar Years	1999	2000	2001
	49.04%	33.78%	-3.26%



During the periods shown in the chart for Initial Class of VIP Mid Cap, the highest return for a quarter was 32.12% (quarter ended December 31, 1999) and the lowest return for a quarter was -10.02% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Mid Cap was 3.93%.

VIP Money Market - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%	4.18%



During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.60% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.65% (quarter ended December 31, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Money Market was 0.45%.

Prospectus

VIP Overseas - Initial Class
Calendar Years	1992	1993	1994	1995	1996	1997	1998	1999	2000	2001
	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%	-21.21%



During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -19.04% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Initial Class of VIP Overseas was 1.72%.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth
Initial Class	-17.89%	--	-17.55%A
Russell Midcap® Growth Index	-20.15%	--	-20.03%A
LipperSM Variable Annuity Mid-Cap Funds Average	-12.97%	--	--
VIP Asset Manager
Initial Class	-4.15%	7.28%	9.25%
S&P 500	-11.89%	10.70%	12.94%
Fidelity Asset Manager Composite Index	-2.05%	9.28%	9.50%
VIP Asset Manager: Growth
Initial Class	-7.39%	6.56%	10.64%B
S&P 500	-11.89%	10.70%	15.93%B
Fidelity Asset Manager: Growth Composite Index	-5.94%	9.98%	--
VIP Balanced
Initial Class	-1.58%	7.20%	8.53%B
S&P 500	-11.89%	10.70%	15.93%B
Fidelity Balanced 60/40 Composite Index	-3.71%	9.81%	13.21%B
Lipper Variable Annuity Balanced Funds Average	-2.87%	8.04%	--
VIP Contrafund
Initial Class	-12.28%	10.44%	15.75%B
S&P 500	-11.89%	10.70%	15.93%B
Lipper Variable Annuity Growth Funds Average	-17.50%	8.64%	--
VIP Dynamic Capital Appreciation
Initial Class	-28.32%	--	-32.26%C
S&P 500	-11.89%	--	-15.26%C
Lipper Variable Annuity Capital Appreciation Funds Average	-18.75%	--	--
VIP Equity-Income
Initial Class	-4.96%	9.40%	13.61%
Russell 3000® Value Index	-4.33%	11.02%	14.15%
Lipper Variable Annuity Equity Income Objective Funds Average	-4.26%	9.82%	11.76%
VIP Growth
Initial Class	-17.67%	11.66%	13.40%
Russell 3000 Growth Index	-19.63%	7.72%	10.41%
Lipper Variable Annuity Growth Funds Average	-17.50%	8.64%	11.64%
VIP Growth & Income
Initial Class	-8.75%	10.11%	9.88%D
S&P 500	-11.89%	10.70%	10.30%D
Lipper Variable Annuity Growth & Income Funds Average	-7.19%	8.78%	--
VIP Growth Opportunities
Initial Class	-14.42%	3.69%	9.43%B
S&P 500	-11.89%	10.70%	15.93%B
Lipper Variable Annuity Growth Funds Average	-17.50%	8.64%	--
VIP High Income
Initial Class	-11.73%	-3.58%	5.28%
Merrill Lynch High Yield Master II Index	4.48%	3.45%	7.98%
Lipper Variable Annuity High Current Yield Funds Average	1.17%	1.60%	6.60%
VIP Index 500
Initial Class	-12.09%	10.37%	13.43%E
S&P 500	-11.89%	10.70%	13.76%E
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-12.27%	10.34%	--
VIP Investment Grade Bond
Initial Class	8.46%	7.22%	6.93%
Lehman Brothers Aggregate Bond Index	8.44%	7.43%	7.23%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	8.11%	6.53%	6.75%
VIP Mid Cap
Initial Class	-3.26%	--	25.65%F
S&P MidCap 400	-0.60%	--	12.17%F
Lipper Variable Annuity Mid-Cap Funds Average	-12.97%	--	--
VIP Money Market
Initial Class	4.18%	5.32%	4.92%
VIP Overseas
Initial Class	-21.21%	2.73%	5.89%
Morgan Stanley Capital InternationalSM Europe, Australasia and Far East Index	-21.27%	1.11%	4.57%
Lipper Variable Annuity International Funds Average	-21.48%	2.13%	6.80%

A From December 27, 2000.

B From January 3, 1995.

C From September 25, 2000.

D From December 31, 1996.

E From August 27, 1992.

F From December 28, 1998.

Prospectus

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, VIP Index 500's, and VIP Mid Cap's Initial Class returns would have been lower.

Russell Midcap<M®>® Growth Index is a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled companies.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, VIP Money Market, and VIP Value) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, and VIP Value do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP Money Market are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Prospectus

Fund Summary - continued

		Initial Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.37%
	Total annual class operating expensesA	3.00%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.64%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.57%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.01%
	Total annual class operating expensesA	3.59%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.58%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.58%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.13%
	Total annual class operating expensesA	0.71%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.35%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Money Market	Management fee	0.18%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expenses	0.28%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.19%
	Total annual class operating expensesA	0.92%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	6.53%
	Total annual class operating expensesA	7.11%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Initial Class	Effective Date
VIP Aggressive Growth	1.50%	12/27/00
VIP Asset Manager	1.25%	1/1/90
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.50%	1/3/95
VIP Contrafund	1.00%	1/3/95
VIP Dynamic Capital Appreciation	1.50%	9/25/00
VIP Equity-Income	1.50%	10/9/86
VIP Growth	1.50%	10/9/86
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.50%	1/3/95
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Overseas	1.50%	1/28/87
VIP Value	1.50%	5/9/01

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500, VIP Investment Grade Bond, and VIP Money Market) pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Growth Opportunities, VIP Money Market, and VIP Value) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Initial Class	1.45%A
VIP Asset Manager - Initial Class	0.63%
VIP Asset Manager: Growth - Initial Class	0.72%
VIP Balanced - Initial Class	0.55%
VIP Contrafund - Initial Class	0.64%
VIP Dynamic Capital Appreciation - Initial Class	1.43%A
VIP Equity-Income - Initial Class	0.57%
VIP Growth - Initial Class	0.65%
VIP Growth & Income - Initial Class	0.56%
VIP Growth Opportunities - Initial Class	0.67%
VIP High Income - Initial Class	0.70%
VIP Index 500 - Initial Class	0.28%A
VIP Investment Grade Bond - Initial Class	0.54%
VIP Mid Cap - Initial Class	0.62%
VIP Overseas - Initial Class	0.87%
VIP Value - Initial Class	1.46%A

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:



FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

Prospectus

Fund Basics - continued

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:



FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

DAMI normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. DAMI may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

DAMI may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

DAMI may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If DAMI's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Prospectus

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2001, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2001, the fund's dollar-weighted average maturity was approximately 7.3 years and the index's dollar-weighted average maturity was approximately 8.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR or DAMI may temporarily use a different investment strategy for defensive purposes. If FMR or DAMI does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Prospectus

Fund Basics - continued

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

VIP Value Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

A fund may reject or cancel any purchase orders for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders,from market timers or investors that, in FMR's opinion,may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, butmay take up to seven business days to be processed if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 28, 2002, FMRhad approximately $13.6 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for each fund (except VIP Index 500) and handling each fund's business affairs.

DAMI serves as a sub-adviser for VIP Index 500. DAMI chooses VIP Index 500's investments and places orders to buy and sell the fund's investments. Prior to May 1, 2001, Bankers Trust Company (BT) served as sub-adviser for VIP Index 500.

As of December 31, 2001, DAMI had approximately $96 billion in discretionary assets under management.

DAMI's principal offices are at 280 Park Avenue, New York, New York 10017.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA had approximately $6.7 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA(U.K.)L had approximately $3.6 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value from time to time.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM is primarily responsible for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of March 28, 2002, FIMM had approximately $330.6 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Mid Cap, VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FMRC may provide investment advisory services for VIP Index 500.

FMRC is an affiliate of FMR. As of March 28, 2002, FMRC had approximately $543.8 billion in discretionary assets under management.

Prospectus

Fund Services - continued

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as aresearch analyst and manager.

Stephen DuFour is vice president and manager of VIP Value, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. DuFour has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.24% of its average net assets.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, and VIP Value or 0.37% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market, and it drops as total assets under management increase.

Prospectus

For December 2001, the group fee rate was 0.28% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, and VIP Value and the group fee rate was 0.13% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Value; 0.35% for VIP Aggressive Growth; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2001, for each fund (other than VIP Index 500 and VIP Value) is shown in the table below.

Total Management Fee
VIP Aggressive Growth	0.63%
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.58%
VIP Dynamic Capital Appreciation	0.58%
VIP Equity-Income	0.48%
VIP Growth	0.58%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Investment Grade Bond	0.43%
VIP Mid Cap	0.58%
VIP Money Market	0.18%A
VIP Overseas	0.73%

A Prior to May 1, 2001, VIP Money Market paid FMR a management fee composed of a group fee, an individual fund feeof 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR paysDAMI for providing investment management services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2002, approximately 68.76% and 27.40% of VIP Aggressive Growth's and VIP Value's total outstanding shares, respectively, were held by an FMR affiliate.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

Prospectus

Fund Services - continued

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity® Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

DAMI may allocate brokerage transactions in a manner that takes into account the sale of shares of VIP Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Price-waterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, VIP Money Market, and VIP Overseas) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, and VIP Value), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth - Initial Class

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income E	.03 H	.00
Net realized and unrealized gain (loss)	(1.82) H	.02
Total from investment operations	(1.79)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 8.22	$ 10.02
Total Return B, C, D	(17.89)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.00%	146.41% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.45%	1.50% A
Net investment income	.34% H	5.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 864	$ 301
Portfolio turnover rate	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05. Without this change the ratio of net investment income (loss) to average net assets would have been (.24)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Asset Manager - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Income from Investment Operations
Net investment income C	.51	.62	.59	.59	.57
Net realized and unrealized gain (loss)	(1.13)	(1.30)	1.28	1.84	2.58
Total from investment operations	(.62)	(.68)	1.87	2.43	3.15
Less Distributions
From net investment income	(.64)	(.60) D	(.60)	(.57)	(.59)
From net realized gain	(.24)	(1.38) D	(.76)	(1.71)	(1.48)
 Total distributions	(.88)	(1.98)	(1.36)	(2.28)	(2.07)
Net asset value, end of period	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Total Return A,B	(4.15)%	(3.87)%	11.09%	15.05%	20.65%
Ratios to Average Net Assets E
Expenses before expense reductions	.64%	.61%	.63%	.64%	.65%
Expenses net of voluntary waivers, if any	.64%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.63%	.61%	.62%	.63%	.64%
Net investment income	3.53%	3.73%	3.36%	3.46%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937
Portfolio turnover rate	108%	76%	94%	113%	101%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D The amounts shown reflect certain reclassifications related to book to tax differences.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager: Growth - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income C	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(.99)	(2.10)	2.44	2.60	3.28
Less Distributions
From net investment income	(.39)	(.37)	(.41)	(.34)	-
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	(.02)
 Total distributions	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return A,B	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets D
Expenses before expense reductions	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.72%	.68%	.70%	.72%	.76%
Net investment income	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	111%	147%	92%	98%	90%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Balanced - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income C	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(.21)	(.67)	.69	2.44	2.66
Less Distributions
From net investment income	(.52)	(.48)	(.37)	(.36)	(.31)
From net realized gain	-	(.35)	(.43)	(.55)	-
In excess of net realized gain	-	(.05)	-	-	-
 Total distributions	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return A,B	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets D
Expenses before expense reductions	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.55%	.56%	.55%	.58%	.60%
Net investment income	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	126%	126%	108%	94%	98%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Contrafund - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income C	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(2.85)	(1.67)	5.71	5.67	3.89
Less Distributions
From net investment income	(.17)	(.11)	(.12)	(.14)	(.14)
From net realized gain	(.60)	(3.62)	(.88)	(1.03)	(.37)
 Total distributions	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return A,B	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64%	.63%	.65%	.66%	.68%
Net investment income	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	140%	177%	172%	201%	142%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Dynamic Capital Appreciation - Initial Class

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income E	.00	.01
Net realized and unrealized gain (loss)	(2.41)	(1.49)
Total from investment operations	(2.41)	(1.48)
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 6.10	$ 8.52
Total Return B, C, D	(28.32)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.59%	10.18% A
Expenses net of voluntary waivers, if any	1.50%	1.50% A
Expenses net of all reductions	1.43%	1.50% A
Net investment income	.02%	.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 390	$ 256
Portfolio turnover rate	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Equity-Income - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income C	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.17)	1.86	1.51	2.69	5.42
Less Distributions
From net investment income	(.42)	(.44) D	(.38)	(.34)	(.36)
From net realized gain	(1.18)	(1.61) D	(.84)	(1.21)	(1.81)
 Total distributions	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Net asset value, end of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return A,B	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets E
Expenses before expense reductions	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.57%	.55%	.56%	.57%	.57%
Net investment income	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	24%	22%	27%	28%	44%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D The amounts shown reflect certain reclassifications related to book to tax differences.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income C	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(7.20)	(5.24)	15.17	12.93	7.11
Less Distributions
From net investment income	(.03)	(.06)	(.08)	(.19)	(.21)
From net realized gain	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
 Total distributions	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return A,B	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets D
Expenses before expense reductions	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.65%	.64%	.65%	.66%	.67%
Net investment income	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	105%	103%	84%	123%	113%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth & Income - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income C	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.27)	(.61)	1.45	3.69	2.97
Less Distributions
From net investment income	(.19)	(.19)	(.10)	-	(.08)
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)
 Total distributions	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total Return A,B	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net Assets D
Expenses before expense reductions	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.56%	.57%	.59%	.60%	.70%
Net investment income	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	58%	72%	58%	66%	81%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Opportunities - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income C	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(2.55)	(3.71)	.93	4.55	4.47
Less Distributions
From net investment income	(.06)	(.29)	(.23)	(.21)	(.25)
From net realized gain	-	(1.41)	(.43)	(.73)	(.35)
 Total distributions	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total Return A,B	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net Assets D
Expenses before expense reductions	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.67%	.66%	.68%	.70%	.73%
Net investment income	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	89%	117%	42%	29%	26%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP High Income - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Income from Investment Operations
Net investment income C	.849 E	1.123	1.095	1.111	1.124
Net realized and unrealized gain (loss)	(1.619) E	(3.513)	(.195)	(1.591)	.936
Total from investment operations	(.770)	(2.390)	.900	(.480)	2.060
Less Distributions
From net investment income	(1.000)	(.750)	(1.075)	(.970)	(.890)
From net realized gain	-	-	(.030)	(.600)	(.110)
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(1.000)	(.750)	(1.110)	(1.570)	(1.000)
Net asset value, end of period	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580
Total Return A,B	(11.73)%	(22.54)%	8.25%	(4.33)%	17.67%
Ratios to Average Net Assets D
Expenses before expense reductions	.71%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.71%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.70%	.68%	.69%	.70%	.71%
Net investment income	12.08% E	11.38%	9.80%	9.14%	8.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516
Portfolio turnover rate	138%	68%	82%	92%	118%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.127 and decrease net realized and unrealized gain (loss) per share by $.127. Without this change the ratio of net investment income to average net assets would have been 10.27%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Index 500 - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Income from Investment Operations
Net investment income C	1.48	1.51	1.64	1.65	1.80
Net realized and unrealized gain (loss)	(19.34)	(16.99)	26.88	29.70	26.67
Total from investment operations	(17.86)	(15.48)	28.52	31.35	28.47
Less Distributions
From net investment income	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)
From net realized gain	-	(.73)	(.95)	(3.15)	(2.09)
 Total distributions	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)
Net asset value, end of period	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Total Return A,B	(12.09)%	(9.30)%	20.52%	28.31%	32.83%
Ratios to Average Net Assets D
Expenses before expense reductions	.35%	.33%	.34%	.35%	.40%
Expenses net of voluntary waivers, if any	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%	.28%	.28%
Net investment income	1.09%	.94%	1.09%	1.33%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042
Portfolio turnover rate	9%	10%	8%	4%	9%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Investment Grade Bond - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income B	.685 D	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.335 D	.499	(.873)	.335	.291
Total from investment operations	1.020	1.270	(.130)	1.060	1.050
Less Distributions
From net investment income	(.690)	(.840)	(.510)	(.590)	(.730)
From net realized gain	-	-	(.160)	(.070)	-
Total distributions	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return A	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets C
Expenses before expense reductions	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54%	.54%	.54%	.57%	.58%
Net investment income	5.47% D	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	278%	154%	87%	239%	191%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.009 and increase net realized and unrealized gain (loss) per share by $.009. Without this change the ratio of net investment income to average net assets would have been 5.54%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Mid Cap - Initial Class

Years ended December 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.19	.00	.00
Net realized and unrealized gain (loss)	(.86)	4.95	5.05	.31
Total from investment operations	(.66)	5.14	5.05	.31
Less Distributions
From net investment income	-	(.08)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
 Total distributions	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B, C, D	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.62%	.69%	.97%	1.00% A
Net investment income (loss)	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Money Market - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.041	.062	.050	.053	.053
Less Distributions
From net investment income	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets B
Expenses before expense reductions	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.28%	.33%	.27%	.30%	.31%
Net investment income	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

VIP Overseas - Initial Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income C	.14	.19 D	.24	.23	.30
Net realized and unrealized gain (loss)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(3.72)	(4.74)	8.19	2.36	2.00
Less Distributions
From net investment income	(.93)	(.31)	(.31)	(.38)	(.33)
In excess of net investment income	-	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
 Total distributions	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Net asset value, end of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return A,B	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets E
Expenses before expense reductions	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87%	.87%	.87%	.89%	.90%
Net investment income	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	98%	136%	78%	84%	67%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.04 per share.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Value - Initial Class

	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.03
Net realized and unrealized gain (loss)	(.37)
Total from investment operations	(.34)
Less Distributions
From net investment income	(.02)
Net asset value, end of period	$ 9.64
Total ReturnB, C, D	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	7.11% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.46% A
Net investment income	.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290
Portfolio turnover rate	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The LipperSM  Variable Annuity Mid-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity-Income Classification Funds Average, Lipper Variable Annuity Large-Cap Growth Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, and Lipper Variable Annuity S&P 500 Index Classification Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Variable Annuity Mid-Cap Supergroup Average, Lipper Variable Annuity Multi-Cap Supergroup Average, and Lipper Variable Annuity Large-Cap Supergroup Average reflect the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of Initial Class of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Mid Cap to additional Lipper comparison categories. Performance information will be available for VIP Value after VIP Value has been in operation for one calendar year.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Aggressive Growth - Initial Class	-17.89%	--	-17.55%A
Lipper Variable Annuity Mid-Cap Growth Funds Average	-23.03%	--	--
Lipper Variable Annuity Mid-Cap Supergroup Average	-10.90%	--	--
VIP Contrafund - Initial Class	-12.28%	10.44%	15.75%B
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	8.65%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	9.28%	--
VIP Dynamic Capital Appreciation - Initial Class	-28.32%	--	-32.26%C
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--	--
VIP Equity-Income - Initial Class	-4.96%	9.40%	13.61%
Lipper Variable Annuity Equity Income Classification Funds Average	-4.26%	9.82%	11.76%
VIP Growth - Initial Class	-17.67%	11.66%	13.40%
Lipper Variable Annuity Large-Cap Growth Funds Average	-21.88%	8.75%	10.79%
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	8.41%	11.13%
VIP Growth & Income - Initial Class	-8.75%	10.11%	9.88%D
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	7.97%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	8.41%	--
VIP Growth Opportunities - Initial Class	-14.42%	3.69%	9.43%B
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	7.97%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	8.41%	--
VIP Index 500 - Initial Class	-12.09%	10.37%	13.43%E
Lipper Variable Annuity S&P 500 Index Classification Funds Average	-12.27%	10.34%	--
VIP Mid Cap - Initial Class	-3.26%	--	25.65%F
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--	--

A From December 27, 2000.

B From January 3, 1995.

C From September 25, 2000.

D From December 31, 1996.

E From August 27, 1992.

F From December 28, 1998.

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, VIP Growth & Income's, VIP Growth Opportunities', VIP Index 500's, and VIP Mid Cap's Initial Class returns would have been lower.

Prospectus

Appendix - continued

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700547.104 VIPIC-pro-0402

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Variable Insurance Products

Service Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Prospectus

April 30, 2002

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Additional Information About the Standard & Poor's 500SM Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing in companies it believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

Prospectus

Fund Summary - continued

  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.

Prospectus

  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily inincome-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Prospectus

Fund Summary - continued

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Deutsche Asset Management, Inc. (DAMI)'s principal investment strategies include:

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2001, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap<M®>® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, VIP Index 500's, VIP Investment Grade Bond's, and VIP Money Market's performance over the past year, the changes in VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, VIP Mid Cap's, and VIP Overseas' performance from year to year, compares the performance of Service Class of each fund (other than VIP Money Market and VIP Value) to the performance of a market index over various periods of time, and compares the performance of Service Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, VIP Money Market, and VIP Value) to an average of the performance of similar funds over various periods of time. Service Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Service Class of each fund (other than VIP Value) do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of each fund (other than VIP Value) would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for VIP Value after VIP Value has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Service Class
Calendar Year	2001
	-17.59%



During the period shown in the chart for Service Class of VIP Aggressive Growth, the highest return for a quarter was 25.07% (quarter ended June 30, 2001) and the lowest return for a quarter was -26.72% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Aggressive Growth was -2.42%.

VIP Asset Manager - Service Class
Calendar Years	1998	1999	2000	2001
	14.82%	11.01%	-4.06%	-4.24%



During the periods shown in the chart for Service Class of VIP Asset Manager, the highest return for a quarter was 12.77% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.27% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Asset Manager was -0.36%.

VIP Asset Manager: Growth - Service Class
Calendar Years	1998	1999	2000	2001
	17.18%	15.13%	-12.54%	-7.57%



During the periods shown in the chart for Service Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.61% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.96% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Asset Manager: Growth was -0.90%.

Prospectus

VIP Balanced - Service Class
Calendar Years	1998	1999	2000	2001
	17.27%	4.43%	-4.38%	-1.72%



During the periods shown in the chart for Service Class of VIP Balanced, the highest return for a quarter was 11.37% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.30% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Balanced was -0.16%.

VIP Contrafund - Service Class
Calendar Years	1998	1999	2000	2001
	29.94%	24.15%	-6.71%	-12.36%



During the periods shown in the chart for Service Class of VIP Contrafund, the highest return for a quarter was 23.52% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.06% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Contrafund was 2.88%.

VIP Dynamic Capital Appreciation - Service Class
Calendar Year	2001
	-28.44%



During the period shown in the chart for Service Class of VIP Dynamic Capital Appreciation, the highest return for a quarter was 21.31% (quarter ended December 31, 2001) and the lowest return for a quarter was -29.14% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Dynamic Capital Appreciation was 5.75%.

Prospectus

Fund Summary - continued

VIP Equity-Income - Service Class
Calendar Years	1998	1999	2000	2001
	11.54%	6.25%	8.30%	-5.09%



During the periods shown in the chart for Service Class of VIP Equity-Income, the highest return for a quarter was 15.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.52% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2002 for Service Class of VIP Equity-Income was 3.82%.

VIP Growth - Service Class
Calendar Years	1998	1999	2000	2001
	39.38%	37.29%	-11.05%	-17.74%



During the periods shown in the chart for Service Class of VIP Growth, the highest return for a quarter was 24.26% (quarter ended December 31, 1998) and the lowest return for a quarter was -22.03% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Growth was -1.13%.

VIP Growth & Income - Service Class
Calendar Years	1998	1999	2000	2001
	29.27%	9.06%	-3.69%	-8.85%



During the periods shown in the chart for Service Class of VIP Growth & Income, the highest return for a quarter was 20.95% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.07% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Growth & Income was -0.26%.

Prospectus

VIP Growth Opportunities - Service Class
Calendar Years	1998	1999	2000	2001
	24.51%	4.18%	-17.13%	-14.49%



During the periods shown in the chart for Service Class of VIP Growth Opportunities, the highest return for a quarter was 20.70% (quarter ended December 31, 1998) and the lowest return for a quarter was -16.20% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Growth Opportunities was -0.89%.

VIP High Income - Service Class
Calendar Years	1998	1999	2000	2001
	-4.34%	8.08%	-22.68%	-11.90%



During the periods shown in the chart for Service Class of VIP High Income, the highest return for a quarter was 5.29% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.21% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2002 for Service Class of VIP High Income was 0.29%.

VIP Index 500 - Service Class
Calendar Year	2001
	-12.18%



During the period shown in the chart for Service Class of VIP Index 500, the highest return for a quarter was 10.62% (quarter ended December 31, 2001) and the lowest return for a quarter was -14.95% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Index 500 was 0.19%.

Prospectus

Fund Summary - continued

VIP Investment Grade Bond - Service Class
Calendar Year	2001
	8.30%



During the period shown in the chart for Service Class of VIP Investment Grade Bond, the highest return for a quarter was 4.55% (quarter ended September 30, 2001) and the lowest return for a quarter was 0.08% (quarter ended December 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Investment Grade Bond was 0.11%.

VIP Mid Cap - Service Class
Calendar Years	1999	2000	2001
	48.94%	33.54%	-3.36%



During the periods shown in the chart for Service Class of VIP Mid Cap, the highest return for a quarter was 32.15% (quarter ended December 31, 1999) and the lowest return for a quarter was -10.04% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Mid Cap was 3.93%.

VIP Money Market - Service Class
Calendar Year	2001
	4.10%



During the period shown in the chart for Service Class of VIP Money Market, the highest return for a quarter was 1.43% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.64% (quarter ended December 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Money Market was 0.43%.

Prospectus

VIP Overseas - Service Class
Calendar Years	1998	1999	2000	2001
	12.69%	42.44%	-19.18%	-21.27%



During the periods shown in the chart for Service Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -19.04% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class of VIP Overseas was 1.79%.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Life of class
VIP Aggressive Growth
Service Class	-17.59%	-17.25%A
Russell Midcap® Growth Index	-20.15%	-20.03%A
LipperSM Variable Annuity Mid-Cap Funds Average	-12.97%	--
VIP Asset Manager
Service Class	-4.24%	4.41%B
S&P 500	-11.89%	6.35%B
Fidelity Asset Manager Composite Index	-2.05%	6.97%B
VIP Asset Manager: Growth
Service Class	-7.57%	2.73%B
S&P 500	-11.89%	6.35%B
Fidelity Asset Manager: Growth Composite Index	-5.94%	6.85%B
VIP Balanced
Service Class	-1.72%	4.18%B
S&P 500	-11.89%	6.35%B
Fidelity Balanced 60/40 Composite Index	-3.71%	7.07%B
Lipper Variable Annuity Balanced Funds Average	-2.87%	--
VIP Contrafund
Service Class	-12.36%	6.80%B
S&P 500	-11.89%	6.35%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP Dynamic Capital Appreciation
Service Class	-28.44%	-32.35%C
S&P 500	-11.89%	-15.26%C
Lipper Variable Annuity Capital Appreciation Funds Average	-18.75%	--
VIP Equity-Income
Service Class	-5.09%	5.74%B
Russell 3000® Value Index	-4.33%	6.75%B
Lipper Variable Annuity Equity Income Objective Funds Average	-4.26%	--
VIP Growth
Service Class	-17.74%	8.54%B
Russell 3000 Growth Index	-19.63%	3.39%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP Growth & Income
Service Class	-8.85%	6.32%B
S&P 500	-11.89%	6.35%B
Lipper Variable Annuity Growth & Income Funds Average	-7.19%	--
VIP Growth Opportunities
Service Class	-14.49%	-1.04%B
S&P 500	-11.89%	6.35%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP High Income
Service Class	-11.90%	-7.77%B
Merrill Lynch High Yield Master II Index	4.48%	1.55%B
Lipper Variable Annuity High Current Yield Funds Average	1.17%	--
VIP Index 500
Service Class	-12.18%	-14.87%D
S&P 500	-11.89%	-14.61%D
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-12.27%	--
VIP Investment Grade Bond
Service Class	8.30%	10.17%D
Lehman Brothers Aggregate Bond Index	8.44%	10.44%D
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	8.11%	--
VIP Mid Cap
Service Class	-3.36%	25.50%E
S&P MidCap 400	-0.60%	12.17%E
Lipper Variable Annuity Mid-Cap Funds Average	-12.97%	--
VIP Money Market
Service Class	4.10%	4.86%D
VIP Overseas
Service Class	-21.27%	0.31%B
Morgan Stanley Capital InternationalSM Europe, Australasia and Far East Index	-21.27%	0.52%B
Lipper Variable Annuity International Funds Average	-21.48%	--

A From December 27, 2000.

B From November 3, 1997.

C From September 25, 2000.

D From July 7, 2000.

E From December 28, 1998.

Prospectus

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, VIP Index 500's, VIP Mid Cap's, and VIP Money Market's Service Class returns would have been lower.

Russell Midcap Growth Index is a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled companies.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, VIP Money Market, and VIP Value) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, and VIP Value do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class of VIP Money Market are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Prospectus

Fund Summary - continued

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.36%
	Total annual class operating expensesA	3.09%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.74%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.15%
	Total annual class operating expensesA	0.83%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.14%
	Total annual class operating expensesA	0.67%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.78%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.95%
	Total annual class operating expensesA	3.63%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.78%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.79%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.13%
	Total annual class operating expensesA	0.81%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.22%
	Total annual class operating expensesA	0.56%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.64%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.79%
VIP Money Market	Management fee	0.18%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.39%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.20%
	Total annual class operating expensesA	1.03%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	6.55%
	Total annual class operating expensesA	7.23%

A FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	1.60%	12/27/00
VIP Asset Manager	1.35%	11/3/97
VIP Asset Manager: Growth	1.10%	11/3/97
VIP Balanced	1.60%	11/3/97
VIP Contrafund	1.10%	11/3/97
VIP Dynamic Capital Appreciation	1.60%	9/25/00
VIP Equity-Income	1.60%	11/3/97
VIP Growth	1.60%	11/3/97
VIP Growth & Income	1.10%	11/3/97
VIP Growth Opportunities	1.60%	11/3/97
VIP High Income	1.10%	11/3/97
VIP Index 500	0.38%	7/7/00
VIP Investment Grade Bond	0.90%	7/7/00
VIP Mid Cap	1.10%	12/29/98
VIP Money Market	0.45%	7/7/00
VIP Overseas	1.60%	11/3/97
VIP Value	1.60%	5/9/01

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500, VIP Investment Grade Bond, and VIP Money Market) pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Growth Opportunities, VIP Money Market, and VIP Value) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class	1.55%A
VIP Asset Manager - Service Class	0.73%
VIP Asset Manager: Growth - Service Class	0.82%
VIP Balanced - Service Class	0.65%
VIP Contrafund - Service Class	0.74%
VIP Dynamic Capital Appreciation - Service Class	1.53%A
VIP Equity-Income - Service Class	0.67%
VIP Growth - Service Class	0.75%
VIP Growth & Income - Service Class	0.66%
VIP Growth Opportunities - Service Class	0.77%
VIP High Income - Service Class	0.81%
VIP Index 500 - Service Class	0.38%A
VIP Investment Grade Bond - Service Class	0.64%
VIP Mid Cap - Service Class	0.72%
VIP Overseas - Service Class	0.97%
VIP Value - Service Class	1.56%A

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

Prospectus

Fund Basics - continued

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

Prospectus

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

DAMI normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. DAMI may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

DAMI may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

DAMI may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If DAMI's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in investment-grade debt securities of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2001, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2001, the fund's dollar-weighted average maturity was approximately 7.3 years and the index's dollar-weighted average maturity was approximately 8.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund's assets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

Prospectus

Fund Basics - continued

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR or DAMI may temporarily use a different investment strategy for defensive purposes. If FMR or DAMI does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

VIP Value Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

A fund may reject or cancel any purchase orders for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but may take up to seven business days to be processed if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 28, 2002, FMR had approximately $13.6 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for each fund (except VIP Index 500) and handling each fund's business affairs.

DAMI serves as a sub-adviser for VIP Index 500. DAMI chooses VIP Index 500's investments and places orders to buy and sell the fund's investments. Prior to May 1, 2001, Bankers Trust Company (BT) served as sub-adviser for VIP Index 500.

As of December 31, 2001, DAMI had approximately $96 billion in discretionary assets under management.

DAMI's principal offices are at 280 Park Avenue, New York, New York 10017.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA had approximately $6.7 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA(U.K.)L had approximately $3.6 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value from time to time.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM is primarily responsible for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of March 28, 2002, FIMM had approximately $330.6 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Mid Cap, VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FMRC may provide investment advisory services for VIP Index 500.

FMRC is an affiliate of FMR. As of March 28, 2002, FMRC had approximately $543.8 billion in discretionary assets under management.

Prospectus

Fund Services - continued

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research analyst and manager.

Stephen DuFour is vice president and manager of VIP Value, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. DuFour has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.24% of its average net assets.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, and VIP Value or 0.37% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market, and it drops as total assets under management increase.

Prospectus

For December 2001, the group fee rate was 0.28% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, and VIP Value and the group fee rate was 0.13% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Value; 0.35% for VIP Aggressive Growth; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2001, for each fund (other than VIP Index 500 and VIP Value) is shown in the table below.

Total Management Fee
VIP Aggressive Growth	0.63%
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.58%
VIP Dynamic Capital Appreciation	0.58%
VIP Equity-Income	0.48%
VIP Growth	0.58%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Investment Grade Bond	0.43%
VIP Mid Cap	0.58%
VIP Money Market	0.18%A
VIP Overseas	0.73%

A Prior to May 1, 2001, VIP Money Market paid FMR a management fee composed of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR pays DAMI for providing investment management services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2002, approximately 68.76% and 27.40% of VIP Aggressive Growth's and VIP Value's total outstanding shares, respectively, were held by an FMR affiliate.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class of each fund may pay FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 (service) fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow up to the full amount of the Service Class 12b-1 (service) fee to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

Prospectus

Fund Services - continued

In addition, each Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity® Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

DAMI may allocate brokerage transactions in a manner that takes into account the sale of shares of VIP Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, VIP Money Market, and VIP Overseas)and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, and VIP Value), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth - Service Class

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income E	.02 H	.00
Net realized and unrealized gain (loss)	(1.78) H	.02
Total from investment operations	(1.76)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 8.25	$ 10.02
Total Return B, C, D	(17.59)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.09%	146.53% A
Expenses net of voluntary waivers, if any	1.60%	1.60% A
Expenses net of all reductions	1.55%	1.60% A
Net investment income	.24% H	5.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152	$ 301
Portfolio turnover rate	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05. Without this change the ratio of net investment income (loss) to average net assets would have been (.34)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Asset Manager - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income E	.49	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.12)	(1.31)	1.29	1.82	.29
Total from investment operations	(.63)	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.63)	(.59) G	(.60)	(.57)	-
From net realized gain	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C, D	(4.24)%	(4.06)%	11.01%	14.82%	2.22%
Ratios to Average Net Assets H
Expenses before expense reductions	.74%	.72%	.74%	.78%	.75% A
Expenses net of voluntary waivers, if any	.74%	.72%	.74%	.78%	.75% A
Expenses net of all reductions	.73%	.71%	.73%	.77%	.75% A
Net investment income	3.43%	3.62%	3.25%	3.49%	3.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,324	$ 30,583	$ 23,677	$ 5,801	$ 10
Portfolio turnover rate	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager: Growth - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income E	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.01)	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.37)	(.36)	(.41)	(.34)	-
From net realized gain	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C, D	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.82%	.79%	.81%	.88%	.87% A
Net investment income	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Balanced - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income E	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(.23)	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.50)	(.47)	(.37)	(.36)	-
From net realized gain	-	(.35)	(.43)	(.55)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.67%	.68%	.67%	.70%	.71% A
Expenses net of voluntary waivers, if any	.67%	.68%	.67%	.70%	.71% A
Expenses net of all reductions	.65%	.66%	.66%	.69%	.71% A
Net investment income	3.01%	3.08%	2.77%	2.79%	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Contrafund - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income E	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(2.86)	(1.70)	5.68	5.66	(.06)
Less Distributions
From net investment income	(.15)	(.11)	(.12)	(.14)	-
From net realized gain	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(12.36)%	(6.71)%	24.15%	29.94%	(0.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.74%	.74%	.75%	.75%	.78% A
Net investment income	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Dynamic Capital Appreciation - Service Class

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01
Net realized and unrealized gain (loss)	(2.41)	(1.49)
Total from investment operations	(2.42)	(1.48)
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 6.09	$ 8.52
Total Return B, C, D	(28.44)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.63%	10.30% A
Expenses net of voluntary waivers, if any	1.60%	1.60% A
Expenses net of all reductions	1.53%	1.60% A
Net investment income (loss)	(.08)%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 915	$ 802
Portfolio turnover rate	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Equity-Income - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income E	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.20)	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.40)	(.43) G	(.38)	(.34)	-
From net realized gain	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(1.58)	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets H
Expenses before expense reductions	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.67%	.65%	.66%	.67%	.65% A
Net investment income	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	24%	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(7.21)	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	-	(.05)	(.08)	(.19)	-
From net realized gain	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth & Income - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income E	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.28)	(.62)	1.43	3.65	.52
Less Distributions
From net investment income	(.18)	(.19)	(.10)	-	(.08)
From net realized gain	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total Return B, C, D	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net Assets G
Expenses before expense reductions	.68%	.69%	.70%	.71%	.81% A
Expenses net of voluntary waivers, if any	.68%	.69%	.70%	.71%	.80% A
Expenses net of all reductions	.66%	.68%	.69%	.70%	.80% A
Net investment income	1.24%	1.16%	.98%	1.05%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Opportunities - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income E	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.56)	(3.72)	.91	4.53	.77
Less Distributions
From net investment income	(.04)	(.28)	(.22)	(.21)	-
From net realized gain	-	(1.41)	(.43)	(.73)	-
Total distributions	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total Return B, C, D	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net Assets G
Expenses before expense reductions	.79%	.79%	.79%	.80%	.84% A
Expenses net of voluntary waivers, if any	.79%	.79%	.79%	.80%	.84% A
Expenses net of all reductions	.77%	.76%	.78%	.79%	.83% A
Net investment income	.69%	.21%	1.09%	1.16%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP High Income - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income E	.833 H	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(1.613) H	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.780)	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.990)	(.740)	(1.075)	(.970)	-
From net realized gain	-	-	(.030)	(.600)	-
In excess of net realized gain	-	-	(.005)	-	-
Total distributions	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C, D	(11.90)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.81%	.78%	.79%	.82%	.81% A
Expenses net of voluntary waivers, if any	.81%	.78%	.79%	.82%	.81% A
Expenses net of all reductions	.81%	.78%	.79%	.82%	.80% A
Net investment income	11.97% H	11.28%	9.69%	9.51%	10.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 234,204	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Portfolio turnover rate	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.126 and decrease net realized and unrealized gain (loss) per share by $.126. Without this change the ratio of net investment income to average net assets would have been 10.17%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Index 500 - Service Class

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income E	1.24	.65
Net realized and unrealized gain (loss)	(19.23)	(17.88)
Total from investment operations	(17.99)	(17.23)
Less Distributions
From net investment income	(1.53)	-
Net asset value, end of period	$ 129.94	$ 149.46
Total Return B, C, D	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.56%	.43% A
Expenses net of voluntary waivers, if any	.38%	.38% A
Expenses net of all reductions	.38%	.38% A
Net investment income	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,278	$ 90
Portfolio turnover rate	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Investment Grade Bond - Service Class

Years ended December 31,	2001	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income D	.674G	.377
Net realized and unrealized gain (loss)	.326G	.403
Total from investment operations	1.000	.780
Less Distributions
From net investment income	(.690)	-
Net asset value, end of period	$ 12.890	$ 12.580
Total Return B, C	8.30%	6.61%
Ratios to Average Net AssetsF
Expenses before expense reductions	.64%	.64% A
Expenses net of voluntary waivers, if any	.64%	.64% A
Expenses net of all reductions	.64%	.64% A
Net investment income	5.37%G	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 107
Portfolio turnover rate	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.009 and increase net realized and unrealized gain (loss) per share by $.009. Without this change the ratio of net investment income to average net assets would have been 5.45%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Mid Cap - Service Class

Years ended December 31,	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.17	(.01)	.00
Net realized and unrealized gain (loss)	(.86)	4.93	5.05	.31
Total from investment operations	(.68)	5.10	5.04	.31
Less Distributions
From net investment income	-	(.07)	-	-
From net realized gain	-	-	(.09)	-
In excess of net realized gain	-	(.05)	(.02)	-
Total distributions	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B, C, D	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Money Market - Service Class

Years ended December 31,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.040	.031
Less Distributions
From net investment income	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C, D	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.39%	.47% A
Expenses net of voluntary waivers, if any	.39%	.45% A
Expenses net of all reductions	.39%	.45% A
Net investment income	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Overseas - Service Class

Years ended December 31,	2001	2000	1999	1998	1997 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income E	.12	.17 F	.22	.15	.01
Net realized and unrealized gain (loss)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(3.72)	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.92)	(.30)	(.31)	(.38)	-
In excess of net investment income	-	(.06)	-	-	-
From net realized gain	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(2.39)	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(21.27)%	(19.18)%	42.44%	12.69%	(0.83)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97%	.97%	.98%	.97%	1.01% A
Net investment income	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	98%	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value - Service Class

	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.02
Net realized and unrealized gain (loss)	(.37)
Total from investment operations	(.35)
Less Distributions
From net investment income	(.01)
Net asset value, end of period	$ 9.64
Total ReturnB, C, D	(3.50)%
Ratios to Average Net AssetsG
Expenses before expense reductions	7.23% A
Expenses net of voluntary waivers, if any	1.60% A
Expenses net of all reductions	1.56% A
Net investment income	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 910
Portfolio turnover rate	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The LipperSM  Variable Annuity Mid-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, Lipper Variable Annuity Large-Cap Growth Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, and the Lipper Variable Annuity S&P 500 Index Classification Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Variable Annuity Mid-Cap Supergroup Average, Lipper Variable Annuity Multi-Cap Supergroup Average, and Lipper Variable Annuity Large-Cap Supergroup Average reflect the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of Service Class of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Mid Cap to additional Lipper comparison categories. Performance information will be available for VIP Value after VIP Value has been in operation for one calendar year.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Life of class
VIP Aggressive Growth - Service Class	-17.59%	-17.25%A
Lipper Variable Annuity Mid-Cap Growth Funds Average	-23.03%	--
Lipper Variable Annuity Mid-Cap Supergroup Average	-10.90%	--
VIP Contrafund - Service Class	-12.36%	6.80%B
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--
VIP Dynamic Capital Appreciation - Service Class	-28.44%	-32.35%C
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--
VIP Equity-Income - Service Class	-5.09%	5.74%B
Lipper Variable Annuity Equity Income Classification Funds Average	-4.26%	--
VIP Growth - Service Class	-17.74%	8.54%B
Lipper Variable Annuity Large-Cap Growth Funds Average	-21.88%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Growth & Income - Service Class	-8.85%	6.32%B
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Growth Opportunities - Service Class	-14.49%	-1.04%B
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Index 500 - Service Class	-12.18%	-14.87%D
Lipper Variable Annuity S&P 500 Index Classification Funds Average	-12.27%	--
VIP Mid Cap - Service Class	-3.36%	25.50%E
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--

A From December 27, 2000.

B From November 3, 1997.

C From September 25, 2000.

D From July 7, 2000.

E From December 28, 1998.

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, VIP Index 500's, and VIP Mid Cap's Service Class returns would have been lower.

Prospectus

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

Notes

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700548.104 VIPSC-pro-0402

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity®

Variable Insurance Products

Service Class 2

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Value Portfolio

Prospectus

April 30, 2002

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Performance Information
	<Click Here>	Additional Information About the Standard & Poor's 500SM Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing in companies it believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

Prospectus

Fund Summary - continued

  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.

Prospectus

  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM  Index (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Deutsche Asset Management, Inc. (DAMI)'s principal investment strategies include:

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2001, was the Lehman Brothers® Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap<M®>® Index or the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 80% ofassets in non-U.S. securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates each fund's (other than VIP Value's) performance over the past year, compares the performance of Service Class 2 of each fund (other than VIP Money Market and VIP Value) to the performance of a market index over various periods of time, and compares the performance of Service Class 2 of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, VIP Money Market, and VIP Value) to an average of the performance of similar funds over various periods of time.Service Class 2 of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Service Class 2 of each fund (other than VIP Value) do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class 2 of each fund (other than VIP Value) would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for VIP Value after VIP Value has been in operation for one calendar year.

Prospectus

Fund Summary - continued

Year-by-Year Returns

VIP Aggressive Growth - Service Class 2
Calendar Year	2001
	-18.08%



During the period shown in the chart for Service Class 2 of VIP Aggressive Growth, the highest return for a quarter was 24.90% (quarter ended June 30, 2001) and the lowest return for a quarter was -26.65% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Aggressive Growth was -2.68%.

VIP Asset Manager - Service Class 2
Calendar Year	2001
	-4.38%



During the period shown in the chart for Service Class 2 of VIP Asset Manager, the highest return for a quarter was 8.30% (quarter ended December 31, 2001) and the lowest return for a quarter was -8.30% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Asset Manager was -0.43%.

VIP Asset Manager: Growth - Service Class 2
Calendar Year	2001
	-7.66%



During the period shown in the chart for Service Class 2 of VIP Asset Manager: Growth, the highest return for a quarter was 11.48% (quarter ended December 31, 2001) and the lowest return for a quarter was -12.00% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Asset Manager: Growth was -0.99%.

Prospectus

VIP Balanced - Service Class 2
Calendar Year	2001
	-1.87%



During the period shown in the chart for Service Class 2 of VIP Balanced, the highest return for a quarter was 8.36% (quarter ended December 31, 2001) and the lowest return for a quarter was -8.25% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Balanced was -0.17%.

VIP Contrafund - Service Class 2
Calendar Year	2001
	-12.47%



During the period shown in the chart for Service Class 2 of VIP Contrafund, the highest return for a quarter was 6.84% (quarter ended December 31, 2001) and the lowest return for a quarter was -13.08% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Contrafund was 2.84%.

VIP Dynamic Capital Appreciation - Service Class 2
Calendar Year	2001
	-28.44%



During the period shown in the chart for Service Class 2 of VIP Dynamic Capital Appreciation, the highest return for a quarter was 21.31% (quarter ended December 31, 2001) and the lowest return for a quarter was -29.14% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Dynamic Capital Appreciation was 5.58%.

Prospectus

Fund Summary - continued

VIP Equity-Income - Service Class 2
Calendar Year	2001
	-5.23%



During the period shown in the chart for Service Class 2 of VIP Equity-Income, the highest return for a quarter was 9.29% (quarter ended December 31, 2001) and the lowest return for a quarter was -12.38% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Equity-Income was 3.74%.

VIP Growth - Service Class 2
Calendar Year	2001
	-17.87%



During the period shown in the chart for Service Class 2 of VIP Growth, the highest return for a quarter was 16.78% (quarter ended December 31, 2001) and the lowest return for a quarter was -22.06% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Growth was -1.16%.

VIP Growth & Income - Service Class 2
Calendar Year	2001
	-9.01%



During the period shown in the chart for Service Class 2 of VIP Growth & Income, the highest return for a quarter was 9.74% (quarter ended December 31, 2001) and the lowest return for a quarter was -12.04% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Growth & Income was -0.26%.

Prospectus

VIP Growth Opportunities - Service Class 2
Calendar Year	2001
	-14.64%



During the period shown in the chart for Service Class 2 of VIP Growth Opportunities, the highest return for a quarter was 11.90% (quarter ended December 31, 2001) and the lowest return for a quarter was -16.26% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Growth Opportunities was -0.90%.

VIP High Income - Service Class 2
Calendar Year	2001
	-11.93%



During the period shown in the chart for Service Class 2 of VIP High Income, the highest return for a quarter was 2.75% (quarter ended December 31, 2001) and the lowest return for a quarter was -7.61% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP High Income was 0.13%.

VIP Index 500 - Service Class 2
Calendar Year	2001
	-12.31%



During the period shown in the chart for Service Class 2 of VIP Index 500, the highest return for a quarter was 10.58% (quarter ended December 31, 2001) and the lowest return for a quarter was -14.98% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Index 500 was 0.14%.

Prospectus

Fund Summary - continued

VIP Investment Grade Bond - Service Class 2
Calendar Year	2001
	8.08%



During the period shown in the chart for Service Class 2 of VIP Investment Grade Bond, the highest return for a quarter was 4.57% (quarter ended September 30, 2001) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Investment Grade Bond was -0.05%.

VIP Mid Cap - Service Class 2
Calendar Year	2001
	-3.51%



During the period shown in the chart for Service Class 2 of VIP Mid Cap, the highest return for a quarter was 9.62% (quarter ended December 31, 2001) and the lowest return for a quarter was -10.05% (quarter ended March 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Mid Cap was 3.89%.

VIP Money Market - Service Class 2
Calendar Year	2001
	3.96%



During the period shown in the chart for Service Class 2 of VIP Money Market, the highest return for a quarter was 1.40% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.59% (quarter ended December 31, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Money Market was 0.39%.

Prospectus

VIP Overseas - Service Class 2
Calendar Year	2001
	-21.20%



During the period shown in the chart for Service Class 2 of VIP Overseas, the highest return for a quarter was 9.86% (quarter ended December 31, 2001) and the lowest return for a quarter was -18.85% (quarter ended September 30, 2001).

The year-to-date return as of March 31, 2002 for Service Class 2 of VIP Overseas was 1.66%.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Life of class
VIP Aggressive Growth
Service Class 2	-18.08%	-17.74%A
Russell Midcap Growth Index	-20.15%	-20.03%A
LipperSM Variable Annuity Mid-Cap Funds Average	-12.97%	--
VIP Asset Manager
Service Class 2	-4.38%	-3.23%B
S&P 500	-11.89%	-9.51%B
Fidelity Asset Manager Composite Index	-2.05%	0.03%B
VIP Asset Manager: Growth
Service Class 2	-7.66%	-9.07%B
S&P 500	-11.89%	-9.51%B
Fidelity Asset Manager: Growth Composite Index	-5.94%	-3.74%B
VIP Balanced
Service Class 2	-1.87%	-2.15%B
S&P 500	-11.89%	-9.51%B
Fidelity Balanced 60/40 Composite Index	-3.71%	-1.49%B
Lipper Variable Annuity Balanced Funds Average	-2.87%	--
VIP Contrafund
Service Class 2	-12.47%	-8.39%B
S&P 500	-11.89%	-9.51%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP Dynamic Capital Appreciation
Service Class 2	-28.44%	-32.35%C
S&P 500	-11.89%	-15.26%C
Lipper Variable Annuity Capital Appreciation Funds Average	-18.75%	--
VIP Equity-Income
Service Class 2	-5.23%	2.23%B
Russell 3000® Value Index	-4.33%	2.57%B
Lipper Variable Annuity Equity Income Objective Funds Average	-4.26%	--
VIP Growth
Service Class 2	-17.87%	-13.68%B
Russell 3000 Growth Index	-19.63%	-20.17%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP Growth & Income
Service Class 2	-9.01%	-5.70%B
S&P 500	-11.89%	-9.51%B
Lipper Variable Annuity Growth & Income Funds Average	-7.19%	--
VIP Growth Opportunities
Service Class 2	-14.64%	-15.40%B
S&P 500	-11.89%	-9.51%B
Lipper Variable Annuity Growth Funds Average	-17.50%	--
VIP High Income
Service Class 2	-11.93%	-17.26%B
Merrill Lynch High Yield Master II Index	4.48%	-0.15%B
Lipper Variable Annuity High Current Yield Funds Average	1.17%	--
VIP Index 500
Service Class 2	-12.31%	-9.94%B
S&P 500	-11.89%	-9.51%B
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-12.27%	--
VIP Investment Grade Bond
Service Class 2	8.08%	10.03%B
Lehman Brothers Aggregate Bond Index	8.44%	10.64%B
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	8.11%	--
VIP Mid Cap
Service Class 2	-3.51%	15.27%B
S&P MidCap 400	-0.60%	9.69%B
Lipper Variable Annuity Mid-Cap Funds Average	-12.97%	--
VIP Money Market
Service Class 2	3.96%	5.00%B
VIP Overseas
Service Class 2	-21.20%	-18.65%B
Morgan Stanley Capital InternationalSM Europe, Australasia and Far East Index	-21.27%	-16.49%B
Lipper Variable Annuity International Funds Average	-21.48%	--

A From December 27, 2000.

B From January 12, 2000.

C From September 25, 2000.

Prospectus

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, VIP Index 500's, VIP Investment Grade Bond's, and VIP Money Market's Service Class 2 returns would have been lower.

Russell Midcap Growth Index is a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled companies.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index is a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, VIP Money Market, and VIP Value) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class 2 of VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, and VIP Value do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class 2 of VIP Money Market are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Prospectus

Fund Summary - continued

Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.35%
	Total annual class operating expensesA	3.23%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.90%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.17%
	Total annual class operating expensesA	1.00%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.15%
	Total annual class operating expensesA	0.83%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesA	0.94%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.94%
	Total annual class operating expensesA	3.77%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesA	0.84%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.93%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesA	0.84%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.95%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.15%
	Total annual class operating expensesA	0.98%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.61%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesA	0.82%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesA	0.94%
VIP Money Market	Management fee	0.18%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.55%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.20%
	Total annual class operating expensesA	1.18%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	6.55%
	Total annual class operating expensesA	7.38%

A FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Service Class 2	Effective Date
VIP Aggressive Growth	1.75%	12/27/00
VIP Asset Manager	1.50%	1/12/00
VIP Asset Manager: Growth	1.25%	1/12/00
VIP Balanced	1.75%	1/12/00
VIP Contrafund	1.25%	1/12/00
VIP Dynamic Capital Appreciation	1.75%	9/25/00
VIP Equity-Income	1.75%	1/12/00
VIP Growth	1.75%	1/12/00
VIP Growth & Income	1.25%	1/12/00
VIP Growth Opportunities	1.75%	1/12/00
VIP High Income	1.25%	1/12/00
VIP Index 500	0.53%	1/12/00
VIP Investment Grade Bond	1.05%	1/12/00
VIP Mid Cap	1.25%	1/12/00
VIP Money Market	0.60%	1/12/00
VIP Overseas	1.75%	1/12/00
VIP Value	1.75%	5/9/01

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500, VIP Investment Grade Bond, and VIP Money Market) pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth, VIP Growth Opportunities, VIP Money Market, and VIP Value) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class 2	1.70%A
VIP Asset Manager - Service Class 2	0.89%
VIP Asset Manager: Growth - Service Class 2	0.99%
VIP Balanced - Service Class 2	0.81%
VIP Contrafund - Service Class 2	0.90%
VIP Dynamic Capital Appreciation - Service Class 2	1.68%A
VIP Equity-Income - Service Class 2	0.83%
VIP Growth - Service Class 2	0.90%
VIP Growth & Income - Service Class 2	0.82%
VIP Growth Opportunities - Service Class 2	0.93%
VIP High Income - Service Class 2	0.98%
VIP Index 500 - Service Class 2	0.53%A
VIP Investment Grade Bond - Service Class 2	0.82%
VIP Mid Cap - Service Class 2	0.88%
VIP Overseas - Service Class 2	1.12%
VIP Value - Service Class 2	1.70%A

A After reimbursement.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

Prospectus

Fund Basics - continued

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown in the following chart:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given timeFMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 80% of the fund'sassets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E or P/B ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

DAMI normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. DAMI may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

DAMI may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

DAMI may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If DAMI's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Prospectus

Principal Investment Strategies

FMR normally invests at least 80% of the fund's assets ininvestment-grade debt securities of all types and repurchase agreements for those securities.

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2001, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2001, the fund's dollar-weighted average maturitywas approximately 7.3 years and the index's dollar-weighted average maturity was approximately 8.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest the fund's assets in investment-grade debt securities by investing in other funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 80% of the fund'sassets in securities of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, FMR generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style.At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 80% of the fund'sassets in non-U.S. securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Value Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in securities of companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. FMR considers traditional and other measures of value such as P/B ratio, price/sales (P/S) ratio, P/E ratio, and the discounted value of a company's projected future free cash flows. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; and companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security pricesor other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Prospectus

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entitiesproviding credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR or DAMI may temporarily use a different investment strategy for defensive purposes. If FMR or DAMI does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Prospectus

Fund Basics - continued

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

VIP Value Portfolio seeks capital appreciation.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

VIP Index 500 Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

VIP Investment Grade Bond Portfolio normally invests at least 80% of its assets in investment-grade debt securities of all types and repurchase agreements for those securities.

VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

VIP Overseas Portfolio normally invests at least 80% of its assets in non-U.S. securities.

Country or Geographic Region

FMR considers non-U.S. securities to include investments that are tied to a particular country or region outside the U.S. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: the source of government guarantees (if any); the primary trading market; the issuer's domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that each fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

A fund may reject or cancel any purchase orders for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders,from market timers or investors that, in FMR's opinion,may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, butmay take up to seven business days to be processed if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap,VIP Overseas, and VIP Value normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 28, 2002, FMRhad approximately $13.6 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for each fund (except VIP Index 500) and handling each fund's business affairs.

DAMI serves as a sub-adviserfor VIP Index 500. DAMI chooses VIP Index 500's investments and places orders to buy and sell the fund's investments. Prior to May 1, 2001, Bankers Trust Company (BT) served as sub-adviser for VIP Index 500.

As of December 31, 2001, DAMI had approximately $96 billion in discretionary assets under management.

DAMI's principal offices are at 280 Park Avenue, New York, New York 10017.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap,VIP Overseas, and VIP Value. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap,VIP Overseas, and VIP Value.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap,VIP Overseas, and VIP Value. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap,VIP Overseas, and VIP Value.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA had approximately $6.7 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of June 30, 2001, FIIA(U.K.)L had approximately $3.6 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value. As of June 30, 2001, FIJ had approximately $21.9 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory and order execution services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value from time to time.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM is primarily responsible for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of March 28, 2002, FIMM had approximately $330.6 billion in discretionary assets under management.

FMR Co., Inc. (FMRC) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Mid Cap,VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap,VIP Overseas, and VIP Value. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FMRC may provide investment advisory services for VIP Index 500.

FMRC is an affiliate of FMR. As of March 28, 2002, FMRC had approximately $543.8 billion in discretionary assets under management.

Prospectus

Fund Services - continued

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as aresearch analyst and manager.

Stephen DuFour is vice president and manager of VIP Value, which he has managed since May 2001. Mr. DuFour also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. DuFour has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has held several positions including portfolio manager, director of research for FMR Co., division head for international equities and director of international research, and chief investment officer for Fidelity International, Limited.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. He also manages another Fidelity fund. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and lead manager of VIP Balanced and vice president and manager of VIP Growth & Income, which he has managed since February 2002 and September 1998, respectively. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.24% of its average net assets.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas, and VIP Value or 0.37% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market, and it drops as total assets under management increase.

Prospectus

For December 2001, the group fee rate was 0.28% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap,VIP Overseas, and VIP Value and the group fee rate was 0.13% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Investment Grade Bond, VIP Mid Cap, and VIP Value; 0.35% for VIP Aggressive Growth; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2001, for each fund (other than VIP Index 500 and VIP Value) is shown in the table below.

Total Management Fee
VIP Aggressive Growth	0.63%
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.58%
VIP Dynamic Capital Appreciation	0.58%
VIP Equity-Income	0.48%
VIP Growth	0.58%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Investment Grade Bond	0.43%
VIP Mid Cap	0.58%
VIP Money Market	0.18%A
VIP Overseas	0.73%

A Prior to May 1, 2001, VIP Money Market paid FMR a management fee composed of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR pays DAMI for providing investment managementservices.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2002, approximately 68.76% and 27.40% of VIP Aggressive Growth's and VIP Value's total outstanding shares, respectively, were held by an FMR affiliate.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow up to the full amount of the Service Class 2 12b-1 (service) fee to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support servicesthat benefit variable product owners.

In addition, each Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class 2.

Prospectus

Fund Services - continued

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity® Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

DAMI may allocate brokerage transactions in a manner that takes into account the sale of shares of VIP Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, VIP Money Market, and VIP Overseas) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Investment Grade Bond, and VIP Value), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income E	.01 H	.00
Net realized and unrealized gain (loss)	(1.82) H	.02
Total from investment operations	(1.81)	.02
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 8.20	$ 10.02
Total Return B, C, D	(18.08)%	.20%
Ratios to Average Net Assets G
Expenses before expense reductions	3.23%	146.63% A
Expenses net of voluntary waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.70%	1.75% A
Net investment income	.09% H	5.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,500	$ 401
Portfolio turnover rate	526%	26% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.05 and decrease net realized and unrealized gain (loss) per share by $.05. Without this change the ratio of net investment income (loss) to average net assets would have been (.49)%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Asset Manager - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income E	.46	.53
Net realized and unrealized gain (loss)	(1.11)	(.84)
Total from investment operations	(.65)	(.31)
Less Distributions
From net investment income	(.64)	(.59) G
From net realized gain	(.24)	(1.38) G
Total distributions	(.88)	(1.97)
Net asset value, end of period	$ 14.36	$ 15.89
Total Return B, C,D	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.90%	.88% A
Expenses net of voluntary waivers, if any	.90%	.88% A
Expenses net of all reductions	.89%	.88% A
Net investment income	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,993	$ 4,785
Portfolio turnover rate	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Asset Manager: Growth - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income E	.28	.34
Net realized and unrealized gain (loss)	(1.30)	(1.96)
Total from investment operations	(1.02)	(1.62)
Less Distributions
From net investment income	(.38)	(.36)
From net realized gain	(.47)	(1.50)
Total distributions	(.85)	(1.86)
Net asset value, end of period	$ 12.43	$ 14.30
Total Return B, C, D	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.00%	.97% A
Expenses net of all reductions	.99%	.95% A
Net investment income	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,213	$ 3,091
Portfolio turnover rate	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Balanced - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income E	.38	.40
Net realized and unrealized gain (loss)	(.63)	(.75)
Total from investment operations	(.25)	(.35)
Less Distributions
From net investment income	(.51)	(.47)
From net realized gain	-	(.35)
In excess of net realized gain	-	(.05)
Total distributions	(.51)	(.87)
Net asset value, end of period	$ 13.61	$ 14.37
Total Return B, C, D	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.83%	.85% A
Expenses net of voluntary waivers, if any	.83%	.85% A
Expenses net of all reductions	.81%	.83% A
Net investment income	2.85%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,798	$ 4,797
Portfolio turnover rate	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Contrafund - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income E	.10	.10
Net realized and unrealized gain (loss)	(2.98)	(.93)
Total from investment operations	(2.88)	(.83)
Less Distributions
From net investment income	(.16)	(.11)
From net realized gain	(.60)	(3.62)
Total distributions	(.76)	(3.73)
Net asset value, end of period	$ 20.00	$ 23.64
Total Return B, C, D	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94%	.92% A
Expenses net of voluntary waivers, if any	.94%	.92% A
Expenses net of all reductions	.90%	.90% A
Net investment income	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 231,686	$ 81,950
Portfolio turnover rate	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Dynamic Capital Appreciation - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.00
Net realized and unrealized gain (loss)	(2.41)	(1.48)
Total from investment operations	(2.42)	(1.48)
Less Distributions
From net investment income	(.01)	-
Net asset value, end of period	$ 6.09	$ 8.52
Total Return B, C, D	(28.44)%	(14.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.77%	10.49% A
Expenses net of voluntary waivers, if any	1.75%	1.75% A
Expenses net of all reductions	1.68%	1.75% A
Net investment income (loss)	(.23)%	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,972	$ 1,549
Portfolio turnover rate	432%	295% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period September 25, 2000 (commencement of operations) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Equity-Income - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income E	.27	.32
Net realized and unrealized gain (loss)	(1.50)	1.95
Total from investment operations	(1.23)	2.27
Less Distributions
From net investment income	(.41)	(.43) G
From net realized gain	(1.18)	(1.61) G
Total distributions	(1.59)	(2.04)
Net asset value, end of period	$ 22.59	$ 25.41
Total Return B, C, D	(5.23)%	10.19%
Ratios to Average Net Assets H
Expenses before expense reductions	.84%	.83% A
Expenses net of voluntary waivers, if any	.84%	.83% A
Expenses net of all reductions	.83%	.82% A
Net investment income	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 226,078	$ 39,911
Portfolio turnover rate	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)
Net realized and unrealized gain (loss)	(7.22)	(3.86)
Total from investment operations	(7.24)	(3.95)
Less Distributions
From net investment income	(.03)	(.05)
From net realized gain	(2.82)	(5.97)
Total distributions	(2.85)	(6.02)
Net asset value, end of period	$ 33.34	$ 43.43
Total Return B, C, D	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.93%	.91% A
Expenses net of voluntary waivers, if any	.93%	.91% A
Expenses net of all reductions	.90%	.90% A
Net investment income (loss)	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,475	$ 57,095
Portfolio turnover rate	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Growth & Income - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income E	.14	.15
Net realized and unrealized gain (loss)	(1.44)	(.49)
Total from investment operations	(1.30)	(.34)
Less Distributions
From net investment income	(.19)	(.19)
From net realized gain	(.61)	(1.24)
Total distributions	(.80)	(1.43)
Net asset value, end of period	$ 13.07	$ 15.17
Total Return B,C, D	(9.01)%	(2.11)%
Ratios to Average Net Assets G
Expenses before expense reductions	.84%	.85% A
Expenses net of voluntary waivers, if any	.84%	.85% A
Expenses net of all reductions	.82%	.84% A
Net investment income	1.08%	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,237	$ 13,025
Portfolio turnover rate	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Growth Opportunities - Service Class 2

Years ended December 31,	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income E	.08	.01
Net realized and unrealized gain (loss)	(2.66)	(3.34)
Total from investment operations	(2.58)	(3.33)
Less Distributions
From net investment income	(.06)	(.28)
From net realized gain	-	(1.41)
Total distributions	(.06)	(1.69)
Net asset value, end of period	$ 15.04	$ 17.68
Total Return B, C, D	(14.64)%	(15.74)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95%	.95% A
Expenses net of voluntary waivers, if any	.95%	.95% A
Expenses net of all reductions	.93%	.93% A
Net investment income	.53%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,643	$ 25,827
Portfolio turnover rate	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP High Income - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income E	.788 H	.936
Net realized and unrealized gain (loss)	(1.568) H	(3.206)
Total from investment operations	(.780)	(2.270)
Less Distributions
From net investment income	(.990)	(.740)
Net asset value, end of period	$ 6.360	$ 8.130
Total Return B, C, D	(11.93)%	(21.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	.98%	1.01% A
Expenses net of voluntary waivers, if any	.98%	1.01% A
Expenses net of all reductions	.98%	1.01% A
Net investment income	11.81% H	11.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,508	$ 4,742
Portfolio turnover rate	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.121 and decrease net realized and unrealized gain (loss) per share by $.121. Without this change the ratio of net investment income to average net assets would have been 10.00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Index 500 - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income E	1.09	1.04
Net realized and unrealized gain (loss)	(19.23)	(12.71)
Total from investment operations	(18.14)	(11.67)
Less Distributions
From net investment income	(1.61)	(1.67)
From net realized gain	-	(.73)
Total distributions	(1.61)	(2.40)
Net asset value, end of period	$ 129.43	$ 149.18
Total Return B, C, D	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.61%	.76% A
Expenses net of voluntary waivers, if any	.53%	.53% A
Expenses net of all reductions	.53%	.53% A
Net investment income	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,338	$ 323
Portfolio turnover rate	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Investment Grade Bond - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income E	.643 H	.686
Net realized and unrealized gain (loss)	.327 H	.634
Total from investment operations	.970	1.320
Less Distributions
From net investment income	(.690)	(.840)
Net asset value, end of period	$ 12.820	$ 12.540
Total Return B, C, D	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.82%	1.75% A
Expenses net of voluntary waivers, if any	.82%	1.05% A
Expenses net of all reductions	.82%	1.05% A
Net investment income	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,225	$ 229
Portfolio turnover rate	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.009 and increase net realized and unrealized gain (loss) per share by $.009. Without this change the ratio of net investment income to average net assets would have been 5.27%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

Prospectus

Appendix - continued

VIP Mid Cap - Service Class 2

Years ended December 31,	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income E	.15	.14
Net realized and unrealized gain (loss)	(.86)	5.35
Total from investment operations	(.71)	5.49
Less Distributions
From net investment income	-	(.06)
In excess of net realized gain	-	(.05)
Total distributions	-	(.11)
Net asset value, end of period	$ 19.49	$ 20.20
Total Return B, C, D	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94%	.99% A
Expenses net of voluntary waivers, if any	.94%	.99% A
Expenses net of all reductions	.88%	.94% A
Net investment income	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,356	$ 73,039
Portfolio turnover rate	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Money Market - Service Class 2

Years ended December 31,	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.039	.058
Less Distributions
From net investment income	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000
Total Return B, C, D	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55%	.96% A
Expenses net of voluntary waivers, if any	.55%	.60% A
Expenses net of all reductions	.55%	.60% A
Net investment income	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

VIP Overseas - Service Class 2

Years ended December 31,	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income E	.10	.12 F
Net realized and unrealized gain (loss)	(3.80)	(3.68)
Total from investment operations	(3.70)	(3.56)
Less Distributions
From net investment income	(.93)	(.30)
In excess of net investment income	-	(.06)
From net realized gain	(1.47)	(2.33)
Total distributions	(2.40)	(2.69)
Net asset value, end of period	$ 13.81	$ 19.91
Total Return B, C, D	(21.20)%	(15.50)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.18%	1.15% A
Expenses net of all reductions	1.12%	1.13% A
Net investment income	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,843	$ 12,351
Portfolio turnover rate	98%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

VIP Value - Service Class 2

	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.01
Net realized and unrealized gain (loss)	(.36)
Total from investment operations	(.35)
Less Distributions
From net investment income	(.01)
Net asset value, end of period	$ 9.64
Total ReturnB, C, D	(3.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	7.38% A
Expenses net of voluntary waivers, if any	1.75% A
Expenses net of all reductions	1.70% A
Net investment income	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,750
Portfolio turnover rate	115% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period May 9, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Prospectus

Appendix - continued

Additional Performance Information

Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. The LipperSM  Variable Annuity Mid-Cap Growth Funds Average, Lipper Variable Annuity Multi-Cap Core Funds Average, Lipper Variable Annuity Equity Income Classification Funds Average, Lipper Variable Annuity Large-Cap Growth Funds Average, Lipper Variable Annuity Large-Cap Core Funds Average, and Lipper Variable Annuity S&P 500 Index Classification Funds Average reflect the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper Variable Annuity Mid-Cap Supergroup Average, Lipper Variable Annuity Multi-Cap Supergroup Average, and Lipper Variable Annuity Large-Cap Supergroup Average reflect the performance (excluding sales charges) of mutual funds with similar capitalization. The following information compares the performance of Service Class 2 of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Mid Cap to additional Lipper comparison categories. Performance information will be available for VIP Value after VIP Value has been in operation for one calendar year.

Average Annual Returns

For the periods ended December 31, 2001	Past 1 year	Life of class
VIP Aggressive Growth - Service Class 2	-18.08%	-17.74%A
Lipper Variable Annuity Mid-Cap Growth Funds Average	-23.03%	--
Lipper Variable Annuity Mid-Cap Supergroup Average	-10.90%	--
VIP Contrafund - Service Class 2	-12.47%	-8.39B
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--
VIP Dynamic Capital Appreciation - Service Class 2	-28.44%	-32.35C
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--
VIP Equity-Income - Service Class 2	-5.23%	2.23B
Lipper Variable Annuity Equity Income Classification Funds Average	-4.26%	--
VIP Growth - Service Class 2	-17.87%	-13.68B
Lipper Variable Annuity Large-Cap Growth Funds Average	-21.88%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Growth & Income - Service Class 2	-9.01%	-5.70B
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Growth Opportunities - Service Class 2	-14.64%	-15.40B
Lipper Variable Annuity Large-Cap Core Funds Average	-12.94%	--
Lipper Variable Annuity Large-Cap Supergroup Average	-15.64%	--
VIP Index 500 - Service Class 2	-12.31%	-9.94B
Lipper Variable Annuity S&P 500 Index Classification Funds Average	-12.27%	--
VIP Mid Cap - Service Class 2	-3.51%	15.27B
Lipper Variable Annuity Multi-Cap Core Funds Average	-12.92%	--
Lipper Variable Annuity Multi-Cap Supergroup Average	-12.48%	--

A From December 27, 2000.

B From January 12, 2000.

C From September 25, 2000.

If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, and VIP Index 500's Service Class 2 returns would have been lower.

Prospectus

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

Notes

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.733316.103 VIP2C-pro-0402

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND® PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500 PORTFOLIO,
INVESTMENT GRADE BOND PORTFOLIO, MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, and VALUE PORTFOLIO

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2002

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

To obtain a free additional copy of a prospectus, dated April 30, 2002, or an annual report, please call Fidelity at 1-888-622-3175.

TABLE OF CONTENTS	PAGE
Investment Policies and Limitations	<Click Here>
Special Considerations Regarding Canada	<Click Here>
Special Considerations Regarding Europe	<Click Here>
Special Considerations Regarding Japan	<Click Here>
Special Considerations Regarding Asia Pacific Region (ex Japan)	<Click Here>
Special Considerations Regarding Latin America	<Click Here>
Special Considerations Regarding Russia	<Click Here>
Special Considerations Regarding Africa	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Performance	<Click Here>
Buying and Selling Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Board Approval of the Existing Investment Advisory Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trusts	<Click Here>
Financial Statements	<Click Here>
Appendix	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

VIPIS2-ptb-0402
1.478007.105

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

Investment Limitations of VIP Aggressive Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations for the fund are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Asset Manager

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund as the issuer of Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund, respectively.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Asset Manager: Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund as the issuer of Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund, respectively.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Balanced

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of investing at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock), FMR interprets "total assets" to exclude collateral received for securities lending transactions.

Investment Limitations of VIP Contrafund

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Dynamic Capital Appreciation

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Equity-Income

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Growth

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Growth & Income

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Growth Opportunities

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP High Income

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Ultra-Short Central Fund as the issuer of Fidelity Ultra-Short Central Fund.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Index 500

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of the fund's limitation on concentration in a single industry, the fund may use the industry categorizations as defined by BARRA, Inc.

Investment Limitations of VIP Investment Grade Bond

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) FMR limits the amount of the fund's assets that may be invested in foreign securities to 50%.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For purposes of limitation (5), with respect to the fund's investments in Fidelity Ultra-Short Central Fund, FMR treats the issuers of the underlying securities owned by Fidelity Ultra-Short Central Fund as the issuer of Fidelity Ultra-Short Central Fund.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Mid Cap

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

For purposes of normally investing at least 80% of the fund's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap® Index and the Standard & Poor's® MidCap 400 Index (S&P MidCap 400) no less frequently than once a month.

Investment Limitations of VIP Money Market

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) purchase the securities of any issuer if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or

(9) invest in companies for the purpose of exercising control or management.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party.

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(viii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitations (1) and (i).

With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

Investment Limitations of VIP Overseas

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund (i) may borrow money for temporary or emergency purposes (not for leveraging or investment) or (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination (borrowings) do not exceed 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

The following investment limitations for the fund are not fundamental and may be changed, as regulatory agencies permit, without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

Investment Limitations of VIP Value

The following are the fund's fundamental investment limitations set forth in their entirety. The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

The following investment limitations for the fund are not fundamental and may be changed without shareholder approval.

(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

The extent to which the fund may invest in the securities of a single issuer or a certain number of issuers is limited by the diversification requirements imposed by Section 817(h) of the Internal Revenue Code, which are in addition to the diversification requirements described above in limitation (1).

With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Pursuant to certain state insurance regulations, any repurchase agreements or foreign repurchase agreements the fund enters into will be secured by collateral consisting of liquid assets having a market value of not less than 102% of the cash or assets transferred to the other party.

For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page <Click Here>.

The following pages contain more detailed information about types of instruments in which a fund may invest, strategies Fidelity Management & Research Company (FMR) or Deutsche Asset Management, Inc. (DAMI) (for VIP Index 500) may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR or DAMI may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset Allocation (VIP Asset Manager and VIP Asset Manager: Growth only). The stock class includes domestic and foreign equity securities of all types (other than adjustable rate preferred stocks, which are included in the bond class). Securities in the stock class may include common stocks, fixed-rate preferred stocks (including convertible preferred stocks), warrants, rights, depositary receipts, securities of closed-end investment companies, and other equity securities issued by companies of any size, located anywhere in the world.

The bond class includes all varieties of domestic and foreign fixed-income securities maturing in more than one year. Securities in this asset class may include bonds, notes, adjustable-rate preferred stocks, convertible bonds, mortgage-related and asset-backed securities, domestic and foreign government and government agency securities, zero coupon bonds, and other intermediate and long-term securities. These securities may be denominated in U.S. dollars or foreign currency.

The short-term/money market class includes all types of domestic and foreign short-term and money market instruments. Short-term and money market instruments may include commercial paper, notes, and other corporate debt securities, government securities issued by U.S. or foreign governments or their agencies or instrumentalities, bank deposits and other financial institution obligations, repurchase agreements involving any type of security, and other similar short-term instruments. These instruments may be denominated in U.S. dollars or foreign currency.

FMR may use its judgment to place a security in the most appropriate asset class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. A fund may also make other investments that do not fall within these asset classes. In making asset allocation decisions, FMR will evaluate projections of risk, market conditions, economic conditions, volatility, yields, and returns. FMR's management will use database systems to help analyze past situations and trends, research specialists in each of the asset classes to help in securities selection, portfolio management professionals to determine asset allocation and to select individual securities, and its own credit analysis as well as credit analyses provided by rating services.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Borrowing. Each fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are money market or short-term bond funds managed by FMR or its affiliates or DAMI or its affiliates. The money market central funds seek to earn a high level of current income (free from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. The money market central funds comply with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of their investments. The short-term bond central funds seek to obtain a high level of current income consistent with preservation of capital.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Country or Geographic Region. FMR considers a number of factors to determine whether an investment is tied to a particular country or region including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Domestic and Foreign Investments (money market fund only) include U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.

The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.

Exposure to Foreign Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that FMR or DAMI will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund (other than a money market fund) may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR or DAMI.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on FMR's or DAMI's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR or DAMI anticipates. For example, if a currency's value rose at a time when FMR or DAMI had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR or DAMI hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR or DAMI increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's or DAMI's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Repurchase Agreements. Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Funds' Rights as Investors. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Directors, shareholders of a company, and holders of other securities of the company when FMR or DAMI determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR or DAMI will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.

Futures and Options. The following paragraphs pertain to futures and options: Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.

Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, some are based on indices of securities prices, such as the Standard & Poor's 500® Index (S&P 500®), and some are based on eurodollars. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

Futures may be based on foreign indexes such as the Compagnie des Agents de Change 40 Index (CAC 40) in France, the Deutscher Aktienindex (DAX 30) in Germany, the Dow Jones Euro Stoxx 50 (ESTOXX 50) in Europe, the IBEX 35 Index (IBEX 35) in Spain, the Financial Times Stock Exchange 100 Index (FTSE 100) in the United Kingdom, the S&P ASX 200 Index (ASX 200) in Australia, the Hang Seng Index in Hong Kong, and the Nikkei Stock Average (Nikkei 225), the Nikkei Stock Index 300 (Nikkei 300), and the Tokyo Stock Exchange Stock Price Index (TOPIX) in Japan.

Positions in Eurodollar futures reflect market expectations of forward levels of three-month London Interbank Offered Rate (LIBOR) rates.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

Limitations on Futures and Options Transactions. Each growth, growth & income, asset allocation, and income fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.

In addition, each growth, growth & income, and asset allocation fund (except VIP Index 500) will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, each income fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

DAMI also intends to follow certain other limitations on VIP Index 500's futures and option activities. The fund will not purchase any option if, as a result, more than 5% of its total assets would be invested in option premiums. Under normal conditions, the fund will not enter into any futures contract or option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of the indices or other instruments underlying the fund's other futures or options positions, would exceed 35% of the fund's total assets. These limitations do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the funds'(other than the money market fund's) investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Purchasing Put and Call Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of each fund's (except VIP Index 500) investments and, through reports from FMR, the Board monitors investments in illiquid securities. Under the supervision of the Board of Trustees and FMR, DAMI determines the liquidity of VIP Index 500's investments and, through reports from FMR and/or DAMI, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, FMR or DAMI, as appropriate, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

In addition, for VIP Index 500, indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of the S&P 500 or comparable stock indices. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the S&P 500 as accurately as direct investments in the S&P 500.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Some may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. A debt security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Service, Standard & Poor's (S&P), or Fitch Inc., or is unrated but considered to be of equivalent quality by FMR.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type. FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Index 500, by DAMI or, under certain circumstances, by FMR or an FMR affiliate.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR or, for VIP Index 500, by DAMI or, under certain circumstances, by FMR or an FMR affiliate. Such transactions may increase fluctuations in the market value of fund assets and a fund's yield and may be viewed as a form of leverage.

Securities Lending. A fund may lend securities to parties such as broker-dealers or other institutions, including Fidelity Brokerage Services LLC (FBS LLC). FBS LLC is a member of the New York Stock Exchange (NYSE) and an indirect subsidiary of FMR Corp. VIP Index 500 will not lend securities to DAMI or its affiliates.

Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by FMR or DAMI to be in good standing and when, in FMR's or DAMI's judgment, as appropriate, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

VIP Index 500 may invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Short sales against the box could be used to protect the net asset value per share (NAV) of a money market fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. A money market fund will incur transaction costs in connection with opening and closing short sales against the box. A fund (other than a money market fund) will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. Each fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

Sovereign Debt Obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds.

Swap Agreements (except VIP Index 500) can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Swap Agreements (VIP Index 500 only). Under a typical equity swap agreement, a counterparty such as a bank or broker-dealer agrees to pay the fund a return equal to the dividend payments and increase in value, if any, of an index or group of stocks, and the fund agrees in return to pay a fixed or floating rate of interest, plus any declines in value of the index. Swap agreements can also have features providing for maximum or minimum exposure to a designated index. In order to track the return of its designated index effectively, VIP Index 500 would generally have to own other assets returning approximately the same amount as the interest rate payable by the fund under the swap agreement.

The most significant factor in the performance of swap agreements is the change in value of the specific index or currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses and impairing the fund's correlation with the S&P 500. A fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Temporary Defensive Policies. Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, VIP Overseas, and VIP Value reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

VIP Investment Grade Bond reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

VIP High Income reserves the right to invest without limitation in investment-grade securities for temporary, defensive purposes.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

SPECIAL CONSIDERATIONS REGARDING CANADA

Political. Canada's parliamentary system of government is, in general, stable. However, from time to time, some provinces, but particularly Quebec, have called for a revamping of the legal and financial relationship between the federal government in Ottawa and the provinces. To date, referendums on Quebec sovereignty have been defeated, but the issue remains unresolved. The Supreme Court of Canada decided in August 1998 that if there was a "clear answer" to a "clear question" in a referendum, then the federal government would be obliged to negotiate with Quebec.

Economic. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of industrial and basic materials, both domestically and internationally, can have a significant effect on Canadian market performance.

In addition, Canada relies considerably on the health of the United States' economy, its biggest trading partner and largest foreign investor. The expanding economic and financial integration of the United States and Canada will likely make the Canadian economy and securities market increasingly sensitive to U.S. economic and market events.

Currency. Since Canada let its currency float in 1970, its value has been in a steady decline against the U.S. dollar. While the decline has helped Canada stay competitive in export markets, U.S. investors have seen their investment returns eroded by the impact of currency conversion.

SPECIAL CONSIDERATIONS REGARDING EUROPE

On January 1, 1999, eleven of the fifteen member countries of the European Union (EU) fixed their currencies irrevocably to the euro, the new unit of currency of the European Economic and Monetary Union (EMU). At that time each member's currency was converted at a fixed rate to the euro. Initially, use of the euro will be confined mainly to the wholesale financial markets, while its widespread use in the retail sector will follow the circulation of euro banknotes and coins on January 1, 2002. At that time, the national banknotes and coins of participating member countries will cease to be legal tender. In addition to adopting a single currency, member countries will no longer control their own monetary policies. Instead, the authority to direct monetary policy will be exercised by the new European Central Bank. On June 19, 2000, Greece's application for membership in the EMU was accepted by the EU Council of Ministers. This action expanded the number of members of the EU's single currency area from eleven to twelve, effective January 1, 2001.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the union is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Eleven disparate economies must adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. The Continent's economies are diverse, its governments decentralized, and its cultures differ widely. Unemployment is historically high and could pose political risk. One or more member countries might exit the union, placing the currency and banking system in jeopardy. In September 2000, Danish voters rejected membership in the single European currency. The result of this vote has likely set back the plans of the Prime Ministers of Sweden and The United Kingdom to place a similar referendum on euro membership before their voters. Similarly, the Danish vote has been seen as giving a boost to the growing numbers of citizens of euro-zone countries who have grown disaffected with the weakened currency.

Political. For those countries in Western and Eastern Europe that were not included in the first round of the EU implementation, the prospects for eventual membership serve as a strong political impetus for many governments to employ tight fiscal and monetary policies. Particularly for the Eastern European countries, aspirations to join the EU are likely to push governments to act decisively.

At the same time, there could become an increasingly widening gap between rich and poor within the aspiring countries, those countries who are close to meeting membership criteria, and those who are not likely to join the EMU. Realigning traditional alliances could alter trading relationships and potentially provoke divisive socioeconomic splits. Despite relative calm in Western Europe in recent years, the risk of regional conflict or targeted terrorist activity could disrupt European markets.

In the transition to the single economic system, significant political decisions will be made which will effect the market regulation, subsidization, and privatization across all industries, from agricultural products to telecommunications.

Economic. As economic conditions across member states vary from robust to dismal, there is continued concern about national-level support for the currency and the accompanying coordination of fiscal and wage policy among the eleven EMU member nations. According to the Maastricht treaty, member countries must maintain inflation below 3.3%, public debt below 60% of GDP, and a deficit of 3% or less of GDP to qualify for participation in the euro. These requirements severely limit member countries' ability to implement monetary policy to address regional economic conditions. Countries that did not qualify for the euro risk being left farther behind.

Foreign Trade. The EU has recently been involved in a number of trade disputes with major trading partners, including the United States. Tariffs and embargoes have been levied upon imports of agricultural products and meat that have resulted in the affected nation levying retaliatory tariffs upon imports from Europe. These disputes can adversely affect the valuations of the European companies that export the targeted products.

Currency. Investing in euro-denominated securities entails risk of being exposed to a new currency that may not fully reflect the strengths and weaknesses of the disparate economies that make up the EU. This has been the case in 1999, 2000, and the first ten months of 2001, when the initial exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns in the region. In addition, many European countries rely heavily upon export dependent businesses and any strength in the exchange rate between the euro and the dollar can have either a positive or a negative effect upon corporate profits.

Nordic Countries. Faced with stronger global competition, the Nordic countries - Norway, Finland, Denmark, and Sweden - have had to scale down their historically generous welfare programs, resulting in drops in domestic demand and increased unemployment. Major industries in the region, such as forestry, agriculture, and oil, are heavily resource-dependent and face pressure as a result of high labor costs. Pension reform, union regulation, and further cuts in liberal social programs will likely need to be addressed as the Nordic countries face increased international competition.

Eastern Europe. Investing in the securities of Eastern European issuers is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe.

The economies of the Eastern European nations are embarking on the transition from communism at different paces with appropriately different characteristics. Most Eastern European markets suffer from thin trading activity, dubious investor protections, and often, a dearth of reliable corporate information. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor. In addition, these markets are particularly sensitive to political, economic, and currency events in Russia and have recently suffered heavy losses as a result of their trading and investment links to the troubled Russian economy and currency.

SPECIAL CONSIDERATIONS REGARDING JAPAN

Fueled by public investment, protectionist trade policies, and innovative management styles, the Japanese economy has transformed itself since World War II into the world's second largest economy. Despite its impressive history, investors face special risks when investing in Japan.

Economic. Since Japan's bubble economy collapsed a decade ago, the nation has drifted between modest growth and recession. By mid-year 1998, the world's second largest economy had slipped into its deepest recession since World War II. Much of the blame can be placed on government inaction in implementing long-neglected structural reforms despite strong and persistent prodding from the International Monetary Fund and the G7 member nations. Steps have been taken to deregulate and liberalize protected areas of the economy, but the pace of change has been disappointedly slow.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region.

Foreign Trade. Much of Japan's economy is dependent upon international trade. The country is a leading exporter of automobiles and industrial machinery as well as industrial and consumer electronics. While the United States is Japan's largest single trading partner, close to half of Japan's trade is conducted with developing nations, almost all of which are in Southeast Asia. For the past four years, Southeast Asia's economies have been mired in economic stagnation causing a steep decline in Japan's exports to the area. Japan's hope for economic recovery and renewed export growth is largely dependent upon the pace of economic recovery in Southeast Asia.

Natural Resource Dependency. An island nation with limited natural resources, Japan is also heavily dependent upon imports of essential products such as oil, forest products, and industrial metals. Accordingly, Japan's industrial sector and domestic economy are highly sensitive to fluctuations in international commodity prices. In addition, many of these commodities are traded in U.S. dollars and any strength in the exchange rate between the yen and the dollar can have either a positive or a negative effect upon corporate profits.

Natural Disasters. The Japanese islands have been subjected to periodic natural disasters including earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the nation's populace and industries.

SPECIAL CONSIDERATIONS REGARDING ASIA PACIFIC REGION (EX JAPAN)

Many countries in the region have historically faced political uncertainty, corruption, military intervention, and social unrest. Examples include the ethnic, sectarian, and separatist violence found in Indonesia, and the nuclear arms threats between India and Pakistan. To the extent that such events continue in the future, they can be expected to have a negative effect on economic and securities market conditions in the region.

Economic. The economic health of the region depends, in great part, on each country's respective ability to carry out fiscal and monetary reforms and its ability to address the International Monetary Fund's mandated benchmarks. The majority of the countries in the region can be characterized as either developing or newly industrialized economies, which tend to experience more volatile economic cycles than developed countries. In addition, a number of countries in the region have historically faced hyperinflation, a deterrent to productivity and economic growth.

Currency. Some countries in the region may impose restrictions on converting local currency, effectively preventing foreigners from selling assets and repatriating funds. While flexible exchange rates through most of the region should allow greater control of domestic liquidity conditions, the region's currencies generally face above-average volatility with potentially negative implications for economic and security market conditions.

Natural Disasters. The Asia Pacific region has been subjected to periodic natural disasters such as earthquakes, monsoons, and tidal waves. These events have often inflicted substantial economic disruption upon the populace and industry of the countries in that region.

China Region. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China's 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong's success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

SPECIAL CONSIDERATIONS REGARDING LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, and currency devaluation. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated and have enjoyed sound levels of growth. Privatization of state-owned companies is almost completed. Foreign trade restrictions have been relaxed. Large fiscal deficits have been reduced and inflation controlled. Nonetheless, the volatile stock markets of 1998 have clearly demonstrated that investors in the region continue to face a number of potential risks.

Political. While investors recently have benefited from friendlier forms of government, the Latin American political climate is still vulnerable to sudden changes. Many countries in the region have been in recession and have faced high unemployment. Corruption remains part of the political landscape. This could lead to social unrest and changes in governments that are less favorable to investors. The investor friendly trends of social, economic, and market reforms seen over the past several years could be reversed.

Social Unrest. While recent reforms have begun to improve living conditions of many of the region's populations, Latin America continues to suffer from one of the most inequitable distributions of wealth in the world, as well as rampant delinquency and street crime. The recent reforms and the move to democracy, which were initially welcomed by the population, so far have been slow to significantly improve the living conditions of the majority of people. This could lead to social unrest, occasional labor strikes, rebellion, or civil war.

Economic. Many countries in the region have experienced periods of hyperinflation which adversely impacted and may continue to impact their economies and local stock markets. Despite signs that inflation has been tamed, the risk of hyperinflation persists.

Foreign Trade. One key to the recent economic growth in the region has been the reduction of trade barriers and a series of free-trade agreements. These are currently under pressure given the recent macro-economic imbalances between many trading partners. One example would be Mercosur, which includes Argentina, Brazil, Uruguay, and Paraguay. As long as the economies perform well and the regimes maintain similar economic and currency policies, all will benefit from this agreement. However, the recent devaluation of Brazil's currency, combined with recessions in the region, has created tension between the largest trading partners, Brazil and Argentina. This could threaten the pace of vital trade integration and regional economic stability.

Currency. As is typical of emerging markets, Latin America has a long history of currency devaluation, evidenced by the Mexican peso crisis and the more recent Brazilian devaluation. The region remains exposed to currency speculators, particularly if the economic or political conditions worsen. Countries where the currency is artificially pegged to the dollar are most at risk. For example, predatory speculation may shift to Argentina if the cost of maintaining the currency board reaches an unsustainable level given the negative impact of the Brazilian devaluation, the economic recession, the deterioration of the foreign trade balances, and the mounting fiscal deficit.

Sovereign Debt. Although austerity programs in many countries have significantly reduced fiscal deficits, the region is still facing significant debt. Interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. In addition, governments may be forced to reschedule or freeze their debt repayment, which could negatively impact the stock market.

Natural Resources Dependency. Commodities such as agricultural products, minerals, and metals account for a significant percentage of exports of many Latin American countries. As a result, these economies have been particularly sensitive to the fluctuation of commodity prices. As an example, Chile has been affected by the change in the prices of copper and pulp, which has adversely affected its economy and stock market. Similarly, because the U.S. is Mexico's largest trading partner - accounting for more than four-fifths of its exports - any economic downturn in the U.S. economy could adversely impact the Mexican economy and stock market.

Natural Disasters. The region has been subjected to periodic natural disasters, such as earthquakes and floods. These events have often inflicted substantial damage upon the populations and the economy. More recently, weather disorders attributed to the "El Nino" effect have placed a serious drag on the economy of some countries, such as Peru and Ecuador.

Financial Reporting Standards. Local rules governing local financial reporting have become more strict in recent years and many companies have gained listing on the NYSE or National Association of Securities Dealers Automatic Quotation System (NASDAQ) which requires compliance with U.S. reporting standards. Nevertheless, rules for disclosing financial information by companies listed on local exchanges are less stringent than those of the U.S., which increases the difficulty of accessing reliable and viable information.

SPECIAL CONSIDERATIONS REGARDING RUSSIA

Investing in Russian securities is highly speculative and involves greater risks than generally encountered when investing in the securities markets of the U.S. and most other developed countries. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. For most of the past decade, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have floundered as the proceeds of IMF and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation's government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union. As recently as 1998, the government imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms.

Foreign investors also face a high degree of currency risk when investing in Russian securities. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and declared a moratorium on commercial debt payments. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of proceeds.

Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. A combination of poor accounting standards, inept management, endemic corruption, and limited shareholder rights pose a significant risk, particularly to foreign investors.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. Among these are thin trading activity, inadequate regulatory protection for the rights of investors, and lax custody procedures. Additionally, there is a dearth of solid corporate information available to investors.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

SPECIAL CONSIDERATIONS REGARDING AFRICA

Africa is a highly diverse and politically unstable continent of over 50 countries and 840 million people. Civil wars, coups, and even genocidal warfare have beset much of this region in recent years. Nevertheless, the continent is home to an abundance of natural resources, including natural gas, aluminum, crude oil, copper, iron, bauxite, cotton, diamonds, and timber. Wealthier African countries generally have strong connections to European partners; evidence of these relationships is seen in the growing market capitalization and foreign investment. Economic performance remains closely tied to world commodity markets, particularly oil, as well as agricultural conditions, such as drought.

Several Northern African countries have substantial oil reserves and, accordingly, their economies react strongly to world oil prices. They share a regional and sometimes religious identification with the oil producing nations of the Middle East and can be strongly affected by political and economic developments in those countries. As in the south, weather conditions have a strong impact on many of their natural resources, as was the case in 1995, when severe drought adversely affected economic growth.

Several African countries have active equity markets, many established since 1989. The oldest market, in Egypt, was established in 1883, while the youngest, in Zambia, was established in 1994. The mean age for all equity markets is 40 years old. A total of 2,041 firms are listed on the respective exchanges. With the exception of the relatively large and liquid South African stock market, sub-Saharan Africa is probably the riskiest of all the world's emerging markets.

During the past two decades, sub-Saharan Africa has lagged behind other developing regions in economic growth. The area attracts only a modest share of foreign direct investment and remains highly dependent on foreign aid. The financial markets are small and underdeveloped and offer little regulatory protection for investors. Except for South Africa, the most fundamental problem in all of the countries in the region is the absence of an effective court system to ensure the enforceability of contracts. Investors in the area generally face a high risk of continuing political and economic instability as well as currency exchange rate volatility.

South Africa. South Africa has a highly developed and industrialized economy. It is rich in mineral resources and is the world's largest producer and exporter of gold. The nation's new government has made remarkable progress in consolidating the nation's peaceful transition to democracy and in redressing the socioeconomic disparities created by apartheid. It has a sophisticated financial structure with a large and active stock exchange that ranks 20th in the world in terms of market capitalization. Nevertheless, investors in South Africa face a number of risks common to other developing regions. The nation's heavy dependence upon the export of natural resources makes its economy and stock market vulnerable to weak global demand and declines in commodity prices. The country's currency reserves have been a constant problem and its currency can be vulnerable to devaluation. There is also the risk that ethnic and civic conflict could result in the abandonment of many of the nation's free market reforms to the detriment of shareholders.

PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR or DAMI pursuant to authority contained in the management contract and sub-advisory agreement. FMR or DAMI may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. In selecting brokers or dealers (including affiliates of FMR or DAMI), FMR or DAMI generally considers: the execution price; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the firm; the execution services rendered on a continuing basis; the reasonableness of any commissions; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services, including research, provided by the FCM.

If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the sub-advisory agreement, and will do so in accordance with the policies described in this section.

Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Securities may be purchased from underwriters at prices that include underwriting fees.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.

Futures transactions are executed and cleared through FCMs who receive commissions for their services.

Each fund may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced FMR's or DAMI's normal research activities in providing investment advice to the funds. FMR's or DAMI's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Certain of the products and services FMR or DAMI receives from brokers or dealers are furnished by brokers or dealers on their own initiative, either in connection with a particular transaction or as part of their overall services. In addition, FMR or DAMI may request a broker or dealer to provide a specific proprietary or third-party product or service. While FMR or DAMI takes into account the products and services provided by a broker or dealer in determining whether commissions are reasonable, neither FMR, nor DAMI, nor a fund incurs an obligation to the broker, dealer, or third party to pay for any product or service (or portion thereof) by generating a certain amount of commissions or otherwise.

Brokers or dealers that execute transactions for a fund may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing a fund to pay such higher commissions, FMR or DAMI will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for the fund or FMR's or DAMI's overall responsibilities to the fund or other investment companies and investment accounts. Typically, these products and services assist FMR, DAMI, or their affiliates in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts; however, each product or service received may not benefit the fund.

FMR or DAMI is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use the research services of brokerage and other firms that have provided such assistance. FMR or DAMI may place trades with certain brokers, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), with which FMR is under common control, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, DAMI may also place trades with BT Brokerage Corporation and Deutsche Banc Alex. Brown Inc., with which DAMI is under common control, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR or DAMI may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to August 28, 2000, FMR placed trades with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp. Prior to January 13, 2001, BT placed trades with Deutsche Bank Securities Inc., an indirect subsidiary of Deutsche Bank AG. Prior to July 18, 2000, BT placed trades with BT Futures Corporation, an indirect subsidiary of Deutsche Bank AG. Prior to May 1, 2001, BT served as a sub-adviser for VIP Index 500. On May 1, 2001, BT was replaced by DAMI, an indirect subsidiary of Deutsche Bank AG.

FMR may allocate brokerage transactions to brokers or dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's expenses. The transaction quality must, however, be comparable to that of other qualified broker-dealers.

The Trustees of each fund periodically review FMR's or DAMI's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.

For the fiscal periods ended December 31, 2001 and 2000, the portfolio turnover rates for each fund (except VIP Money Market) are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in FMR's investment outlook.

Turnover Rates

2001

2000

VIP Aggressive Growth***	526%	26%*
VIP Asset Manager	108%	76%
VIP Asset Manager: Growth	111%	147%
VIP Balanced	126%	126%
VIP Contrafund	140%	177%
VIP Dynamic Capital Appreciation****	432%	295%*
VIP Equity-Income	24%	22%
VIP Growth	105%	103%
VIP Growth & Income	58%	72%
VIP Growth Opportunities	89%	117%
VIP High Income	138%	68%
VIP Index 500	9%	10%
VIP Investment Grade Bond	278%	154%
VIP Mid Cap	144%	245%
VIP Overseas	98%	136%
VIP Value**	115%*	--

* Annualized.

** VIP Value commenced operations on May 9, 2001.

*** VIP Aggressive Growth commenced operations on December 27, 2000.

**** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. The following tables show the brokerage commissions paid by each fund. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. For the fiscal years ended December 31, 2001, 2000, and 1999, VIP Investment Grade Bond and VIP Money Market paid no brokerage commissions.

The following table shows the total amount of brokerage commissions paid by each fund.

	Fiscal Year Ended	Total Amount Paid
VIP Aggressive Growth	December 31
2001		29,003
2000*		193
VIP Asset Manager	December 31
2001		3,267,157
2000		1,391,875
1999		2,496,587
VIP Asset Manager: Growth	December 31
2001		511,329
2000		521,175
1999		375,385
VIP Balanced	December 31
2001		209,557
2000		273,045
1999		331,588
VIP Contrafund	December 31
2001		18,757,971
2000		18,774,588
1999		15,840,679
VIP Dynamic Capital Appreciation	December 31
2001		25,279
2000**		1,872
VIP Equity-Income	December 31
2001		5,785,621
2000		5,705,616
1999		6,208,570
VIP Growth	December 31
2001		26,241,915
2000		17,311,815
1999		13,556,145
VIP Growth & Income	December 31
2001		976,557
2000		974,963
1999		1,007,324
VIP Growth Opportunities	December 31
2001		1,414,887
2000		2,332,315
1999		1,307,761
VIP High Income	December 31
2001		424,095
2000		291,995
1999		328,701
VIP Index 500	December 31
2001		361,014
2000		180,255
1999		312,758
VIP Mid Cap	December 31
2001		2,784,073
2000		1,283,724
1999		11,740
VIP Overseas	December 31
2001		5,192,950
2000		9,646,449
1999		4,933,697
VIP Value	December 31
2001***		3,720

* VIP Aggressive Growth commenced operations on December 27, 2000.

** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

*** VIP Value commenced operations on May 9, 2001.

The first table below shows the total amount of brokerage commissions paid by each fund to NFS, NFSC, FBSJ, and REDIBook, as applicable, for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund toNFS, FBSJ, and REDIBook for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 2001. NFS, NFSC, FBSJ and REDIBook are paid on a commission basis.

Total Amount Paid
	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
VIP Aggressive Growth	December 31
2001		$ 2,161	--	$ 0	$ 0
2000*		$ 0	--	$ 0	$ 0
VIP Asset Manager	December 31
2001		$ 140,674	--	$ 0	$ 0
2000		$ 20,976	$ 35,964	$ 0	$ 0
1999		--	$ 93,901	$ 0	--
VIP Asset Manager: Growth	December 31
2001		$ 20,226	--	$ 0	$ 0
2000		$ 10,993	$ 14,873	$ 0	$ 0
1999		--	$ 12,555	$ 0	--
VIP Balanced	December 31
2001		$ 8,903	--	$ 0	$ 0
2000		$ 2,826	$ 11,046	$ 0	$ 331
1999		--	$ 23,744	$ 0	--
VIP Contrafund	December 31
2001		$ 775,124	--	$ 13,841	$ 195
2000		$ 253,416	$ 482,901	$ 27,657	$ 12,937
1999		--	$ 1,027,934	$ 9,208	--
VIP Dynamic Capital Appreciation	December 31
2001		$ 937	--	$ 0	$ 0
2000**		$ 97	$ 0	$ 0	$ 0
		Total Amount Paid
	Fiscal Year Ended	To NFS	To NFSC	To FBSJ	To REDIBook
VIP Equity-Income	December 31
2001		$ 182,226	--	$ 921	$ 0
2000		$ 81,424	$ 161,561	$ 3,365	$ 160
1999		--	$ 357,904	$ 0	--
VIP Growth	December 31
2001		$ 1,025,296	--	$ 3,825	$ 406
2000		$ 455,677	$ 499,635	$ 31,039	$ 20,569
1999		--	$ 1,077,716	$ 16,697	--
VIP Growth & Income	December 31
2000		$ 43,669	--	$ 0	$ 0
2001		$ 27,646	$ 38,886	$ 0	$ 605
1999		--	$ 93,221	$ 0	--
VIP Growth Opportunities	December 31
2001		$ 55,330	--	$ 0	$ 0
2000		$ 27,391	$ 54,158	$ 412	$ 1,241
1999		--	$ 107,749	$ 0	--
VIP High Income	December 31
2001		$ 22,661	--	$ 0	$ 0
2000		$ 9,961	$ 8,266	$ 0	$ 0
1999		--	$ 7,978	$ 0	--
VIP Mid Cap	December 31
2001		$ 89,677	--	$ 0	$ 139
2000		$ 93,244	$ 24,770	$ 0	$ 1,208
1999		--	$ 591	$ 0	--
VIP Overseas	December 31
2001		$ 12,071	--	$ 0	$ 0
2000		$ 6,147	$ 20,905	$ 0	$ 0
1999		--	$ 825	$ 184	--
VIP Value	December 31
2001***		$ 168	--	$ 0	$ 0

* VIP Aggressive Growth commenced operations on December 27, 2000.

** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

*** VIP Value commenced operations on May 9, 2001.

	Fiscal Year Ended 2001	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS	% of Aggregate Commissions Paid to FBSJ	% of Aggregate Dollar Amount of Transactions Effected through FBSJ	% of Aggregate Commissions Paid to REDIBook	% of Aggregate Dollar Amount of Transactions Effected through REDIBook
VIP Aggressive Growth*	December 31	7.45%	6.19%	0.00%	0.00%	0.00%	0.00%
VIP Asset Manager(dagger)	December 31	4.31%	5.67%	0.00%	0.00%	0.00%	0.00%
VIP Asset Manager: Growth(dagger)	December 31	3.96%	6.07%	0.00%	0.00%	0.00%	0.00%
VIP Balanced(dagger)	December 31	4.25%	5.40%	0.00%	0.00%	0.00%	0.00%
VIP Contrafund(dagger)	December 31	4.13%	8.43%	0.07%	0.16%	0.00%	0.00%
VIP Dynamic Capital Appreciation(dagger)	December 31	3.71%	4.08%	0.00%	0.00%	0.00%	0.00%
VIP Equity-Income(dagger)	December 31	3.15%	6.53%	0.02%	0.05%	0.00%	0.00%
VIP Growth(dagger)	December 31	3.91%	9.01%	0.01%	0.03%	0.00%	0.00%
VIP Growth & Income(dagger)	December 31	4.47%	6.19%	0.00%	0.00%	0.00%	0.00%
	Fiscal Year Ended 2001	% of Aggregate Commissions Paid to NFS	% of Aggregate Dollar Amount of Transactions Effected through NFS	% of Aggregate Commissions Paid to FBSJ	% of Aggregate Dollar Amount of Transactions Effected through FBSJ	% of Aggregate Commissions Paid to REDIBook	% of Aggregate Dollar Amount of Transactions Effected through REDIBook
VIP Growth Opportunities(dagger)	December 31	3.91%	6.86%	0.00%	0.00%	0.00%	0.00%
VIP High Income(dagger)	December 31	5.34%	18.61%	0.00%	0.00%	0.00%	0.00%
VIP Mid Cap(dagger)	December 31	3.22%	6.25%	0.00%	0.00%	0.00%	0.01%
VIP Overseas	December 31	0.23%	0.44%	0.00%	0.00%	0.00%	0.00%
VIP Value+,(dagger)	December 31	4.52%	6.21%	0.00%	0.00%	0.00%	0.00%

+ VIP Value commenced operations on May 9, 2001.

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS is a result of the low commission rates charged by NFS.

* The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, NFS reflects the relatively low price of certain securities.

The first table below shows the total amount of brokerage commissions paid by VIP Index 500 to BT Brokerage Corporation, BT Futures Corporation, Deutsche Bank Securities Inc., and Deutsche Banc Alex. Brown Inc. for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by VIP Index 500 to Deutsche Bank Securities Inc. and Deutsche Banc Alex. Brown Inc. for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the fiscal year ended 2001. BT Brokerage Corporation, BT Futures Corporation, Deutsche Bank Securities Inc. and Deutsche Banc Alex. Brown Inc. are paid on a commission basis.

		Total Amount Paid
Fund	Fiscal Year Ended	To BT Brokerage Corporation	To BT Futures Corporation	To Deutsche Bank Securities Inc.	To Deutsche Banc Alex. Brown Inc.
VIP Index 500	December 31
2001		$ 0	--	$ 2,058***	$ 32,136****
2000		20,094*	$ 0	14,820**	--
1999		5,754	61,676	--	--

* For the period January 1, 2000 through July 17, 2000.

** For the period July 18, 2000 through December 31, 2000.

*** For the period January 1, 2001 through January 12, 2001.

**** For the period January 13, 2001 through December 31, 2001.

Fund	Fiscal Year Ended 2001	% of Aggregate Commissions Paid to Deutsche Bank Securities Inc.	% of Aggregate Dollar Amount of Transactions Effected through Deutsche Bank Securities Inc.	% of Aggregate Commissions Paid to Deutsche Banc Alex. Brown Inc.	% of Aggregate Dollar Amount of Transactions Effected through Deutsche Banc Alex. Brown Inc.
VIP Index 500(dagger)	December 31	0.57%	5.25%	8.90%	73.32%

(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, Deutsche Bank Securities Inc. and Deutsche Banc Alex. Brown Inc. is a result of the low commission rates charged by Deutsche Bank Securities Inc. and Deutsche Banc Alex. Brown Inc.

The following table shows the dollar amount of brokerage commissions paid to firms for providing research services and the approximate dollar amount of the transactions involved for the fiscal year ended 2001.

	Fiscal Year Ended 2001	$ Amount of Commissions Paid to Firms for Providing Research Services*	$ Amount of Brokerage Transactions Involved*
VIP Aggressive Growth	December 31	$ 15,574	$ 7,073,340
VIP Asset Manager	December 31	$ 2,918,177	$ 3,338,488,336
VIP Asset Manager: Growth	December 31	$ 442,799	$ 498,324,662
VIP Balanced	December 31	$ 195,956	$ 153,964,500
VIP Contrafund	December 31	$ 17,746,405	$ 15,062,216,098
VIP Dynamic Capital Appreciation	December 31	$ 13,656	$ 6,184,061
VIP Equity-Income	December 31	$ 5,542,087	$ 3,754,273,756
VIP Growth	December 31	$ 25,186,453	$ 18,487,515,264
VIP Growth & Income	December 31	$ 885,385	$ 810,839,845
VIP Growth Opportunities	December 31	$ 1,344,542	$ 1,232,080,732
VIP High Income	December 31	$ 383,271	$ 88,219,287
VIP Mid Cap	December 31	$ 2,599,824	$ 1,605,358,977
VIP Overseas	December 31	$ 4,184,006	$ 2,784,214,328
VIP Value+	December 31	$ 2,674	$ 1,954,379

* The provision of research services was not necessarily a factor in the placement of all this business with such firms.

+ VIP Value commenced operations on May 9, 2001.

For the fiscal year ended December 31, 2001, VIP Investment Grade Bond, VIP Index 500 and VIP Money Market paid no brokerage commissions to firms for providing research services.

The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made by FMR or DAMI, as appropriate, and are independent from those of other funds or investment accounts managed by FMR or DAMI or their affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser (investment manager for VIP Index 500) and DAMI as sub-adviser to VIP Index 500 outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

VALUATION

Each class's NAV is the value of a single share. The NAV of each class is computed by adding the class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting the class's pro rata share of the applicable fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

Growth, Growth & Income, and Asset Allocation Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.

Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Futures contracts and options are valued on the basis of market quotations, if available.

Independent brokers or quotation services provide prices of foreign securities in their local currency. Fidelity Service Company, Inc. (FSC) gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Income/Taxable Bond Funds. Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.

Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.

Independent brokers or quotation services provide prices of foreign securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange or market on which that security is traded, then that security will be valued in good faith by a committee appointed by the Board of Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair value of such securities. For example, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. In making a good faith determination of the value of a security, the committee may review price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading.

Money Market Fund. Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

Securities of other open-end investment companies are valued at their respective NAVs.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

PERFORMANCE

A class may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The share price of each class of a fund (other than a money market fund), the yield, if applicable, of each class of a money market, income, growth & income, or asset allocation fund, and return fluctuate in response to market conditions and other factors, and the value of a fund's (other than a money market fund's) shares when redeemed may be more or less than their original cost.

Yield Calculations (Money Market Fund).To compute the yield for a class of the money market fund for a period, the net change in value of a hypothetical investment in one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the investment at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A class of the money market fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a class of the money market fund may quote yields in advertising based on any historical seven-day period. Yields for each class of the money market fund are calculated on the same basis as other money market funds, as required by applicable regulation.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Yield Calculations (Income, Growth & Income, and Asset Allocation Funds). Yields for a class are computed by dividing a class's pro rata share of the fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity securities are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the fund's financial statements.

In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.

Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, a class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.

Return Calculations. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A class's return may be calculated by using the performance data of a previously existing class prior to the date that the new class commenced operations, adjusted to reflect differences in sales charges but not 12b-1 fees. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class.

In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

Net Asset Value. Charts and graphs using a class's NAVs, adjusted NAVs, and benchmark indexes may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of a class's return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.

Moving Averages. A growth, growth & income, or asset allocation fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. The 13-week and 39-week long-term moving averages for each class of each fund are shown in the table below.

Fund	13-Week Long-Term Moving Average	39-Week Long-Term Moving Average
VIP Aggressive Growth - Initial Class*	$ 7.72	$ 8.31
VIP Aggressive Growth - Service Class*	$ 7.74	$ 8.34
VIP Aggressive Growth - Service Class 2*	$ 7.70	$ 8.30
VIP Asset Manager - Initial Class*	$ 14.14	$ 14.30
VIP Asset Manager - Service Class*	$ 14.05	$ 14.21
VIP Asset Manager - Service Class 2*	$ 13.99	$ 14.16
VIP Asset Manager: Growth - Initial Class*	$ 12.11	$ 12.37
VIP Asset Manager: Growth - Service Class*	$ 12.03	$ 12.29
VIP Asset Manager: Growth - Service Class 2*	$ 11.99	$ 12.25
VIP Balanced - Initial Class*	$ 13.40	$ 13.52
VIP Balanced - Service Class*	$ 13.35	$ 13.48
VIP Balanced - Service Class 2*	$ 13.30	$ 13.43
VIP Contrafund - Initial Class*	$ 19.55	$ 20.07
VIP Contrafund - Service Class*	$ 19.49	$ 20.02
VIP Contrafund - Service Class 2*	$ 19.43	$ 19.96
VIP Dynamic Capital Appreciation - Initial Class*	$ 5.82	$ 6.25
VIP Dynamic Capital Appreciation - Service Class*	$ 5.81	$ 6.23
VIP Dynamic Capital Appreciation - Service Class 2*	$ 5.80	$ 6.23
VIP Equity-Income - Initial Class*	$ 21.98	$ 22.81
VIP Equity-Income - Service Class*	$ 21.91	$ 22.75
VIP Equity-Income - Service Class 2*	$ 21.83	$ 22.68
VIP Growth - Initial Class*	$ 32.53	$ 34.31
VIP Growth - Service Class*	$ 32.41	$ 34.19
VIP Growth - Service Class 2*	$ 32.28	$ 34.07
VIP Growth & Income - Initial Class*	$ 12.87	$ 13.12
VIP Growth & Income - Service Class*	$ 12.80	$ 13.05
VIP Growth & Income - Service Class 2*	$ 12.76	$ 13.00
VIP Growth Opportunities - Initial Class*	$ 14.71	$ 15.27
VIP Growth Opportunities - Service Class*	$ 14.69	$ 15.25
VIP Growth Opportunities - Service Class 2*	$ 14.63	$ 15.19
VIP Index 500 - Initial Class*	$ 126.74	$ 131.70
VIP Index 500 - Service Class*	$ 126.63	$ 131.61
VIP Index 500 - Service Class 2*	$ 126.15	$ 131.16
VIP Mid Cap - Initial Class*	$ 18.78	$ 18.74
VIP Mid Cap - Service Class*	$ 18.73	$ 18.69
VIP Mid Cap - Service Class 2*	$ 18.69	$ 18.65
VIP Overseas - Initial Class*	$ 13.71	$ 14.76
VIP Overseas - Service Class*	$ 13.67	$ 14.72
VIP Overseas - Service Class 2*	$ 13.64	$ 14.67
VIP Value - Initial Class*	$ 9.29	--
VIP Value - Service Class*	$ 9.30	--
VIP Value - Service Class 2*	$ 9.29	--

* On December 28, 2001.

Historical Asset Allocation, Growth, Growth & Income Fund Results. The following tables show each class's return for the fiscal periods ended December 31, 2001.

Returns and yields, if applicable, for Initial Class, Service Class, and Service Class 2 of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns and yields, if applicable, for Initial Class, Service Class, and Service Class 2 of each fund would be lower if the effect of those sales charges and expenses were included.

Service Class and Service Class 2 have a 12b-1 fee of 0.10% and 0.25%, respectively, which is included in the yield, if applicable, and average annual and cumulative returns.

Historical Income Fund Results. The following tables show each class's yield, and returns for the fiscal periods ended December 31, 2001.

Returns and yields for Initial Class, Service Class, and Service Class 2 of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns and yields, if applicable, for Initial Class, Service Class, and Service Class 2 of each fund would be lower if the effect of those sales charges and expenses were included.

Service Class and Service Class 2 have a 12b-1 fee of 0.10% and 0.25%, respectively, which is included in the yield and average annual and cumulative returns.

Historical Money Market Fund Results. The following tables show each class's 7-day yield and returns for the fiscal periods ended December 31, 2001.

Returns and yields for Initial Class, Service Class, and Service Class 2 of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns and yields for Initial Class, Service Class,and Service Class 2 of each fund would be lower if the effect of those sales charges and expenses were included.

Service Class and Service Class 2 have a 12b-1 fee of 0.10% and 0.25%, respectively, which is included in the 7-day yield and average annual and cumulative returns.

	Average Annual Returns1
Fund	One Year	Five Years	Ten Years/ Life of Fund*
VIP Aggressive Growth
Initial Class	-17.89%	--	-17.55%
Service Class	-17.59%	--	-17.25%
Service Class 2	-18.08%	--	-17.74%
VIP Asset Manager
Initial Class	-4.15%	7.28%	9.25%
Service Class	-4.24%	7.13%	9.17%
Service Class 2	-4.38%	7.07%	9.15%
VIP Asset Manager: Growth
Initial Class	-7.39%	6.56%	10.64%
Service Class	-7.57%	6.39%	10.52%
Service Class 2	-7.66%	6.34%	10.48%
VIP Balanced
Initial Class	-1.58%	7.20%	8.53%
Service Class	-1.72%	7.07%	8.44%
Service Class 2	-1.87%	7.01%	8.39%
VIP Contrafund
Initial Class	-12.28%	10.44%	15.75%
Service Class	-12.36%	10.35%	15.68%
Service Class 2	-12.47%	10.30%	15.64%
VIP Dynamic Capital Appreciation
Initial Class	-28.32%	--	-32.26%
Service Class	-28.44%	--	-32.35%
Service Class 2	-28.44%	--	-32.35%
VIP Equity-Income
Initial Class	-4.96%	9.40%	13.61%
Service Class	-5.09%	9.30%	13.56%
Service Class 2	-5.23%	9.24%	13.52%
VIP Growth
Initial Class	-17.67%	11.66%	13.40%
Service Class	-17.74%	11.56%	13.35%
Service Class 2	-17.87%	11.49%	13.31%
VIP Growth & Income
Initial Class	-8.75%	10.11%	9.88%
Service Class	-8.85%	9.99%	9.76%
Service Class 2	-9.01%	9.93%	9.70%
VIP Growth Opportunities
Initial Class	-14.42%	3.69%	9.43%
Service Class	-14.49%	3.62%	9.38%
Service Class 2	-14.64%	3.55%	9.32%
VIP High Income
Initial Class	-11.73%	-3.58%	5.28%
Service Class	-11.90%	-3.70%	5.22%
Service Class 2	-11.93%	-3.76%	5.19%
VIP Index 500
Initial Class	-12.09%	10.37%	13.43%
Service Class	-12.18%	10.33%	13.41%
Service Class 2	-12.31%	10.26%	13.37%
VIP Investment Grade Bond
Initial Class	8.46%	7.22%	6.93%
Service Class	8.30%	7.17%	6.90%
Service Class 2	8.08%	7.06%	6.85%
VIP Mid Cap
Initial Class	-3.26%	--	25.65%
Service Class	-3.36%	--	25.50%
Service Class 2	-3.51%	--	25.37%
VIP Money Market
Initial Class	4.18%	5.32%	4.92%
Service Class	4.10%	5.28%	4.90%
Service Class 2	3.96%	5.20%	4.86%
VIP Overseas
Initial Class	-21.21%	2.73%	5.89%
Service Class	-21.27%	2.64%	5.85%
Service Class 2	-21.20%	2.63%	5.84%
		Cumulative Returns1
Fund	Thirty-/ Seven-Day Yield	One Year	Five Years	Ten Years/ Life of Fund*
VIP Aggressive Growth - Initial Class	--	-17.89%	--	-17.72%
VIP Aggressive Growth - Service Class	--	-17.59%	--	-17.42%
VIP Aggressive Growth - Service Class 2	--	-18.08%	--	-17.92%
VIP Asset Manager - Initial Class	--	-4.15%	42.09%	142.22%
VIP Asset Manager - Service Class	--	-4.24%	41.12%	140.56%
VIP Asset Manager - Service Class 2	--	-4.38%	40.74%	139.91%
VIP Asset Manager: Growth - Initial Class	--	-7.39%	37.38%	102.87%
VIP Asset Manager: Growth - Service Class	--	-7.57%	36.32%	101.30%
VIP Asset Manager: Growth - Service Class 2	--	-7.66%	35.99%	100.82%
VIP Balanced - Initial Class	--	-1.58%	41.54%	77.33%
VIP Balanced - Service Class	--	-1.72%	40.70%	76.28%
VIP Balanced - Service Class 2	--	-1.87%	40.30%	75.78%
VIP Contrafund - Initial Class	--	-12.28%	64.29%	178.26%
VIP Contrafund - Service Class	--	-12.36%	63.64%	177.15%
VIP Contrafund - Service Class 2	--	-12.47%	63.23%	176.46%
VIP Dynamic Capital Appreciation - Initial Class	--	-28.32%	--	-38.93%
VIP Dynamic Capital Appreciation - Service Class	--	-28.44%	--	-39.03%
VIP Dynamic Capital Appreciation - Service Class 2	--	-28.44%	--	-39.03%
VIP Equity-Income - Service Class 2	--	-4.96%	56.69%	258.12%
VIP Equity-Income - Service Class	--	-5.09%	56.01%	256.56%
VIP Equity-Income - Service Class 2	--	-5.23%	55.54%	255.49%
VIP Growth - Initial Class	--	-17.67%	73.54%	251.56%
VIP Growth - Service Class	--	-17.74%	72.83%	250.13%
VIP Growth - Service Class 2	--	-17.87%	72.27%	248.98%
VIP Growth & Income - Initial Class	--	-8.75%	61.87%	60.25%
VIP Growth & Income - Service Class	--	-8.85%	61.01%	59.40%
VIP Growth & Income - Service Class 2	--	-9.01%	60.53%	58.93%
VIP Growth Opportunities - Initial Class	--	-14.42%	19.84%	87.83%
VIP Growth Opportunities - Service Class	--	-14.49%	19.45%	87.22%
VIP Growth Opportunities - Service Class 2	--	-14.64%	19.03%	86.57%
VIP High Income - Initial Class	9.33%	-11.73%	-16.68%	67.29%
VIP High Income - Service Class	9.26%	-11.90%	-17.19%	66.27%
VIP High Income - Service Class 2	9.12%	-11.93%	-17.42%	65.80%
VIP Index 500 - Initial Class	--	-12.09%	63.75%	224.96%
VIP Index 500 - Service Class	--	-12.18%	63.51%	224.48%
VIP Index 500 - Service Class 2	--	-12.31%	62.96%	223.39%
VIP Investment Grade Bond - Initial Class	5.07%	8.46%	41.70%	95.39%
VIP Investment Grade Bond - Service Class	4.98%	8.30%	41.37%	94.94%
VIP Investment Grade Bond - Service Class 2	4.85%	8.08%	40.63%	93.91%
VIP Mid Cap - Initial Class	--	-3.26%	--	98.87%
VIP Mid Cap - Service Class	--	-3.36%	--	98.16%
VIP Mid Cap - Service Class 2	--	-3.51%	--	97.56%
VIP Money Market - Initial Class	2.06%	4.18%	29.61%	61.72%
VIP Money Market - Service Class	2.00%	4.10%	29.32%	61.36%
VIP Money Market - Service Class 2	1.85%	3.96%	28.84%	60.77%
VIP Overseas - Initial Class	--	-21.21%	14.40%	77.20%
VIP Overseas - Service Class	--	-21.27%	13.94%	76.49%
VIP Overseas - Service Class 2	--	-21.20%	13.88%	76.39%
VIP Value - Initial Class	--	--	--	-3.40%
VIP Value - Service Class	--	--	--	-3.50%
VIP Value - Service Class 2	--	--	--	-3.50%

* Life of fund figures are from commencement of operations (December 27, 2000 for VIP Aggressive Growth; January 3, 1995 for VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, and VIP Growth Opportunities; September 25, 2000 for VIP Dynamic Capital Appreciation; August 27, 1992 for VIP Index 500; December 28, 1998 for VIP Mid Cap; and May 9, 2001 for VIP Value) through the fiscal period ended December 31, 2001.

(dagger) Returns for periods of less than one year are not annualized.

1 Initial offering of Service Class of each fund (except VIP Value, VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Index 500, and VIP Mid Cap) took place on November 3, 1997. Returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

 Initial offering of Service Class 2 of each fund (except VIP Value, VIP Aggressive Growth and VIP Dynamic Capital Appreciation) took place on January 12, 2000. Returns prior to January 12, 2000 through November 3, 1997 (except for VIP Index 500) are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

 Initial offering of Service Class of VIP Index 500 took place on July 7, 2000. Returns prior to July 7, 2000 through January 12, 2000 are those of Service Class 2, which reflect a 12b-1 fee of 0.25%. Service Class returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to July 7, 2000 through January 12, 2000 would have been higher and returns prior to January 12, 2000 would have been lower.

Note: If FMR had not reimbursed certain class expenses during these periods, VIP Aggressive Growth's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Dynamic Capital Appreciation's,VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Money Market's, and VIP Value's returns would have been lower.

The following tables show the change in value of a hypothetical $10,000 investment in each class of each fund during the past 10 fiscal periods ended 2001 or life of the fund, as applicable, assuming all distributions were reinvested. Returns are based on past results and are not an indication of future performance. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below. The tables also show the income and capital elements of a class's cumulative return. The tables compare a class's return to the record of the S&P 500, the Dow Jones Industrial AverageSM  (DJIA)SM , and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons are provided to show how a class's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of VIP High Income, VIP Investment Grade Bond, and VIP Money Market invests in debt securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than investments such as the funds. Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, VIP Overseas, and VIP Value has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike a class's returns, do not include the effect of brokerage commissions or other costs of investing.

A hypothetical $10,000 investment in Initial Class of VIP Aggressive Growth on December 27, 2000 (commencement of operations) would have been valued on December 31, 2001 at $8,228.

VIP AGGRESSIVE GROWTH - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 8,220	$ 8	$ 0	$ 8,228	$ 8,755	$ 9,448	$ 10,155
2000*	$ 10,020	$ 0	$ 0	$ 10,020	$ 9,936	$ 9,987	$ 10,000

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Aggressive Growth on December 27, 2000, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Aggressive Growth on December 27, 2000 (commencement of operations) would have been valued on December 31, 2001 at $8,258.

VIP AGGRESSIVE GROWTH - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 8,250	$ 8	$ 0	$ 8,258	$ 8,755	$ 9,448	$ 10,155
2000*	$ 10,020	$ 0	$ 0	$ 10,020	$ 9,936	$ 9,987	$ 10,000

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Aggressive Growth on December 27, 2000, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class 2 of VIP Aggressive Growth on December 27, 2000 (commencement of operations) would have been valued on December 31, 2001 at $8,208.

VIP AGGRESSIVE GROWTH - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 8,200	$ 8	$ 0	$ 8,208	$ 8,755	$ 9,448	$ 10,155
2000*	$ 10,020	$ 0	$ 0	$ 10,020	$ 9,936	$ 9,987	$ 12,618

* From December 27, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Aggressive Growth on December 27, 2000, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and 0 for capital gain distributions.

A hypothetical $10,000 investment in Initial Class of VIP Asset Manager on January 1, 1992 would have been valued on December 31, 2001 at $24,222.

VIP ASSET MANAGER - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,562	$ 5,198	$ 7,462	$ 24,222	$ 33,762	$ 39,178	$ 12,814
2000	$ 12,757	$ 4,676	$ 7,837	$ 25,270	$ 38,315	$ 41,411	$ 12,618
1999	$ 14,876	$ 4,507	$ 6,905	$ 26,288	$ 42,153	$ 43,458	$ 12,204
1998	$ 14,470	$ 3,542	$ 5,651	$ 23,663	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,351	$ 2,787	$ 3,429	$ 20,567	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,490	$ 1,968	$ 1,589	$ 17,047	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,582	$ 1,274	$ 1,019	$ 14,875	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,988	$ 840	$ 890	$ 12,718	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,287	$ 677	$ 579	$ 13,543	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,614	$ 270	$ 287	$ 11,171	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Asset Manager on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,573. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,841 for dividends and $5,649 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Asset Manager on January 1, 1992 would have been valued on December 31, 2001 at $24,056.

VIP ASSET MANAGER - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,482	$ 5,147	$ 7,427	$ 24,056	$ 33,762	$ 39,178	$ 12,814
2000	$ 12,677	$ 4,642	$ 7,804	$ 25,123	$ 38,315	$ 41,411	$ 12,618
1999	$ 14,813	$ 4,491	$ 6,882	$ 26,186	$ 42,153	$ 43,458	$ 12,204
1998	$ 14,422	$ 3,531	$ 5,635	$ 23,588	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,335	$ 2,784	$ 3,426	$ 20,545	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,490	$ 1,969	$ 1,588	$ 17,047	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,582	$ 1,274	$ 1,019	$ 14,875	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,988	$ 840	$ 890	$ 12,718	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,287	$ 677	$ 579	$ 13,543	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,614	$ 270	$ 287	$ 11,171	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Asset Manager on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,545. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,825 for dividends and $5,649 for capital gain distributions. Initial offering of Service Class of VIP Asset Manager took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Asset Manager on January 1, 1992 would have been valued on December 31, 2001 at $23,991.

VIP ASSET MANAGER - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,442	$ 5,147	$ 7,402	$ 23,991	$ 33,762	$ 39,178	$ 12,814
2000	$ 12,661	$ 4,636	$ 7,794	$ 25,091	$ 38,315	$ 41,411	$ 12,618
1999	$ 14,813	$ 4,491	$ 6,882	$ 26,186	$ 42,153	$ 43,458	$ 12,204
1998	$ 14,422	$ 3,531	$ 5,635	$ 23,588	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,335	$ 2,784	$ 3,426	$ 20,545	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,490	$ 1,969	$ 1,588	$ 17,047	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,582	$ 1,274	$ 1,019	$ 14,875	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,988	$ 840	$ 890	$ 12,718	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,287	$ 677	$ 579	$ 13,543	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,614	$ 270	$ 287	$ 11,171	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Asset Manager on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,561. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $3,833 for dividends and $5,649 for capital gain distributions. Initial offering of Service Class 2 of VIP Asset Manager took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Asset Manager: Growth on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $20,287.

VIP ASSET MANAGER: GROWTH - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 12,560	$ 2,002	$ 5,725	$ 20,287	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,410	$ 1,676	$ 5,820	$ 21,906	$ 31,921	$ 31,386	$ 11,623
1999	$ 18,380	$ 1,561	$ 5,086	$ 25,027	$ 35,119	$ 32,938	$ 11,242
1998	$ 17,030	$ 891	$ 3,793	$ 21,714	$ 29,013	$ 25,909	$ 10,949
1997	$ 16,360	$ 435	$ 1,674	$ 18,469	$ 22,565	$ 21,943	$ 10,775
1996	$ 13,100	$ 348	$ 1,319	$ 14,767	$ 16,920	$ 17,575	$ 10,595
1995*	$ 11,770	$ 110	$ 422	$ 12,302	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Asset Manager: Growth on January 3, 1995, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,999. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,830 for dividends and $5,430 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Asset Manager: Growth on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $20,130.

VIP ASSET MANAGER: GROWTH - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 12,470	$ 1,957	$ 5,703	$ 20,130	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,320	$ 1,658	$ 5,801	$ 21,779	$ 31,921	$ 31,386	$ 11,623
1999	$ 18,280	$ 1,556	$ 5,066	$ 24,902	$ 35,119	$ 32,938	$ 11,242
1998	$ 16,960	$ 888	$ 3,780	$ 21,628	$ 29,013	$ 25,909	$ 10,949
1997	$ 16,350	$ 435	$ 1,673	$ 18,458	$ 22,565	$ 21,943	$ 10,775
1996	$ 13,100	$ 348	$ 1,319	$ 14,767	$ 16,920	$ 17,575	$ 10,595
1995	$ 11,770	$ 110	$ 422	$ 12,302	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Asset Manager: Growth on January 3, 1995, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,957. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,800 for dividends and $5,430 for capital gain distributions. Initial offering of Service Class of VIP Asset Manager: Growth took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Asset Manager: Growth on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $20,082.

VIP ASSET MANAGER: GROWTH - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 12,430	$ 1,966	$ 5,686	$ 20,082	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,300	$ 1,656	$ 5,793	$ 21,749	$ 31,921	$ 31,386	$ 11,623
1999	$ 18,280	$ 1,556	$ 5,066	$ 24,902	$ 35,119	$ 32,938	$ 11,242
1998	$ 16,960	$ 888	$ 3,780	$ 21,628	$ 29,013	$ 25,909	$ 10,949
1997	$ 16,350	$ 435	$ 1,673	$ 18,458	$ 22,565	$ 21,943	$ 10,775
1996	$ 13,100	$ 348	$ 1,319	$ 14,767	$ 16,920	$ 17,575	$ 10,595
1995*	$ 11,770	$ 110	$ 422	$ 12,302	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Asset Manager: Growth on January 3, 1995, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,972. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,810 for dividends and $5,430 for capital gain distributions. Initial offering of Service Class 2 of VIP Asset Manager: Growth took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Balanced on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $17,733.

VIP BALANCED - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,720	$ 2,417	$ 1,596	$ 17,733	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,450	$ 1,886	$ 1,681	$ 18,017	$ 31,921	$ 31,386	$ 11,623
1999	$ 16,000	$ 1,476	$ 1,351	$ 18,827	$ 35,119	$ 32,938	$ 11,242
1998	$ 16,110	$ 1,047	$ 851	$ 18,008	$ 29,013	$ 25,909	$ 10,949
1997	$ 14,580	$ 556	$ 171	$ 15,307	$ 22,565	$ 21,943	$ 10,775
1996	$ 12,230	$ 154	$ 144	$ 12,528	$ 16,920	$ 17,575	$ 10,595
1995*	$ 11,170	$ 141	$ 81	$ 11,392	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Balanced on January 3, 1995, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,122. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,180 for dividends and $1,510 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Balanced on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $17,628.

VIP BALANCED - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,660	$ 2,376	$ 1,592	$ 17,628	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,390	$ 1,869	$ 1,678	$ 17,937	$ 31,921	$ 31,386	$ 11,623
1999	$ 15,940	$ 1,471	$ 1,348	$ 18,759	$ 35,119	$ 32,938	$ 11,242
1998	$ 16,070	$ 1,045	$ 849	$ 17,964	$ 29,013	$ 25,909	$ 10,949
1997	$ 14,590	$ 556	$ 172	$ 15,318	$ 22,565	$ 21,943	$ 10,775
1996	$ 12,230	$ 154	$ 144	$ 12,528	$ 16,920	$ 17,575	$ 10,595
1995*	$ 11,170	$ 141	$ 81	$ 11,392	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Balanced on January 3, 1995, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,085. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,150 for dividends and $1,510 for capital gain distributions. Initial offering of Service Class of VIP Balanced took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Balanced on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $17,578.

VIP BALANCED - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,610	$ 2,381	$ 1,587	$ 17,578	$ 28,127	$ 29,694	$ 11,804
2000	$ 14,370	$ 1,867	$ 1,676	$ 17,913	$ 31,921	$ 31,386	$ 11,623
1999	$ 15,940	$ 1,471	$ 1,348	$ 18,759	$ 35,119	$ 32,938	$ 11,242
1998	$ 16,070	$ 1,045	$ 849	$ 17,964	$ 29,013	$ 25,909	$ 10,949
1997	$ 14,590	$ 556	$ 172	$ 15,318	$ 22,565	$ 21,943	$ 10,775
1996	$ 12,230	$ 154	$ 144	$ 12,528	$ 16,920	$ 17,575	$ 10,595
1995	$ 11,170	$ 141	$ 81	$ 11,392	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Balanced on January 3, 1995, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,098. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,160 for dividends and $1,510 for capital gain distributions. Initial offering of Service Class 2 of VIP Balanced took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Contrafund on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $27,826.

VIP CONTRAFUND - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 20,130	$ 830	$ 6,866	$ 27,826	$ 28,127	$ 29,694	$ 11,804
2000	$ 23,750	$ 734	$ 7,237	$ 31,721	$ 31,921	$ 31,386	$ 11,623
1999	$ 29,150	$ 767	$ 4,040	$ 33,957	$ 35,119	$ 32,938	$ 11,242
1998	$ 24,440	$ 507	$ 2,382	$ 27,329	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,940	$ 262	$ 824	$ 21,026	$ 22,565	$ 21,943	$ 10,775
1996	$ 16,560	$ 73	$ 304	$ 16,937	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,790	$ 61	$ 121	$ 13,972	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Contrafund on January 3, 1995, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,559. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $730 for dividends and $6,760 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Contrafund on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $27,715.

VIP CONTRAFUND - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 20,060	$ 803	$ 6,852	$ 27,715	$ 28,127	$ 29,694	$ 11,804
2000	$ 23,670	$ 732	$ 7,222	$ 31,624	$ 31,921	$ 31,386	$ 11,623
1999	$ 29,100	$ 766	$ 4,034	$ 33,900	$ 35,119	$ 32,938	$ 11,242
1998	$ 24,420	$ 506	$ 2,380	$ 27,306	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,930	$ 261	$ 824	$ 21,015	$ 22,565	$ 21,943	$ 10,775
1996	$ 16,560	$ 73	$ 304	$ 16,937	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,790	$ 61	$ 121	$ 13,972	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Contrafund on January 3, 1995, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,532. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $710 for dividends and $6,760 for capital gain distributions. Initial offering of Service Class of VIP Contrafund took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Contrafund on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $27,646.

VIP CONTRAFUND - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 20,000	$ 813	$ 6,833	$ 27,646	$ 28,127	$ 29,694	$ 11,804
2000	$ 23,640	$ 731	$ 7,213	$ 31,584	$ 31,921	$ 31,386	$ 11,623
1999	$ 29,100	$ 766	$ 4,034	$ 33,900	$ 35,119	$ 32,938	$ 11,242
1998	$ 24,420	$ 506	$ 2,380	$ 27,306	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,930	$ 261	$ 824	$ 21,015	$ 22,565	$ 21,943	$ 10,775
1996	$ 16,560	$ 73	$ 304	$ 16,937	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,790	$ 61	$ 121	$ 13,972	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Contrafund on January 3, 1995, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,546. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $720 for dividends and $6,760 for capital gain distributions. Initial offering of Service Class 2 of VIP Contrafund took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Dynamic Capital Appreciation on September 25, 2000 (commencement of operations) would have been valued on December 31, 2001 at $6,107.

VIP DYNAMIC CAPITAL APPRECIATION - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 6,100	$ 7	$ 0	$ 6,107	$ 8,109	$ 9,481	$ 10,173
2000*	$ 8,520	$ 0	$ 0	$ 8,520	$ 9,202	$ 10,021	$ 10,017

* From September 25, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Dynamic Capital Appreciation on September 25, 2000, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Dynamic Capital Appreciation on September 25, 2000 (commencement of operations) would have been valued on December 31, 2001 at $6,097.

VIP DYNAMIC CAPITAL APPRECIATION - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 6,090	$ 7	$ 0	$ 6,097	$ 8,109	$ 9,481	$ 10,173
2000*	$ 8,520	$ 0	$ 0	$ 8,520	$ 9,202	$ 10,021	$ 10,017

* From September 25, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Dynamic Capital Appreciation on September 25, 2000, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class 2 of VIP Dynamic Capital Appreciation on September 25, 2000 (commencement of operations) would have been valued on December 31, 2001 at $6,097.

VIP DYNAMIC CAPITAL APPRECIATION - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 6,090	$ 7	$ 0	$ 6,097	$ 8,109	$ 9,481	$ 10,173
2000*	$ 8,520	$ 0	$ 0	$ 8,520	$ 9,202	$ 10,021	$ 10,017

* From September 25, 2000 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Dynamic Capital Appreciation on September 25, 2000, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Initial Class of VIP Equity Income on January 1, 1992 would have been valued on December 31, 2001 at $35,812.

VIP EQUITY-INCOME - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 19,198	$ 4,769	$ 11,845	$ 35,812	$ 33,762	$ 39,178	$ 12,814
2000	$ 21,536	$ 4,695	$ 11,448	$ 37,679	$ 38,315	$ 41,411	$ 12,618
1999	$ 21,696	$ 4,057	$ 9,000	$ 34,753	$ 42,153	$ 43,458	$ 12,204
1998	$ 21,451	$ 3,489	$ 7,744	$ 32,684	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,489	$ 2,908	$ 5,883	$ 29,280	$ 27,085	$ 28,951	$ 11,697
1996	$ 17,747	$ 2,103	$ 3,006	$ 22,856	$ 20,309	$ 23,188	$ 11,501
1995	$ 16,262	$ 1,894	$ 1,843	$ 19,999	$ 16,517	$ 18,016	$ 11,131
1994	$ 12,954	$ 1,146	$ 704	$ 14,804	$ 12,005	$ 13,177	$ 10,856
1993	$ 13,030	$ 797	$ 0	$ 13,827	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,308	$ 381	$ 0	$ 11,689	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Equity-Income on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,759. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,987 for dividends and $7,654 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Equity-Income on January 1, 1992 would have been valued on December 31, 2001 at $35,656.

VIP EQUITY-INCOME - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 19,131	$ 4,712	$ 11,813	$ 35,656	$ 33,762	$ 39,178	$ 12,814
2000	$ 21,477	$ 4,668	$ 11,423	$ 37,568	$ 38,315	$ 41,411	$ 12,618
1999	$ 21,654	$ 4,050	$ 8,984	$ 34,688	$ 42,153	$ 43,458	$ 12,205
1998	$ 21,426	$ 3,485	$ 7,735	$ 32,646	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,481	$ 2,906	$ 5,881	$ 29,268	$ 27,085	$ 28,951	$ 11,697
1996	$ 17,747	$ 2,103	$ 3,006	$ 22,856	$ 20,309	$ 23,188	$ 11,501
1995	$ 16,262	$ 1,894	$ 1,843	$ 19,999	$ 16,517	$ 18,016	$ 11,131
1994	$ 12,954	$ 1,146	$ 704	$ 14,804	$ 12,005	$ 13,177	$ 10,856
1993	$ 13,030	$ 797	$ 0	$ 13,827	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,308	$ 381	$ 0	$ 11,689	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Equity-Income on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,715. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,962 for dividends and $7,654 for capital gain distributions. Initial offering of Service Class of VIP Equity-Income took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Equity-Income on January 1, 1992 would have been valued on December 31, 2001 at $35,549.

VIP EQUITY-INCOME - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 19,063	$ 4,712	$ 11,774	$ 35,549	$ 33,762	$ 39,178	$ 12,814
2000	$ 21,443	$ 4,661	$ 11,405	$ 37,509	$ 38,315	$ 41,411	$ 12,618
1999	$ 21,654	$ 4,050	$ 8,984	$ 34,688	$ 42,153	$ 43,458	$ 12,204
1998	$ 21,426	$ 3,485	$ 7,735	$ 32,646	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,481	$ 2,906	$ 5,881	$ 29,268	$ 27,085	$ 28,951	$ 11,697
1996	$ 17,747	$ 2,103	$ 3,006	$ 22,856	$ 20,309	$ 23,188	$ 11,501
1995	$ 16,262	$ 1,894	$ 1,843	$ 19,999	$ 16,517	$ 18,016	$ 11,131
1994	$ 12,954	$ 1,146	$ 704	$ 14,804	$ 12,005	$ 13,177	$ 10,856
1993	$ 13,030	$ 797	$ 0	$ 13,827	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,308	$ 381	$ 0	$ 11,689	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Equity-Income on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,730. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,970 for dividends and $7,654 for capital gain distributions. Initial offering of Service Class 2 of VIP Equity-Income took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Growth on January 1, 1992 would have been valued on December 31, 2001 at $35,156.

VIP GROWTH - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,158	$ 805	$ 16,193	$ 35,156	$ 33,762	$ 39,178	$ 12,814
2000	$ 23,587	$ 1,015	$ 18,098	$ 42,700	$ 38,315	$ 41,411	$ 12,618
1999	$ 29,676	$ 1,219	$ 17,061	$ 47,956	$ 42,153	$ 43,458	$ 12,204
1998	$ 24,241	$ 928	$ 9,724	$ 34,893	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,043	$ 627	$ 4,345	$ 25,015	$ 27,085	$ 28,951	$ 11,697
1996	$ 16,823	$ 391	$ 3,044	$ 20,258	$ 20,309	$ 23,188	$ 11,501
1995	$ 15,775	$ 316	$ 1,570	$ 17,661	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,718	$ 163	$ 1,166	$ 13,047	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,469	$ 102	$ 479	$ 13,050	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,675	$ 27	$ 230	$ 10,932	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Growth on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $28,884. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $567 for dividends and $12,847 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Growth on January 1, 1992 would have been valued on December 31, 2001 at $35,013.

VIP GROWTH - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,088	$ 772	$ 16,153	$ 35,013	$ 33,762	$ 39,178	$ 12,814
2000	$ 23,506	$ 1,004	$ 18,056	$ 42,566	$ 38,315	$ 41,411	$ 12,618
1999	$ 29,606	$ 1,216	$ 17,030	$ 47,852	$ 42,153	$ 43,458	$ 12,204
1998	$ 24,214	$ 928	$ 9,714	$ 34,856	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,038	$ 626	$ 4,344	$ 25,008	$ 27,085	$ 28,951	$ 11,697
1996	$ 16,823	$ 391	$ 3,044	$ 20,258	$ 20,309	$ 23,188	$ 11,501
1995	$ 15,775	$ 316	$ 1,570	$ 17,661	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,718	$ 163	$ 1,166	$ 13,047	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,469	$ 102	$ 479	$ 13,050	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,675	$ 27	$ 230	$ 10,932	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Growth on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $28,848. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $546 for dividends and $12,847 for capital gain distributions. Initial offering of Service Class of VIP Growth took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Growth on January 1, 1992 would have been valued on December 31, 2001 at $34,898.

VIP GROWTH - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 18,012	$ 793	$ 16,093	$ 34,898	$ 33,762	$ 39,178	$ 12,814
2000	$ 23,463	$ 1,002	$ 18,024	$ 42,489	$ 38,315	$ 41,411	$ 12,618
1999	$ 29,606	$ 1,216	$ 17,030	$ 47,852	$ 42,153	$ 43,458	$ 12,204
1998	$ 24,214	$ 928	$ 9,714	$ 34,856	$ 34,825	$ 34,184	$ 11,885
1997	$ 20,038	$ 626	$ 4,344	$ 25,008	$ 27,085	$ 28,951	$ 11,697
1996	$ 16,823	$ 391	$ 3,044	$ 20,258	$ 20,309	$ 23,188	$ 11,501
1995	$ 15,775	$ 316	$ 1,570	$ 17,661	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,718	$ 163	$ 1,166	$ 13,047	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,469	$ 102	$ 479	$ 13,050	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,675	$ 27	$ 230	$ 10,932	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Growth on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $28,877. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $562 for dividends and $12,847 for capital gain distributions. Initial offering of Service Class 2 of VIP Growth took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Growth & Income on December 31, 1996 (commencement of operations) would have been valued on December 31, 2001 at $16,025.

VIP GROWTH & INCOME - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,190	$ 545	$ 2,290	$ 16,025	$ 16,336	$ 16,636	$ 11,141
2000	$ 15,260	$ 398	$ 1,903	$ 17,561	$ 18,539	$ 17,584	$ 10,971
1999	$ 17,300	$ 227	$ 693	$ 18,220	$ 20,396	$ 18,454	$ 10,612
1998	$ 16,150	$ 106	$ 434	$ 16,690	$ 16,850	$ 14,515	$ 10,334
1997	$ 12,530	$ 82	$ 267	$ 12,879	$ 13,105	$ 12,294	$ 10,170
1996*	$ 9,900	$ 0	$ 0	$ 9,900	$ 10,000	$ 10,000	$ 10,000

* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Growth & Income on December 31, 1996, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,149. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $560 for dividends and $2,380 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Growth & Income on December 31, 1996 (commencement of operations) would have been valued on December 31, 2001 at $15,940.

VIP GROWTH & INCOME - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,120	$ 534	$ 2,286	$ 15,940	$ 16,336	$ 16,636	$ 11,141
2000	$ 15,190	$ 398	$ 1,900	$ 17,488	$ 18,539	$ 17,584	$ 10,971
1999	$ 17,240	$ 227	$ 691	$ 18,158	$ 20,396	$ 18,454	$ 10,612
1998	$ 16,110	$ 106	$ 433	$ 16,649	$ 16,850	$ 14,515	$ 10,334
1997	$ 12,530	$ 82	$ 267	$ 12,879	$ 13,105	$ 12,294	$ 10,170
1996*	$ 9,900	$ 0	$ 0	$ 9,900	$ 10,000	$ 10,000	$ 10,000

* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Growth & Income on December 31, 1996, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,138. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $550 for dividends and $2,380 for capital gain distributions. Initial offering of Service Class of VIP Growth & Income took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Growth & Income on December 31, 1996 (commencement of operations) would have been valued on December 31, 2001 at $15,893.

VIP GROWTH & INCOME - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 13,070	$ 543	$ 2,280	$ 15,893	$ 16,336	$ 16,636	$ 11,141
2000	$ 15,170	$ 398	$ 1,898	$ 17,466	$ 18,539	$ 17,584	$ 10,971
1999	$ 17,240	$ 227	$ 691	$ 18,158	$ 20,396	$ 18,454	$ 10,612
1998	$ 16,110	$ 106	$ 433	$ 16,649	$ 16,850	$ 14,515	$ 10,334
1997	$ 12,530	$ 82	$ 267	$ 12,879	$ 13,105	$ 12,294	$ 10,170
1996	$ 9,900	$ 0	$ 0	$ 9,900	$ 10,000	$ 10,000	$ 10,000

* From December 31, 1996 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Growth & Income on December 31, 1996, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,149. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $560 for dividends and $2,380 for capital gain distributions. Initial offering of Service Class 2 of VIP Growth & Income took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Growth Opportunities on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $18,783.

VIP GROWTH OPPORTUNITIES - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,130	$ 1,030	$ 2,623	$ 18,783	$ 28,127	$ 29,694	$ 11,804
2000	$ 17,740	$ 1,132	$ 3,076	$ 21,948	$ 31,921	$ 31,386	$ 11,623
1999	$ 23,150	$ 1,119	$ 2,196	$ 26,465	$ 35,119	$ 32,938	$ 11,242
1998	$ 22,880	$ 836	$ 1,665	$ 25,381	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,270	$ 479	$ 619	$ 20,368	$ 22,565	$ 21,943	$ 10,775
1996	$ 15,400	$ 130	$ 143	$ 15,673	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,070	$ 111	$ 71	$ 13,252	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Growth Opportunities on January 3, 1995, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,585. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,140 for dividends and $3,050 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Growth Opportunities on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $18,722.

VIP GROWTH OPPORTUNITIES - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,110	$ 991	$ 2,621	$ 18,722	$ 28,127	$ 29,694	$ 11,804
2000	$ 17,710	$ 1,111	$ 3,072	$ 21,893	$ 31,921	$ 31,386	$ 11,623
1999	$ 23,120	$ 1,106	$ 2,193	$ 26,419	$ 35,119	$ 32,938	$ 11,242
1998	$ 22,860	$ 835	$ 1,664	$ 25,359	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,270	$ 479	$ 619	$ 20,368	$ 22,565	$ 21,943	$ 10,775
1996	$ 15,400	$ 130	$ 143	$ 15,673	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,070	$ 111	$ 71	$ 13,252	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Growth Opportunities on January 3, 1995, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,537. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,100 for dividends and $3,050 for capital gain distributions. Initial offering of Service Class of VIP Growth Opportunities took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Growth Opportunities on January 3, 1995 (commencement of operations) would have been valued on December 31, 2001 at $18,657.

VIP GROWTH OPPORTUNITIES - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 15,040	$ 1,008	$ 2,609	$ 18,657	$ 28,127	$ 29,694	$ 11,804
2000	$ 17,680	$ 1,110	$ 3,066	$ 21,856	$ 31,921	$ 31,386	$ 11,623
1999	$ 23,120	$ 1,106	$ 2,193	$ 26,419	$ 35,119	$ 32,938	$ 11,242
1998	$ 22,860	$ 835	$ 1,664	$ 25,359	$ 29,013	$ 25,909	$ 10,949
1997	$ 19,270	$ 479	$ 619	$ 20,368	$ 22,565	$ 21,943	$ 10,775
1996	$ 15,400	$ 130	$ 143	$ 15,673	$ 16,920	$ 17,575	$ 10,595
1995*	$ 13,070	$ 111	$ 71	$ 13,252	$ 13,760	$ 13,655	$ 10,254

* From January 3, 1995 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Growth Opportunities on January 3, 1995, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,561. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,120 for dividends and $3,050 for capital gain distributions. Initial offering of Service Class 2 of VIP Growth Opportunities took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP High Income on January 1, 1992 would have been valued on December 31, 2001 at $16,729.

VIP HIGH INCOME - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 6,712	$ 8,874	$ 1,143	$ 16,729	$ 33,762	$ 39,178	$ 12,814
2000	$ 8,565	$ 8,929	$ 1,458	$ 18,952	$ 38,315	$ 41,411	$ 12,618
1999	$ 11,853	$ 10,597	$ 2,018	$ 24,468	$ 42,153	$ 43,458	$ 12,204
1998	$ 12,073	$ 8,558	$ 1,972	$ 22,603	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,220	$ 8,248	$ 1,158	$ 23,626	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,110	$ 6,088	$ 881	$ 20,079	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,618	$ 4,423	$ 567	$ 17,608	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,257	$ 2,823	$ 506	$ 14,586	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,555	$ 2,194	$ 80	$ 14,829	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,330	$ 987	$ 0	$ 12,317	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP High Income on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,337. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $9,152 for dividends and $1,435 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP High Income on January 1, 1992 would have been valued on December 31, 2001 at $16,627.

VIP HIGH INCOME - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 6,681	$ 8,809	$ 1,137	$ 16,627	$ 33,762	$ 39,178	$ 12,541
2000	$ 8,534	$ 8,885	$ 1,453	$ 18,872	$ 38,315	$ 41,411	$ 12,618
1999	$ 11,822	$ 10,572	$ 2,013	$ 24,407	$ 42,153	$ 43,458	$ 12,204
1998	$ 12,063	$ 8,551	$ 1,970	$ 22,584	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,209	$ 8,241	$ 1,158	$ 23,608	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,110	$ 6,088	$ 881	$ 20,079	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,618	$ 4,423	$ 567	$ 17,608	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,257	$ 2,823	$ 506	$ 14,586	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,555	$ 2,194	$ 80	$ 14,829	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,330	$ 987	$ 0	$ 12,317	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP High Income on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,291. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $9,131 for dividends and $1,435 for capital gain distributions. Initial offering of Service Class of VIP High Income took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP High Income on January 1, 1992 would have been valued on December 31, 2001 at $16,580.

VIP HIGH INCOME - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 6,660	$ 8,786	$ 1,134	$ 16,580	$ 33,762	$ 39,178	$ 12,814
2000	$ 8,513	$ 8,864	$ 1,449	$ 18,826	$ 38,315	$ 41,411	$ 12,618
1999	$ 11,822	$ 10,572	$ 2,013	$ 24,407	$ 42,153	$ 43,458	$ 12,204
1998	$ 12,063	$ 8,551	$ 1,970	$ 22,584	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,209	$ 8,241	$ 1,158	$ 23,608	$ 27,085	$ 28,951	$ 11,697
1996	$ 13,110	$ 6,088	$ 881	$ 20,079	$ 20,309	$ 23,188	$ 11,501
1995	$ 12,618	$ 4,423	$ 567	$ 17,608	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,257	$ 2,823	$ 506	$ 14,586	$ 12,005	$ 13,177	$ 10,856
1993	$ 12,555	$ 2,194	$ 80	$ 14,829	$ 11,849	$ 12,553	$ 10,573
1992	$ 11,330	$ 987	$ 0	$ 12,317	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP High Income on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,291. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $9,131 for dividends and $1,435 for capital gain distributions. Initial offering of Service Class 2 of VIP High Income took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Index 500 on August 27, 1992 (commencement of operations) would have been valued on December 31, 2001 at $32,496.

VIP INDEX 500 - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 26,016	$ 3,295	$ 3,185	$ 32,496	$ 33,392	$ 37,423	$ 12,541
2000	$ 29,906	$ 3,399	$ 3,661	$ 36,966	$ 37,896	$ 39,556	$ 12,349
1999	$ 33,482	$ 3,369	$ 3,908	$ 40,759	$ 41,692	$ 41,512	$ 11,945
1998	$ 28,248	$ 2,504	$ 3,067	$ 33,819	$ 34,444	$ 32,652	$ 11,632
1997	$ 22,880	$ 1,716	$ 1,763	$ 26,359	$ 26,788	$ 27,654	$ 11,448
1996	$ 17,810	$ 1,113	$ 921	$ 19,844	$ 20,087	$ 22,149	$ 11,256
1995	$ 15,142	$ 751	$ 278	$ 16,171	$ 16,336	$ 17,209	$ 10,894
1994	$ 11,244	$ 363	$ 180	$ 11,787	$ 11,874	$ 12,587	$ 10,625
1993	$ 11,148	$ 360	$ 158	$ 11,666	$ 11,720	$ 11,991	$ 10,348
1992*	$ 10,520	$ 95	$ 16	$ 10,631	$ 10,647	$ 10,249	$ 10,071

* From August 27, 1992 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Index 500 on August 27, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,725. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,132 for dividends and $2,052 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Index 500 on August 27, 1992 (commencement of operations) would have been valued on December 31, 2001 at $32,448.

VIP INDEX 500 - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 25,988	$ 3,279	$ 3,181	$ 32,448	$ 33,392	$ 37,423	$ 12,541
2000	$ 29,892	$ 3,398	$ 3,659	$ 36,949	$ 37,896	$ 39,556	$ 12,349
1999	$ 33,482	$ 3,369	$ 3,908	$ 40,759	$ 41,692	$ 41,512	$ 11,945
1998	$ 28,248	$ 2,504	$ 3,067	$ 33,819	$ 34,444	$ 32,652	$ 11,632
1997	$ 22,880	$ 1,716	$ 1,763	$ 26,359	$ 26,788	$ 27,654	$ 11,448
1996	$ 17,810	$ 1,113	$ 921	$ 19,844	$ 20,087	$ 22,149	$ 11,256
1995	$ 15,142	$ 751	$ 278	$ 16,171	$ 16,336	$ 17,209	$ 10,894
1994	$ 11,244	$ 363	$ 180	$ 11,787	$ 11,874	$ 12,587	$ 10,625
1993	$ 11,148	$ 360	$ 158	$ 11,666	$ 11,720	$ 11,991	$ 10,348
1992*	$ 10,520	$ 95	$ 16	$ 10,631	$ 10,647	$ 10,249	$ 10,071

* From August 27, 1992 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Index 500 on August 27, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,710. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,120 for dividends and $2,052 for capital gain distributions. Initial offering of Service Class of VIP Index 500 took place on July 7, 2000. Service Class returns prior to July 7, 2000 through January 12, 2000 are those of Service Class 2, which reflect a 12b-1 fee of 0.25%. Service Class returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to July 7, 2000 through January 12, 2000 would have been higher and returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Index 500 on August 27, 1992 (commencement of operations) would have been valued on December 31, 2001 at $32,339.

VIP INDEX 500 - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 25,886	$ 3,284	$ 3,169	$ 32,339	$ 33,392	$ 37,423	$ 12,541
2000	$ 29,836	$ 3,392	$ 3,652	$ 36,880	$ 37,896	$ 39,556	$ 12,349
1999	$ 33,482	$ 3,369	$ 3,908	$ 40,759	$ 41,692	$ 41,512	$ 11,945
1998	$ 28,248	$ 2,504	$ 3,067	$ 33,819	$ 34,444	$ 32,652	$ 11,632
1997	$ 22,880	$ 1,717	$ 1,762	$ 26,359	$ 26,788	$ 27,654	$ 11,448
1996	$ 17,810	$ 1,113	$ 921	$ 19,844	$ 20,087	$ 22,149	$ 11,256
1995	$ 15,142	$ 751	$ 278	$ 16,171	$ 16,336	$ 17,209	$ 10,894
1994	$ 11,244	$ 363	$ 180	$ 11,787	$ 11,874	$ 12,587	$ 10,625
1993	$ 11,148	$ 360	$ 158	$ 11,666	$ 11,720	$ 11,991	$ 10,348
1992*	$ 10,520	$ 95	$ 16	$ 10,631	$ 10,647	$ 10,249	$ 10,071

* From August 27, 1992 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Index 500 on August 27, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,730. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $2,136 for dividends and $2,052 for capital gain distributions. Initial offering of Service Class 2 of VIP Index 500 took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Investment Grade Bond on January 1, 1992 would have been valued on December 31, 2001 at $19,539.

VIP INVESTMENT GRADE BOND - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,661	$ 7,303	$ 575	$ 19,539	$ 33,762	$ 39,178	$ 12,814
2000	$ 11,363	$ 6,091	$ 560	$ 18,014	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,975	$ 4,681	$ 541	$ 16,197	$ 42,153	$ 43,458	$ 12,204
1998	$ 11,697	$ 4,309	$ 363	$ 16,369	$ 34,825	$ 34,184	$ 11,885
1997	$ 11,336	$ 3,438	$ 264	$ 15,038	$ 27,085	$ 28,951	$ 11,697
1996	$ 11,047	$ 2,485	$ 257	$ 13,789	$ 20,309	$ 23,188	$ 11,501
1995	$ 11,264	$ 1,836	$ 263	$ 13,363	$ 16,517	$ 18,016	$ 11,131
1994	$ 9,946	$ 1,212	$ 232	$ 11,390	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,361	$ 1,263	$ 211	$ 11,835	$ 11,849	$ 12,553	$ 10,573
1992	$ 9,901	$ 619	$ 145	$ 10,665	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Investment Grade Bond on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,095. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,126 for dividends and $433 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Investment Grade Bond on January 1, 1992 would have been valued on December 31, 2001 at $19,494.

VIP INVESTMENT GRADE BOND - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,634	$ 7,287	$ 573	$ 19,494	$ 33,762	$ 39,178	$ 12,814
2000	$ 11,354	$ 6,087	$ 559	$ 18,000	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,975	$ 4,681	$ 541	$ 16,197	$ 42,153	$ 43,458	$ 12,204
1998	$ 11,697	$ 4,309	$ 363	$ 16,369	$ 34,825	$ 34,184	$ 11,885
1997	$ 11,336	$ 3,438	$ 264	$ 15,038	$ 27,085	$ 28,951	$ 11,697
1996	$ 11,047	$ 2,485	$ 257	$ 13,789	$ 20,309	$ 23,188	$ 11,501
1995	$ 11,264	$ 1,836	$ 263	$ 13,363	$ 16,517	$ 18,016	$ 11,131
1994	$ 9,946	$ 1,212	$ 232	$ 11,390	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,361	$ 1,263	$ 211	$ 11,835	$ 11,849	$ 12,553	$ 10,573
1992	$ 9,901	$ 619	$ 145	$ 10,665	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Investment Grade Bond on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,095. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,126 for dividends and $433 for capital gain distributions. Initial offering of Service Class of VIP Investment Grade Bond took place on July 7, 2000. Service Class returns prior to July 7, 2000 through January 12, 2000 are those of Service Class 2, which reflect a 12b-1 fee of 0.25%. Service Class returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to July 7, 2000 through January 12, 2000 would have been higher and returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Investment Grade Bond on January 1, 1992 would have been valued on December 31, 2001 at $19,391.

VIP INVESTMENT GRADE BOND - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 11,570	$ 7,251	$ 570	$ 19,391	$ 33,762	$ 39,178	$ 12,814
2000	$ 11,318	$ 6,065	$ 558	$ 17,941	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,975	$ 4,681	$ 541	$ 16,197	$ 42,153	$ 43,458	$ 12,204
1998	$ 11,697	$ 4,309	$ 363	$ 16,369	$ 34,825	$ 34,184	$ 11,885
1997	$ 11,336	$ 3,438	$ 264	$ 15,038	$ 27,085	$ 28,951	$ 11,697
1996	$ 11,047	$ 2,485	$ 257	$ 13,789	$ 20,309	$ 23,188	$ 11,501
1995	$ 11,264	$ 1,836	$ 263	$ 13,363	$ 16,517	$ 18,016	$ 11,131
1994	$ 9,946	$ 1,212	$ 232	$ 11,390	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,361	$ 1,263	$ 211	$ 11,835	$ 11,849	$ 12,553	$ 10,573
1992	$ 9,901	$ 619	$ 145	$ 10,665	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Investment Grade Bond on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,095. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,126 for dividends and $433 for capital gain distributions. Initial offering of Service Class 2 of VIP Investment Grade Bond took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Mid Cap on December 28, 1998 (commencement of operations) would have been valued on December 31, 2001 at $19,887.

VIP MID CAP - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,600	$ 79	$ 208	$ 19,887	$ 9,725	$ 11,406	$ 10,781
2000	$ 20,260	$ 81	$ 215	$ 20,556	$ 11,037	$ 12,056	$ 10,616
1999	$ 15,250	$ 0	$ 116	$ 15,366	$ 12,143	$ 12,652	$ 10,268
1998	$ 10,310	$ 0	$ 0	$ 10,310	$ 10,032	$ 9,952	$ 10,000

From December 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Mid Cap on December 28, 1998, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,241. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $80 for dividends and $160 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Mid Cap on December 28, 1998 (commencement of operations) would have been valued on December 31, 2001 at $19,816.

VIP MID CAP - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,540	$ 68	$ 208	$ 19,816	$ 9,725	$ 11,406	$ 10,781
2000	$ 20,220	$ 71	$ 215	$ 20,506	$ 11,037	$ 12,056	$ 10,616
1999	$ 15,240	$ 0	$ 116	$ 15,356	$ 12,143	$ 12,652	$ 10,268
1998*	$ 10,310	$ 0	$ 0	$ 10,310	$ 10,032	$ 9,952	$ 10,000

* From December 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Mid Cap on December 28, 1998, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,231. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $70 for dividends and $160 for capital gain distributions.

A hypothetical $10,000 investment in Service Class 2 of VIP Mid Cap on December 28, 1998 (commencement of operations) would have been valued on December 31, 2001 at $19,756.

VIP MID CAP - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001	$ 19,490	$ 59	$ 207	$ 19,756	$ 9,725	$ 11,406	$ 10,781
2000	$ 20,200	$ 61	$ 215	$ 20,476	$ 11,037	$ 12,056	$ 10,616
1999	$ 15,240	$ 0	$ 116	$ 15,356	$ 12,143	$ 12,652	$ 10,268
1998*	$ 10,310	$ 0	$ 0	$ 10,310	$ 10,032	$ 9,952	$ 10,000

* From December 28, 1998 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Mid Cap on December 28, 1998, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,221. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $60 for dividends and $160 for capital gain distributions. Initial offering of Service Class 2 of VIP Mid Cap took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 are those of Service Class, which reflect a 12b-1 fee of 0.10%. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Money Market on January 1, 1992 would have been valued on December 31, 2001 at $16,172.

VIP MONEY MARKET - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,172	$ 0	$ 16,172	$ 33,762	$ 39,178	$ 12,814
2000	$ 10,000	$ 5,522	$ 0	$ 15,522	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,000	$ 4,602	$ 0	$ 14,602	$ 42,153	$ 43,458	$ 12,204
1998	$ 10,000	$ 3,885	$ 0	$ 13,885	$ 34,825	$ 34,184	$ 11,885
1997	$ 10,000	$ 3,165	$ 0	$ 13,165	$ 27,085	$ 28,951	$ 11,697
1996	$ 10,000	$ 2,478	$ 0	$ 12,478	$ 20,309	$ 23,188	$ 11,501
1995	$ 10,000	$ 1,838	$ 0	$ 11,838	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,000	$ 1,181	$ 0	$ 11,181	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,000	$ 726	$ 0	$ 10,726	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,000	$ 390	$ 0	$ 10,390	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Money Market on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,172. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,817 for dividends [and $0 for capital gain distributions]. [The fund did not distribute any capital gains during the period.]

A hypothetical $10,000 investment in Service Class of VIP Money Market on January 1, 1992 would have been valued on December 31, 2001 at $16,136.

VIP MONEY MARKET - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,136	$ 0	$ 16,136	$ 33,762	$ 39,178	$ 12,814
2000	$ 10,000	$ 5,500	$ 0	$ 15,500	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,000	$ 4,602	$ 0	$ 14,602	$ 42,153	$ 43,458	$ 12,204
1998	$ 10,000	$ 3,885	$ 0	$ 13,885	$ 34,825	$ 34,184	$ 11,885
1997	$ 10,000	$ 3,165	$ 0	$ 13,165	$ 27,085	$ 28,951	$ 11,697
1996	$ 10,000	$ 2,478	$ 0	$ 12,478	$ 20,309	$ 23,188	$ 11,501
1995	$ 10,000	$ 1,838	$ 0	$ 11,838	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,000	$ 1,181	$ 0	$ 11,181	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,000	$ 726	$ 0	$ 10,726	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,000	$ 390	$ 0	$ 10,390	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Money Market on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,136. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,795 for dividends [and $0 for capital gain distributions]. [The fund did not distribute any capital gains during the period.] Initial offering of Service Class of VIP Money Market took place on July 7, 2000. Service Class returns prior to July 7, 2000 through January 12, 2000 are those of Service Class 2, which reflect a 12b-1 fee of 0.25%. Service Class returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to July 7, 2000 through January 12, 2000 would have been higher and returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Money Market on January 1, 1992 would have been valued on December 31, 2001 at $16,077.

VIP MONEY MARKET - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,000	$ 6,077	$ 0	$ 16,077	$ 33,762	$ 39,178	$ 12,814
2000	$ 10,000	$ 5,465	$ 0	$ 15,465	$ 38,315	$ 41,411	$ 12,618
1999	$ 10,000	$ 4,602	$ 0	$ 14,602	$ 42,153	$ 43,458	$ 12,204
1998	$ 10,000	$ 3,885	$ 0	$ 13,885	$ 34,825	$ 34,184	$ 11,885
1997	$ 10,000	$ 3,165	$ 0	$ 13,165	$ 27,085	$ 28,951	$ 11,697
1996	$ 10,000	$ 2,478	$ 0	$ 12,478	$ 20,309	$ 23,188	$ 11,501
1995	$ 10,000	$ 1,838	$ 0	$ 11,838	$ 16,517	$ 18,016	$ 11,131
1994	$ 10,000	$ 1,181	$ 0	$ 11,181	$ 12,005	$ 13,177	$ 10,856
1993	$ 10,000	$ 726	$ 0	$ 10,726	$ 11,849	$ 12,553	$ 10,573
1992	$ 10,000	$ 390	$ 0	$ 10,390	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Money Market on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,077. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $4,758 for dividends [and $0 for capital gain distributions]. [The fund did not distribute any capital gains during the period.] Initial offering of Service Class 2 of VIP Money Market took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Overseas on January 1, 1992 would have been valued on December 31, 2001 at $17,720.

VIP OVERSEAS - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,604	$ 1,672	$ 5,444	$ 17,720	$ 33,762	$ 39,178	$ 12,814
2000	$ 15,279	$ 2,123	$ 5,086	$ 22,488	$ 38,315	$ 41,411	$ 12,618
1999	$ 20,963	$ 2,494	$ 4,330	$ 27,787	$ 42,153	$ 43,458	$ 12,204
1998	$ 15,325	$ 1,508	$ 2,659	$ 19,492	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,668	$ 1,095	$ 1,516	$ 17,279	$ 27,085	$ 28,951	$ 11,697
1996	$ 14,393	$ 780	$ 316	$ 15,489	$ 20,309	$ 23,188	$ 11,501
1995	$ 13,033	$ 545	$ 111	$ 13,689	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,971	$ 451	$ 52	$ 12,474	$ 12,005	$ 13,177	$ 10,856
1993	$ 11,826	$ 386	$ 51	$ 12,263	$ 11,849	$ 12,553	$ 10,573
1992	$ 8,808	$ 120	$ 0	$ 8,928	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Overseas on January 1, 1992, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,761. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,799 for dividends and $5,932 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Overseas on January 1, 1992 would have been valued on December 31, 2001, at $17,649.

VIP OVERSEAS - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,565	$ 1,653	$ 5,431	$ 17,649	$ 33,762	$ 39,178	$ 12,814
2000	$ 15,233	$ 2,110	$ 5,074	$ 22,417	$ 38,315	$ 41,411	$ 12,618
1999	$ 20,924	$ 2,490	$ 4,323	$ 27,737	$ 42,153	$ 43,458	$ 12,204
1998	$ 15,309	$ 1,508	$ 2,656	$ 19,473	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,668	$ 1,095	$ 1,516	$ 17,279	$ 27,085	$ 28,951	$ 11,697
1996	$ 14,393	$ 780	$ 316	$ 15,489	$ 20,309	$ 23,188	$ 11,501
1995	$ 13,033	$ 545	$ 111	$ 13,689	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,971	$ 451	$ 52	$ 12,474	$ 12,005	$ 13,177	$ 10,856
1993	$ 11,826	$ 386	$ 51	$ 12,263	$ 11,849	$ 12,553	$ 10,573
1992	$ 8,808	$ 120	$ 0	$ 8,928	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Overseas on January 1, 1992, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,739. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,784 for dividends and $5,932 for capital gain distributions. Initial offering of Service Class of VIP Overseas took place on November 3, 1997. Service Class returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee had been reflected, returns prior to November 3, 1997 would have been lower.

A hypothetical $10,000 investment in Service Class 2 of VIP Overseas on January 1, 1992 would have been valued on December 31, 2001, at $17,639.

VIP OVERSEAS - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living
2001	$ 10,550	$ 1,660	$ 5,429	$ 17,639	$ 33,762	$ 39,178	$ 12,814
2000	$ 15,210	$ 2,108	$ 5,067	$ 22,385	$ 38,315	$ 41,411	$ 12,618
1999	$ 20,924	$ 2,490	$ 4,323	$ 27,737	$ 42,153	$ 43,458	$ 12,204
1998	$ 15,309	$ 1,508	$ 2,656	$ 19,473	$ 34,825	$ 34,184	$ 11,885
1997	$ 14,668	$ 1,095	$ 1,516	$ 17,279	$ 27,085	$ 28,951	$ 11,697
1996	$ 14,393	$ 780	$ 316	$ 15,489	$ 20,309	$ 23,188	$ 11,501
1995	$ 13,033	$ 545	$ 111	$ 13,689	$ 16,517	$ 18,016	$ 11,131
1994	$ 11,971	$ 451	$ 52	$ 12,474	$ 12,005	$ 13,177	$ 10,856
1993	$ 11,826	$ 386	$ 51	$ 12,263	$ 11,849	$ 12,553	$ 10,573
1992	$ 8,808	$ 120	$ 0	$ 8,928	$ 10,764	$ 10,730	$ 10,290

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Overseas on January 1, 1992, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,750. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $1,792for dividends and $5,932 for capital gain distributions. Initial offering of Service Class 2 of VIP Overseas took place on January 12, 2000. Service Class 2 returns prior to January 12, 2000 through November 3, 1997 are those of Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee had been reflected, returns prior to January 12, 2000 would have been lower.

A hypothetical $10,000 investment in Initial Class of VIP Value on May 9, 2001 (commencement of operations) would have been valued on December 31, 2001 at $9,660.

VIP VALUE - INITIAL CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,640	$ 20	$ 0	$ 9,660	$ 9,227	$ 9,333	$ 9,989

* From May 9, 2001 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Initial Class of VIP Value on May 9, 2001, the net amount invested in Initial Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,020. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $20 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Value on May 9, 2001 (commencement of operations) would have been valued on December 31, 2001 at $9,650.

VIP VALUE - SERVICE CLASS					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,640	$ 10	$ 0	$ 9,650	$ 9,227	$ 9,333	$ 9,989

* From May 9, 2001 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class of VIP Value on May 9, 2001, the net amount invested in Service Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

A hypothetical $10,000 investment in Service Class of VIP Value on May 9, 2001 (commencement of operations) would have been valued on December 31, 2001 at $9,650.

VIP VALUE - SERVICE CLASS 2					INDEXES
Fiscal Year Ended	Value of Initial $10,000 Investment	Value of Reinvested Dividend Distributions	Value of Reinvested Capital Gain Distributions	Total Value	S&P 500	DJIA	Cost of Living**
2001*	$ 9,640	$ 10	$ 0	$ 9,650	$ 9,227	$ 9,333	$ 9,989

* From May 9, 2001 (commencement of operations).

** From month-end closest to initial investment date.

Explanatory Notes: With an initial investment of $10,000 in Service Class 2 of VIP Value on May 9, 2001, the net amount invested in Service Class 2 shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gain distributions.

INTERNATIONAL INDEXES, MARKET CAPITALIZATION, AND
NATIONALSTOCK MARKET RETURN

The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International (MSCI) indexes database, the total market capitalization of Latin American countries according to the MSCI database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indexes for the twelve months ended December 31, 2001. Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indexes.

Market Capitalization. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars changed from $21.0 billion in 2000 to $16.0 billion in 2001.

The following table measures the total market capitalization of certain countries according to the MSCI indexes database. The value of each market is measured in billions of U.S. dollars as of December 31, 2001.

Total Market Capitalization
Australia	$ 246.9	Japan	$ 1,368.8
Austria	$ 12.1	Malaysia	$ 46.6
Belgium	$ 78.0	Netherlands	$ 360.1
Canada	$ 355.9	Norway	$ 33.6
Denmark	$ 58.1	Singapore	$ 60.7
France	$ 702.4	Spain	$ 223.0
Germany	$ 528.7	Sweden	$ 159.9
Hong Kong	$ 173.3	Switzerland	$ 498.3
Italy	$ 280.7	United Kingdom	$ 1,720.0
		United States	$ 8,943.0

The following table measures the total market capitalization of Latin American countries according to the MSCI database. The value of each market is measured in billions of U.S. dollars as of December 31, 2001.

Total Market Capitalization - Latin America
Argentina	$ 7.9
Brazil	$ 66.6
Chile	$ 18.6
Colombia	$ 8.0
Mexico	$ 73.0
Venezuela	$ 2.0
Peru	$ 2.6
Total Latin America	$ 178.7

National Stock Market Performance. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indexes for the twelve months ended December 31, 2001. The second table shows the same performance as measured in local currency. Each table measures return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indexes composed of a sampling of selected companies representing an approximation of the market structure of the designated country.

Stock Market Performance
Measured in U.S. Dollars

Australia	4.77%	Japan	-20.91%
Austria	3.81%	Malaysia	-0.04%
Belgium	-5.41%	Netherlands	-17.80%
Canada	-3.56%	Norway	-6.20%
Denmark	-17.36%	Singapore	-16.11%
France	-14.78%	Spain	-15.44%
Germany	-19.14%	Sweden	-24.03%
Hong Kong	-14.13%	Switzerland	-15.17%
Italy	-24.12%	United Kingdom	-5.82%
		United States	-5.43%

Stock Market Performance
Measured in Local Currency

Australia	12.39%	Japan	-10.86%
Austria	8.42%	Malaysia	-0.04%
Belgium	-1.21%	Netherlands	-14.15%
Canada	2.53%	Norway	-4.81%
Denmark	-14.01%	Singapore	-11.45%
France	-10.99%	Spain	-11.68%
Germany	15.55%	Sweden	-16.39%
Hong Kong	-14.14%	Switzerland	-14.33%
Italy	-20.76%	United Kingdom	-5.45%
		United States	-5.43%

The following table shows the average annualized stock market returns measured in U.S. dollars as of December 31, 2001.

Stock Market Performance

	Five Years Ended 2001	Ten Years Ended 2001
Germany	14.87%	13.53%
Hong Kong	13.76%	21.29%
Japan	2.37%	4.95%
Spain	22.43%	15.00%
United Kingdom	19.84%	15.73%
United States	27.93%	25.68%

Performance Comparisons. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indexes prepared by Lipper or other organizations. When comparing these indexes, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.

From time to time, a class's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. An income fund may advertise risk ratings, including symbols or numbers, prepared by independent rating agencies.

A class's performance may also be compared to that of each index representing the universe of securities in which the fund may invest. The return of each index reflects reinvestment of any dividends, interest, and capital gains paid by securities included in each index. Unlike a class's returns, however, each index's returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.

VIP Aggressive Growth may compare its performance to that of the Russell® Midcap® Growth Index, a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

Each of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, and VIP Index 500 may compare its performance to that of the S&P 500, a market capitalization-weighted index of common stocks.

Each of VIP Equity-Income and VIP Value may compare its performance to that of the Russell 3000® Value Index, a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values.

VIP Growth may compare its performance to that of the Russell 3000 Growth Index, a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled companies. Growth-oriented stocks tend to have higher price-to-book ratios and higher forecasted growth values.

VIP High Income may compare its performance to that of the Merrill Lynch High Yield Master II Index, a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Issues must have an outstanding par value of at least $50 million to be included in the index.

VIP Mid Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index (S&P MidCap 400), a market capitalization-weighted index of 400 medium-capitalization stocks.

VIP Overseas may compare its performance to that of the Morgan Stanley Capital InternationalSM  Europe, Australasia and Far East (MSCI® EAFE®) Index, a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 21 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998. Stocks are selected for this index on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership.

The Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index (for VIP Asset Manager and VIP Asset Manager: Growth) are hypothetical representations of the performance of each fund's asset classes according to their respective weighting in each fund's neutral mix. The weightings of each composite index are rebalanced monthly.

For periods after January 1, 1997, the Fidelity Asset Manager Composite Index represents VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (10% short-term/money market; 40% bonds; and 50% stocks).

For periods after January 1, 1997, the Fidelity Asset Manager: Growth Composite Index represents VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (5% short-term/money market; 25% bonds; and 70% stocks).

The following indexes are used to calculate the Fidelity Asset Manager Composite Index and the Fidelity Asset Manager: Growth Composite Index: the S&P 500 for the stock class, the Lehman Brothers® Aggregate Bond Index for the bond class, and the Lehman Brothers 3-Month Treasury Bill Index for the short-term/money market class.

For periods between June 1, 1992 and January 1, 1997, the Fidelity Asset Manager Composite Index represented VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (20% short-term instruments; 40% bonds; and 40% stocks) during that period of time. The following indexes are used to calculate the Fidelity Asset Manager Composite Index during that period of time: the Lehman Brothers 3-Month Treasury Bill Index; the Lehman Brothers U.S. Treasury Index; and the S&P 500. For periods prior to June 1, 1992, the Fidelity Asset Manager Composite Index represented VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (30% money market instruments; 40% bonds; and 30% stocks) during that period of time. The following indexes are used to calculate the Fidelity Asset Manager Composite Index during that period of time: the Lehman Brothers 3-Month Treasury Bill Index; the Lehman Brothers U.S. Treasury Index; and the S&P 500.

For periods prior to January 1, 1997, the Fidelity Asset Manager: Growth Composite Index represented VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (5% short-term instruments; 30% bonds; and 65% stocks) during that period of time. The following indexes are used to calculate the Fidelity Asset Manager: Growth Composite Index during that period of time: the Lehman Brothers 3-Month Treasury Bill Index; the Lehman Brothers U.S. Treasury Index; and the S&P 500.

Each of VIP Asset Manager and VIP Asset Manager: Growth has the ability to invest in securities that are not included in any of the indexes, and each fund's actual investment portfolio may not reflect the composition or the weighting of the indexes used. The Lehman Brothers 3-Month Treasury Bill Index, the Lehman Brothers U.S. Treasury Index, the Lehman Brothers Aggregate Bond Index, the S&P 500, and the asset allocation composite indexes include reinvestment of income or dividends, as appropriate, and are based on the prices of unmanaged groups of U.S. Treasury obligations, other fixed-income obligations, or stocks, as appropriate. Unlike each fund's returns, the indexes do not include the effect of paying brokerage commissions, spreads, or other costs of investing. Historical results are used for illustrative purposes only and do not reflect the past or future performance of the funds.

The following table represents the comparative indexes' calendar year-to-year performance.

Year	Lehman Brothers 3-Month Treasury Bill Index	Lehman Brothers Aggregate Bond Index	Lehman Brothers U.S. Treasury Index	S&P 500
2001	4.46%	8.44%	6.75%	-11.89%
2000	6.2%	11.63%	13.52%	-9.1%
1999	4.9%	-0.82%	-2.56%	21.04%
1998	5.31%	8.69%	10.03%	28.58%
1997	5.52%	9.65%	9.57%	33.36%
1996	5.38%	3.63%	2.7%	22.96%
1995	6.09%	18.47%	18.35%	37.58%
1994	4.22%	-2.92%	-3.38%	1.32%
1993	3.2%	9.75%	10.68%	10.08%
1992	2.92%	7.4%	7.21%	7.62%

VIP Balanced may compare its performance to that of the Fidelity Balanced 60/40 Composite Index which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the Fidelity Balanced 60/40 Composite Index: the S&P 500 for the equity category and the Lehman Brothers Aggregate Bond Index for the bond category. The index weightings of the Fidelity Balanced 60/40 Composite Index are rebalanced monthly.

Each of VIP Balanced, VIP Investment Grade Bond, VIP Asset Manager, and VIP Asset Manager: Growth may compare its performance to that of the Lehman Brothers Aggregate Bond Index, a market value-weighted index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. Government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae. Asset-backed securities include credit card, auto, and home equity loans.

Each of VIP Asset Manager and VIP Asset Manager: Growth may compare its performance to that of the Lehman Brothers 3-Month Treasury Bill Index, a representation of the average of T-Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term instruments).

For periods prior to January 1, 1997, each of VIP Asset Manager and VIP Asset Manager: Growth compared its performance to that of the Lehman Brothers U.S. Treasury Index, a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more. Issues in the index must have at least $100 million par amount outstanding. Certain special issues, such as flower bonds, targeted investor notes (TINs), and state and local government series (SLGs) bonds are excluded.

A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee an investor's principal or return, and fund shares are not FDIC insured.

Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes.

Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates returns in the same method as the funds. The funds may also compare performance to that of other compilations or indexes that may be developed and made available in the future.

A class of the money market fund may compare its performance or the performance of securities in which it may invest to averages published by iMoneyNet, Inc. of Westborough, Massachusetts. These averages assume reinvestment of distributions. iMoneyNet's MONEY FUND REPORT AVERAGES/All Taxable, which is reported in iMoneyNet's MONEY FUND REPORT, covers 1,148 All Taxable money market funds.

In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.

Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.

A class may present its fund number, Quotron® number, and CUSIP number, and discuss or quote the fund's current portfolio manager.

Volatility. A class of a fund (other than a money market fund) may quote various measures of volatility and benchmark correlation in advertising. In addition, the class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a growth & income, asset allocation, or income fund may also discuss or illustrate examples of interest rate sensitivity.

Momentum Indicators indicate price movements over specific periods of time for each class of a fund (other than a money market fund). Each point on the momentum indicator represents a class's percentage change in price movements over that period.

A fund (other than a money market fund) may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

As of December 31, 2001, FMR advised over $46 billion in municipal fund assets, $196 billion in taxable fixed-income fund assets, $198 billion in money market fund assets, $503 billion in equity fund assets, and $19 billion in international fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.

In addition to performance rankings, each class of a money market, or income fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing debt and money market investments because of its effect on yield.

BUYING AND SELLING INFORMATION

Under certain circumstances (for example, at the request of a shareholder), a fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon sale of such securities or other property.

DISTRIBUTIONS AND TAXES

The following information is only a summary of some of the tax consequences affecting insurance company separate accounts invested in the funds. No attempt has been made to discuss tax consequences affecting variable product owners. Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to insurance company separate accounts invested in the fund. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies. If a fund failed to qualify as a "regulated investment company" in any year, among other consequences, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code.

Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code and the regulations thereunder. These diversification requirements, which are in addition to the diversification requirements of Subchapter M, place certain limitations on the assets of an insurance company separate account that may be invested in the securities of a single issuer or a certain number of issuers. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund would not be treated as an annuity or as life insurance for tax purposes and would no longer be eligible for tax deferral.

Foreign governments may withhold taxes on dividends and interest earned by a fund with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their tax returns.

As of December 31, 2001, VIP Aggressive Growth had an aggregate capital loss carryforward of approximately $604,000. This loss carryforward, of which $3,000 and $601,000 will expire on December 31, 2008 and 2009 , respectively, is available to offset future capital gains.

As of December 31, 2001, VIP Asset Manager had an aggregate capital loss carryforward of approximately $168,073,000. This loss carryforward, all of which will expire on December 31, 2009, is available to offset future capital gains.

As of December 31, 2001, VIP Asset Manager: Growth had an aggregate capital loss carryforward of approximately $54,724,000. This loss carryforward, all of which will expire on December 31,2009, is available to offset future capital gains.

As of December 31, 2001, VIP Balanced had an aggregate capital loss carryforward of approximately $12,626,000. This loss carryforward, of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively, is available to offset future capital gains.

As of December 31, 2001,VIP Contrafund had an aggregate capital loss carryforward of approximately $675,098,000. This loss carryforward, all of which will expire on December 31, 2009, is available to offset future capital gains.

As of December 31, 2001, VIP Dynamic Capital Appreciation had an aggregate capital loss carryforward of approximately $1,702,000. This loss carryforward, of which $8,000 and $1,694,000 will expire on December 31, 2008 and 2009, respectively, is available to offset future capital gains.

As of December 31, 2001,VIP Growth had an aggregate capital loss carryforward of approximately $2,090,079,000. This loss carryforward, all of which will expire on December 31, 2009, is available to offset future capital gains.

As of December 31, 2001,VIP Growth & Income had an aggregate capital loss carryforward of approximately $49,149,000. This loss carryforward, all of which will expire on December 31,2009, is available to offset future capital gains.

As of December 31, 2001, VIP Growth Opportunities had an aggregate capital loss carryforward of approximately $180,431,000. This loss carryforward, of which $30,553,000, and $149,878,000 will expire on December 31, 2008 and 2009, respectively, is available to offset future capital gains.

As of December 31, 2001, VIP High Income had an aggregate capital loss carryforward of approximately $1,229,518,000. This loss carryforward, of which $78,331,000, $378,633,000, and $772,554,000 will expire on December 31, 2007, 2008 and 2009, respectively, is available to offset future capital gains.

As of December 31, 2001, VIP Investment Grade Bond had an aggregate capital loss carryforward of approximately $3,067,000, all of which will expire on December 31, 2008, is available to offset future capital gains.

As of December 31, 2001,VIP Index 500 had an aggregate capital loss carryforward of approximately $55,550,000. This loss carryforward, of which $12,929,000, and $42,621,000, will expire on December 31, 2008 and 2009, respectively, is available to offset future capital gains.

As of December 31, 2001,VIP Mid Cap had an aggregate capital loss carryforward of approximately $58,214,000. This loss carryforward, of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009 , respectively, is available to offset future capital gains.

As of December 31, 2001, VIP Overseas had an aggregate capital loss carryforward of approximately $367,608,000. This loss carryforward, all of which will expire on December 31, 2009, is available to offset future capital gains.

As of December 31, 2001, VIP Value had an aggregate capital loss carryforward of approximately $105,000. This loss carryforward, all of which will expire on December 31, 2009, is available to offset future capital gains.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1981, 1988, or 1994

Trustee of Variable Insurance Products Fund (1981), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). President of VIP Aggressive Growth (2000), VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation (2000), VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value (2001). Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of VIP Aggressive Growth (2001), VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Contrafund (2001), VIP Dynamic Capital Appreciation (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP High Income (2001), VIP Index 500 (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), VIP Money Market (2001), VIP Overseas (2001), and VIP Value (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990 or 1994

Trustee of Variable Insurance Products Fund (1990), Variable Insurance Products Fund II (1990), and Variable Insurance Products Fund III (1994). Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991 or 1994

Trustee of Variable Insurance Products Fund (1991), Variable Insurance Products Fund II (1991), and Variable Insurance Products Fund III (1994). Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992 or 1994

Trustee of Variable Insurance Products Fund (1992), Variable Insurance Products Fund II (1992), and Variable Insurance Products Fund III (1994). Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

He is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987, 1988, or 1994.

Trustee of Variable Insurance Products Fund (1987), Variable Insurance Products Fund II (1988), and Variable Insurance Products Fund III (1994). Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993 or 1994

Trustee of Trustee of Variable Insurance Products Fund (1993), Variable Insurance Products Fund II (1993), and Variable Insurance Products Fund III (1994). Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Trustee of Variable Insurance Products Fund and Variable Insurance Products Fund II. Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Member and Executive Officers:

The business address of the Advisory Board Member is Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
William S. Stavropoulos (62)

Year of Election or Appointment: 2000

Member of the Advisory Board of Variable Insurance Products Fund III. Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of VIP Index 500 (2001) and VIP Overseas (2001). Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

Dwight D. Churchill (48)

Year of Election or Appointment: 1997 or 2000

Vice President of VIP Money Market (2000), and VIP Investment Grade Bond (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of VIP Money Market (1997). He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Bart A. Grenier (43)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Equity-Income (2001), and VIP Growth & Income (2001). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000. He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and Group Leader of Fidelity's Asset Allocation Group (2000) and Fidelity's Income Growth Group (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of VIP High Income (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

David L. Murphy (54)

Year of Election or Appointment: 2000

Vice President of VIP Investment Grade Bond (2000). He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Richard A. Spillane, Jr. (51)

Year of Election or Appointment: 1997, 2000, or 2001

Vice President of VIP Aggressive Growth (2000), VIP Contrafund (1997), VIP Dynamic Capital Appreciation (2000), VIP Growth (1997), VIP Growth Opportunities (1997), VIP Mid Cap (1997), and VIP Value (2001). Mr. Spillane also serves as Vice President of certain Equity Funds. He is President and a Director of Fidelity Management & Research (U.K.) Inc. (2001) and Senior Vice President of FMR Co., Inc. (2001) and FMR (1997). Previously, Mr. Spillane served as Chief Investment Officer (Europe) for Fidelity International, Limited.

William Danoff (41)

Year of Election or Appointment: 1995

Vice President of VIP Contrafund and another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds.

Bettina Doulton (37)

Year of Election or Appointment: 2000

Vice President of VIP Growth Opportunities and another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Doulton managed a variety of Fidelity funds.

Robert Duby (55)

Year of Election or Appointment: 1997

Vice President of VIP Money Market and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Duby managed a variety of Fidelity funds.

Stephen M. DuFour (35)
	Year of Election or Appointment: 2001 Vice President of VIP Value and other funds managed by FMR. Prior to assuming his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.
Richard C. Habermann (61)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Habermann managed a variety of Fidelity funds.

Richard R. Mace, Jr. (40)
	Year of Election or Appointment: 1996 Vice President of VIP Overseas and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Mace managed a variety of Fidelity funds.
Charles Mangum (37)

Year of Election or Appointment: 2002

Vice President of VIP Asset Manager and VIP Asset Manager: Growth and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrison managed a variety of Fidelity funds.

Charles S. Morrison II (41)

Year of Election or Appointment: 1997

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrison managed a variety of Fidelity funds.

Mark J. Notkin (37)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP High Income, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Ford O'Neil (39)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Investment Grade Bond, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

Stephen R. Petersen (46)

Year of Election or Appointment: 1997

Vice President of VIP Equity-Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen managed a variety of Fidelity funds.

Louis Salemy (40)

Year of Election or Appointment: 2000, 2002

Vice President of VIP Balanced (2002) and VIP Growth & Income (2000) and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Salemy managed a variety of Fidelity funds.

J. Fergus Shiel (44)

Year of Election or Appointment: 2000

Vice President of VIP Dynamic Capital Appreciation and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Shiel managed a variety of Fidelity funds.

John J. Todd (52)

Year of Election or Appointment: 1996

Vice President of VIP Asset Manager, VIP Asset Manager: Growth, and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Jennifer Uhrig (40)
	Year of Election or Appointment: 1997 Vice President of VIP Growth and another fund advised by FMR. Prior to assuming her current responsibilities, Ms. Uhrig managed a variety of Fidelity funds.
Eric D. Roiter (53)

Year of Election or Appointment: 1998, 2000, or 2001

Secretary of VIP Aggressive Growth (2000), VIP Asset Manager (1998), VIP Asset Manager: Growth (1998), VIP Balanced (1998), VIP Contrafund (1998), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1998), VIP Growth (1998), VIP Growth & Income (1998), VIP Growth Opportunities (1998), VIP High Income (1998), VIP Index 500 (1998), VIP Investment Grade Bond (1998), VIP Mid Cap (1998), VIP Money Market (1998), VIP Overseas (1998), and VIP Value (2001). He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997)

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of VIP Money Market and VIP Investment Grade Bond. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)

Year of Election or Appointment: 1986, 1987, 1988, 1989,1995, 1996, 1998, 2000, or 2001

Assistant Treasurer of VIP Aggressive Growth (2000), VIP Asset Manager (1989), VIP Asset Manager: Growth (1995), VIP Balanced (1995), VIP Contrafund (1995), VIP Dynamic Capital Appreciation (2000), VIP Equity-Income (1986), VIP Growth (1986), VIP Growth & Income(1996), VIP Growth Opportunities (1995), VIP High Income (1986), VIP Index 500 (1992), VIP Investment Grade Bond (1988), VIP Mid Cap (1998), VIP Money Market (1986), VIP Overseas (1987), and VIP Value (2001). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of VIP Aggressive Growth (2001), VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Contrafund (2001), VIP Dynamic Capital Appreciation (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP High Income (2001), VIP Index 500 (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), VIP Money Market (2001), VIP Overseas (2001), and VIP Value (2001). Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996, 1998, or 2000

Assistant Treasurer of VIP Money Market (1996), VIP Investment Grade Bond (1998), VIP High Income (2000), VIP Aggressive Growth, VIP Asset Manager (2000), VIP Asset Manager: Growth (2000), VIP Balanced (2000), VIP Contrafund (2000), VIP Dynamic Capital Appreciation, VIP Equity-Income (2000), VIP Growth (2000), VIP Growth & Income (2000), VIP Growth Opportunities (2000), VIP Index 500 (2000), VIP Mid Cap (2000), VIP Overseas (2000) and VIP Value (2001). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board of Trustees has 10 standing committees.

The Committee on Operations is composed of all of the non-interested Trustees, with Mr. Mann currently serving as Chairman. The committee normally meets monthly and serves as a forum for consideration of issues of importance to the non-interested Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and continuations of contracts between the Fidelity funds and FMR and its affiliates, and annually reviews and makes recommendations regarding transfer agent agreements, insurance coverage, and custody agreements. The committee also monitors additional issues including the level of service provided to shareholders, significant litigation, and the voting of proxies of portfolio companies. During the fiscal year ended December 31, 2001, the committee held 11 meetings.

The Fair Value Oversight Committee is composed of all of the non-interested Trustees, with Mr. Mann serving as Chairman. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Fair Value Oversight Committee monitors and establishes policies concerning procedures and controls regarding the valuation of fund investments and their classification as liquid or illiquid. The committee provides oversight regarding the investment policies and Fidelity funds' investment in non-traditional securities. The committee also reviews actions taken by FMR's Fair Value Committee. During the fiscal year ended December 31, 2001, the committee held four meetings.

The Board of Trustees has established three fund oversight committees: the Equity Committee (composed of Messrs. McCoy (Chairman), Cox, Lautenbach, and Lynch), the Fixed-Income/International Committee (composed of Messrs. Gates (Chairman) and Kirk and Ms. Knowles), and the Select Committee (composed of Ms. Davis (Chairman) and Messrs. Cook and Stavropoulos). Each committee's members confer periodically and normally meet monthly. Each committee oversees investment advisory services provided by FMR to the relevant funds and monitors the investment objectives, policies, and practices of the relevant Fidelity funds. Each committee also monitors compliance by each relevant Fidelity fund with its investment policies, appropriate benchmarks, competitive universes, and investment performance. The Fixed-Income/International Committee also receives reports required under Rule 2a-7 of the 1940 Act. During the fiscal year ended December 31, 2001, each fund oversight committee held 11 meetings.

The Committee on Service Fees is composed of Messrs. McCoy (Chairman), Cook, Kirk, and Lautenbach. The committee members confer periodically and meet at least annually. The committee considers the structure of the Fidelity funds' transfer agency fees, direct fees to investors, and the specific services rendered by FMR and its affiliates in consideration of these fees. The committee also considers fee structures for other non-investment management services rendered to the Fidelity funds by FMR and its affiliates. During the fiscal year ended December 31, 2001, the committee held two meetings.

The Brokerage Committee is composed of Messrs. Cox (Chairman), Cook, McCoy, and Stavropoulos and Ms. Davis. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee monitors and recommends policies concerning the securities transactions of the Fidelity funds. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution and commissions paid to firms supplying research and brokerage services, providing sales support, or paying fund expenses. The committee also monitors brokerage and other relationships between the Fidelity funds and firms affiliated with FMR which participate in the execution of securities transactions. During the fiscal year ended December 31, 2001, the committee held six meetings.

The Committee on Distribution Channels is composed of Messrs. Cox (Chairman), Gates, and Stavropoulos and Mses. Davis and Knowles. The committee members confer periodically and hold meetings at least annually. The committee considers issues bearing on the various distribution channels employed by the Fidelity funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures, load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finders' fees. During the fiscal year ended December 31, 2001, the committee held four meetings.

The Audit Committee is composed of Messrs. Kirk (Chairman), Gates, and Lautenbach and Ms. Knowles. The committee normally meets four times a year, or more often as required, in conjunction with meetings of the Board of Trustees. The committee oversees and monitors each Fidelity fund's internal accounting and control structure, its auditing function and its financial reporting process, including the resolution of material reporting issues. The committee recommends to the full Board of Trustees the appointment of auditors for the Fidelity funds. It reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services to be performed. It reviews the qualifications of key personnel involved in the foregoing activities and monitors auditor independence. The committee plays an oversight role in respect of each Fidelity fund's investment compliance procedures and the code of ethics. During the fiscal year ended December 31, 2001, the committee held four meetings.

The Nominating and Administration Committee is composed of Messrs. Mann (Chairman), Cox, and Gates. The committee members confer periodically and hold meetings as required. The committee makes nominations for non-interested Trustees, for Members of the Advisory Board, and for membership on committees. The committee periodically reviews procedures and policies of the Board of Trustees and its committees and periodically reviews compensation of non-interested Trustees. It acts as the administrative committee under the Retirement Plan for non-interested Trustees who retired prior to December 30, 1996 and under the fee deferral plan for non-interested Trustees. It monitors the performance of legal counsel employed by the Fidelity funds and the non-interested Trustees. On behalf of the non-interested Trustees, the committee will make such findings and determinations as to the independence of counsel for the non-interested Trustees as may be appropriate under applicable regulations or otherwise. The committee monitors compliance with, and acts as the administrator of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the non-interested Trustees. The Nominating and Administration Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the committee in care of the Secretary of the Fidelity funds. During the fiscal year ended December 31, 2001, the committee held one meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all Fidelity funds in the aggregate overseen by the Trustee for the calendar year ended December 31, 2001.

Interested Trustees
DOLLAR RANGE OF FUND SHARES	Edward C. Johnson 3d	Abigail P. Johnson	Peter S. Lynch
VIP Aggressive Growth	none	none	none
VIP Asset Manager	none	none	none
VIP Asset Manager: Growth	none	none	none
VIP Balanced	none	none	none
VIP Contrafund	none	none	none
VIP Dynamic Capital Appreciation	none	none	none
VIP Equity-Income	none	none	none
VIP Growth	none	none	none
VIP Growth & Income	none	none	none
VIP Growth Opportunities	none	none	none
VIP High Income	none	none	none
VIP Index 500	none	none	none
VIP Investment Grade Bond	none	none	none
VIP Mid Cap	none	none	none
VIP Money Market	none	none	none
VIP Overseas	none	none	none
VIP Value	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
Non-Interested Trustees
DOLLAR RANGE OF FUND SHARES	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	none	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	none	none	none	none	none
VIP Growth	none	none	none	none	none
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Index 500	none	none	none	none	none
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Overseas	none	none	none	none	none
VIP Value	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Non-Interested Trustees
DOLLAR RANGE OF FUND SHARES	Marie L. Knowles	Ned C. Lautenbach	Marvin L. Mann	William O. McCoy	William S. Stavropoulos*
VIP Aggressive Growth	none	none	none	none	none
VIP Asset Manager	none	none	none	none	none
VIP Asset Manager: Growth	none	none	none	none	none
VIP Balanced	none	none	none	none	none
VIP Contrafund	none	none	none	none	none
VIP Dynamic Capital Appreciation	none	none	none	none	none
VIP Equity-Income	none	none	none	none	none
VIP Growth	none	none	none	none	none
VIP Growth & Income	none	none	none	none	none
VIP Growth Opportunities	none	none	none	none	none
VIP High Income	none	none	none	none	none
VIP Index 500	none	none	none	none	none
VIP Investment Grade Bond	none	none	none	none	none
VIP Mid Cap	none	none	none	none	none
VIP Money Market	none	none	none	none	none
VIP Overseas	none	none	none	none	none
VIP Value	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

* Currently, Mr. Stavropoulos is not a Trustee of Variable Insurance Products Fund III.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended December 31, 2001.

Compensation Table
AGGREGATE COMPENSATION FROM A FUND	Edward C. Johnson 3d*	Abigail P. Johnson*	J. Michael Cook	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	Donald J. Kirk
VIP Aggressive Growth	$ 0	$ 0	$ 1	$ 1	$ 1	$ 1	$ 1
VIP Asset ManagerB	$ 0	$ 0	$ 1,175	$ 1,175	$ 1,148	$ 1,188	$ 1,174
VIP Asset Manager: Growth	$ 0	$ 0	$ 136	$ 136	$ 133	$ 137	$ 136
VIP Balanced	$ 0	$ 0	$ 89	$ 89	$ 86	$ 90	$ 89
VIP Contrafund	$ 0	$ 0	$ 2,682	$ 2,682	$ 2,620	$ 2,713	$ 2,681
VIP Dynamic Capital Appreciation	$ 0	$ 0	$ 1	$ 1	$ 1	$ 1	$ 1
VIP Equity-IncomeC	$ 0	$ 0	$ 3,193	$ 3,193	$ 3,117	$ 3,230	$ 3,193
VIP GrowthD	$ 0	$ 0	$ 4,560	$ 4,560	$ 4,462	$ 4,607	$ 4,555
VIP Growth & Income	$ 0	$ 0	$ 366	$ 366	$ 357	$ 370	$ 366
VIP Growth Opportunities	$ 0	$ 0	$ 342	$ 342	$ 334	$ 345	$ 341
VIP High Income	$ 0	$ 0	$ 504	$ 504	$ 493	$ 510	$ 503
VIP Index 500	$ 0	$ 0	$ 1,141	$ 1,141	$ 1,115	$ 1,153	$ 1,140
VIP Investment Grade Bond	$ 0	$ 0	$ 325	$ 325	$ 315	$ 330	$ 326
VIP Mid Cap	$ 0	$ 0	$ 300	$ 300	$ 293	$ 304	$ 301
VIP Money Market	$ 0	$ 0	$ 801	$ 801	$ 780	$ 812	$ 803
VIP OverseasE	$ 0	$ 0	$ 668	$ 668	$ 655	$ 675	$ 668
VIP Value+	$ 0	$ 0	$ 1	$ 1	$ 1	$ 1	$ 1
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 0	$ 0	$ 256,500	$ 256,500	$ 250,500	$ 259,500	$ 256,500
AGGREGATE COMPENSATION FROM A FUND	Marie L. Knowles	Ned C. Lautenbach	Peter S. Lynch*	Marvin L. Mann	William O. McCoy	William S. Stavropoulos**
VIP Aggressive Growth	$ 1	$ 1	$ 0	$ 2	$ 1	$ 1
VIP Asset ManagerB	$ 1,175	$ 1,174	$ 0	$ 1,449	$ 1,181	$ 1,168
VIP Asset Manager: Growth	$ 136	$ 136	$ 0	$ 168	$ 137	$ 135
VIP Balanced	$ 89	$ 89	$ 0	$ 109	$ 89	$ 88
VIP Contrafund	$ 2,682	$ 2,682	$ 0	$ 3,310	$ 2,697	$ 2,668
VIP Dynamic Capital Appreciation	$ 1	$ 1	$ 0	$ 1	$ 1	$ 1
VIP Equity-IncomeC	$ 3,193	$ 3,192	$ 0	$ 3,940	$ 3,211	$ 3,172
VIP GrowthD	$ 4,560	$ 4,558	$ 0	$ 5,627	$ 4,582	$ 4,543
VIP Growth & Income	$ 366	$ 366	$ 0	$ 452	$ 368	$ 364
VIP Growth Opportunities	$ 342	$ 341	$ 0	$ 422	$ 343	$ 340
VIP High Income	$ 504	$ 504	$ 0	$ 622	$ 507	$ 502
VIP Index 500	$ 1,141	$ 1,140	$ 0	$ 1,407	$ 1,147	$ 1,135
VIP Investment Grade Bond	$ 325	$ 325	$ 0	$ 401	$ 328	$ 321
VIP Mid Cap	$ 300	$ 300	$ 0	$ 371	$ 302	$ 298
VIP Money Market	$ 801	$ 802	$ 0	$ 989	$ 807	$ 793
VIP OverseasE	$ 668	$ 668	$ 0	$ 825	$ 672	$ 666
VIP Value+	$ 1	$ 1	$ 0	$ 1	$ 1	$ 1
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 256,500	$ 256,500	$ 0	$ 316,500	$ 297,000	$ 255,000

* Interested persons are compensated by FMR.

** During the period from November 1, 2000 through March 28, 2001, Mr. Stavropoulos served as a Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective March 29, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees for Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board of Variable Insurance Products Fund III.

+ Estimated for the fund's first full year.

A Information is for the calendar year ended December 31, 2001 for 264 funds in the complex. Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 2001, the Trustees accrued required deferred compensation from the funds as follows: J. Michael Cook, $111,000; Ralph F. Cox, $111,000; Phyllis Burke Davis, $111,000; Robert M. Gates, $111,000; Donald J. Kirk, $111,000;Marie L. Knowles, $111,000; Ned C. Lautenbach, $111,000; Marvin L. Mann, $141,000; William O. McCoy, $111,000; and William S. Stavropoulos, $26,734. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: J. Michael Cook, $30,723; Ralph F. Cox, $30,723; Ned C. Lautenbach, $38,103; and William O. McCoy, $38,103.

B Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $757; Ralph F. Cox, $757; Phyllis Burke Davis, $757; Robert M. Gates, $757; Donald J. Kirk, $757; Marie L. Knowles, $757; Ned C. Lautenbach, $757; Marvin L. Mann, $961; William O. McCoy, $757; and William S. Stavropoulos, $753. Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: J. Michael Cook, $260; Ralph F. Cox, $260; Ned C. Lautenbach, $260; and William O. McCoy, $260.

C Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $2,057; Ralph F. Cox, $2,057; Phyllis Burke Davis, $2,057; Robert M. Gates, $2,057; Donald J. Kirk, $2,057; Marie L. Knowles, $2,057; Ned C. Lautenbach, $2,057; Marvin L. Mann, $2,613; William O. McCoy, $2,057; and William S. Stavropoulos, $2,093. Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: J. Michael Cook, $706; Ralph F. Cox, $706; Ned C. Lautenbach, $706; and William O. McCoy, $706.

D Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $2,935; Ralph F. Cox, $2,935; Phyllis Burke Davis, $2,935; Robert M. Gates, $2,935; Donald J. Kirk, $2,935; Marie L. Knowles, $2,935; Ned C. Lautenbach, $2,935; Marvin L. Mann, $3,728; William O. McCoy, $2,935; and William S. Stavropoulos, $2,848. Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: J. Michael Cook, $1,011; Ralph F. Cox, $1,011; Ned C. Lautenbach, $1,011; and William O. McCoy, $1,011.

E Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. The amounts required to be deferred by each non-interested Trustee are as follows: J. Michael Cook, $430; Ralph F. Cox, $430; Phyllis Burke Davis, $430; Robert M. Gates, $430; Donald J. Kirk, $430; Marie L. Knowles, $430; Ned C. Lautenbach, $430; Marvin L. Mann, $546; William O. McCoy, $430; and William S. Stavropoulos, $415. Certain of the non-interested Trustees' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: J. Michael Cook, $148; Ralph F. Cox, $148; Ned C. Lautenbach, $148; and William O. McCoy, $148.

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 and January 2000 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the non-interested Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any non-interested Trustee or to pay any particular level of compensation to the non-interested Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.

As of February 28, 2002, approximately 68.76% of VIP Aggressive Growth's, 9.37% of VIP Dynamic Capital Appreciation's, and 27.40% of VIP Value's total outstanding shares was held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of their ownership interest in FMR Corp., as described in the "Control of Investment Advisers" section on page <Click Here>, Mr. Edward C. Johnson 3d, Trustee and President of the funds, and Ms. Abigail P. Johnson, Trustee and Senior Vice President of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's and Ms. Johnson's deemed ownership of VIP Aggressive Growth's, VIP Dynamic Capital Appreciation's, and VIP Value's shares, the Trustees, Member of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.

As of February 28, 2002, the following owned of record or beneficially 5% or more of each class's outstanding shares:

VIP Aggressive Growth: Initial Class: Fidelity Investments, Boston, MA (87.70%); Minnesota Mutual Companies, Inc., Saint Paul, MN (6.53%); Zurich Insurance Group, Long Grove, IL (5.77%).

VIP Aggressive Growth: Service Class: Fidelity Investments, Boston, MA (70.76%); SunAmerica, New York, NY (15.31%); A. G. Edwards, St. Louis, MO (6.82%).

VIP Aggressive Growth: Service Class 2: Fidelity Investments, Boston, MA (64.47%); LaSalle Street Securities, Inc., Chicago, IL (9.83%).

VIP Asset Manager: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (18.34%); Citigroup, Inc., Hartford, CT (9.29%); American United Life, Indianapolis, IN (8.09%); GE Financial Assurance Holdings, Inc., Richmond, VA (8.02%); Metropolitan Life Insurance Company, Des Moines, IA (5.43%).

VIP Asset Manager: Service Class: Ameritas Financial Services, Lincoln, NE (52.04%); Lincoln, Fort Wayne, IN (11.64%); Nationwide Insurance Enterprises, Columbus, OH (6.31%).

VIP Asset Manager: Service Class 2: Citigroup, Inc., Hartford, CT (17.18%); Ameritas Financial Services, Lincoln, NE (15.25%); American General Corp., Houston, TX (10.96%); Fleet Financial Group Inc., New York, NY (7.54%); Western Southern Group, Louisville, KY (5.53%); Wachovia Corp., Charlotte, NC (5.47%).

VIP Asset Manager: Growth: Initial Class: Mutual of Omaha, Omaha, NE (9.43%).

VIP Asset Manager: Growth: Service Class: Ameritas Financial Services, Lincoln, NE (28.59%); Nationwide Insurance Enterprises, Columbus, OH (13.10%).

VIP Asset Manager: Growth: Service Class 2: KeyCorp, Inc., Cleveland, OH (14.69%); HSBC USA, Inc., New York, NY (10.43%); Fleet Financial Group Inc., New York, NY (5.94%); Western Southern Group, Louisville, KY (5.81%); Citizens Financial Group, Inc., Cranston, RI (5.56%); Nationwide Insurance Enterprises, Columbus, OH (5.25%).

VIP Balanced: Initial Class: Aegon USA Securities Inc., Cedar Rapids, IA (5.88%); Nationwide Insurance Enterprises, Columbus, OH (5.61%).

VIP Balanced: Service Class: Nationwide Insurance Enterprises, Columbus, OH (15.71%); Wilmington Trust Company, Wilmington, DE (8.10%); Wachovia Corp., Charlotte, NC (7.96%); HSBC USA, Inc., New York, NY (5.42%); KeyCorp, Inc., Cleveland, OH (5.33%).

VIP Balanced: Service Class 2: Western Southern Group, Louisville, KY (14.34%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (13.29%); Fleet Financial Group Inc., New York, NY (10.95%); HSBC USA, Inc., New York, NY (7.38%); KeyCorp, Inc., Cleveland, OH (7.10%).

VIP Contrafund: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (14.56%); ING America Life Group, Hartford, CT (13.03%); New York Life Group, New York, NY (6.71%); GE Financial Assurance Holdings, Inc., Richmond, VA (5.95%).

VIP Contrafund: Service Class: Nationwide Insurance Enterprises, Columbus, OH (52.43%); Lincoln, Fort Wayne, IN (17.67%); John Hancock Financial Services Group, San Francisco, CA (6.83%); The Mony Group, Syracuse, NY (5.81%).

VIP Contrafund: Service Class 2: Aegon USA Securities Inc., Cedar Rapids, IA (13.89%); Minnesota Mutual Companies, Inc., Saint Paul, MN (13.38%); GE Financial Assurance Holdings, Inc., Richmond, VA (11.29%); Citigroup, Inc., Hartford, CT (10.60%); Aegon USA Securities Inc., Los Angeles, CA (9.81%); Aegon USA Securities Inc., Saint Petersburg, FL (8.65%).

VIP Dynamic Capital Appreciation: Initial Class: USAA Life Insurance Company, San Antonio, TX (64.26%); Fidelity Investments, Boston, MA (32.77%).

VIP Dynamic Capital Appreciation: Service Class: Fidelity Investments, Boston, MA (14.39%); Citizens Financial Group, Inc., Cranston, RI (13.05%); Essex National Securities, Inc., Napa, CA (12.70%); A. G. Edwards, Saint Louis, MO (7.31%); KMS Financial Services, Inc., Seattle, WA (5.97%).

VIP Dynamic Capital Appreciation: Service Class 2: LaSalle Street Securities, Inc., Chicago, IL (12.62%); IDS Life Insurance Company, Minneapolis, MN (10.90%); Keyport Life Insurance, Boston, MA (7.13%); Fleet Financial Group Inc., New York, NY (6.35%); Citigroup, Inc., Hartford, CT (5.82%); Fidelity Investments, Boston, MA (5.54%).

VIP Equity-Income: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (19.65%); Allmerica Financial Corp., Worcester, MA (10.31%); ING America Life Group, Hartford, CT (9.80%); GE Financial Assurance Holdings, Inc., Richmond, VA (6.48%); Citigroup, Inc., Hartford, CT (5.33%).

VIP Equity-Income: Service Class: Nationwide Insurance Enterprises, Columbus, OH (89.31%).

VIP Equity-Income: Service Class 2: Aegon USA Securities Inc., Cedar Rapids, IA (15.66%); GE Financial Assurance Holdings, Inc., Richmond, VA (15.31%); Minnesota Mutual Companies, Inc., Saint Paul, MN (13.83%); Aegon USA Securities Inc., Saint Petersburg, FL (13.05%); Keyport Life Insurance, Boston, MA (8.30%); Lincoln, Fort Wayne, IN (5.09%).

VIP Growth: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (19.39%); ING America Life Group, Hartford, CT (11.37%); Allmerica Financial Corp., Worcester, MA (8.33%); Citigroup, Inc., Hartford, CT (7.69%).

VIP Growth: Service Class: Nationwide Insurance Enterprises, Columbus, OH (62.38%); Lincoln, Fort Wayne, IN (9.98%); John Hancock Financial Services Group, San Francisco, CA (6.48%); Massachusetts Mutual Group, Springfield, MA (5.61%).

VIP Growth: Service Class 2: Sun Life Financial, Boston, MA (16.95%); GE Financial Assurance Holdings, Inc., Richmond, VA (15.34%); Ohio National Life Insurance Company, Cincinnati, OH (10.53%); Horace Mann Life Insurance, Springfield, IL (7.52%); Lincoln, Fort Wayne, IN (6.35%); Aegon USA Securities Inc., Cedar Rapids, IA (6.34%); American General Corp., Houston, TX (5.34%).

VIP Growth & Income: Initial Class: Minnesota Mutual Companies, Inc., Saint Paul, MN (20.83%) GE Financial Assurance Holdings, Inc., Richmond, VA (14.75%).

VIP Growth & Income: Service Class: IDS Life Insurance Company, Minneapolis, MN (82.28%).

VIP Growth & Income: Service Class 2: IDS Life Insurance Company, Minneapolis, MN (28.70%); Protective Life Insurance Company, Oak Brook, IL (23.45%); GE Financial Assurance Holdings, Inc., Richmond, VA (16.72%).

VIP Growth Opportunities: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (18.36%); GE Financial Assurance Holdings, Inc., Richmond, VA (9.06%).

VIP Growth Opportunities: Service Class: Nationwide Insurance Enterprises, Columbus , OH (57.31%); Massachusetts Mutual Group, Springfield, MA (10.36%); The Mony Group, Syracuse, NY (6.78%).

VIP Growth Opportunities: Service Class 2: Keyport Life Insurance, Boston, MA (24.23%); Aegon USA Securities Inc., Saint Petersburg, FL (17.33%); Allmerica Financial Corp., Worcester, MA (14.83%); Aegon USA Securities Inc., Cedar Rapids, IA (11.20%).

VIP High Income: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (24.47%); Allmerica Financial Corp., Worcester, MA (22.75%); Citigroup, Inc., Hartford, CT (5.07%); American United Life, Indianapolis, IN (5.04%).

VIP High Income: Service Class: Nationwide Insurance Enterprises, Columbus, OH (86.89%).

VIP High Income: Service Class 2: Allmerica Financial Corp., Worcester, MA (17.27%); Ameritas Financial Services, Lincoln, NE (8.56%); Nationwide Insurance Enterprises, Columbus, OH (7.91%); Western Southern Group, Louisville, KY (7.57%); HSBC USA, Inc., New York, NY (5.21%).

VIP Index 500: Initial Class: ING America Life Group, Minneapolis, MN (8.42%); Metropolitan Life Insurance Company, Des Moines, IA (7.63%); ING America Life Group, Hartford, CT (6.66%); ING America Life Group, Denver, CO (6.32%).

VIP Index 500: Service Class: Zurich Insurance Group, Mercer Island, WA (64.02%); Sun Life Financial, Boston, MA (20.80%); Protective Life Insurance Company, Birmingham, AL (15.18%).

VIP Index 500: Service Class 2: Horace Mann Life Insurance, Springfield, IL (60.46%); Western Southern Group, Louisville, KY (16.36%); American National Life Insurance Co., Galveston, TX (7.03%); Allstate Corporation, Northbrook, IL (6.14%).

VIP Investment Grade Bond: Initial Class: Ameritas Financial Services, Lincoln, NE (5.69%).

VIP Investment Grade Bond: Service Class: Fidelity Investments, Boston, MA (100.00%).

VIP Investment Grade Bond: Service Class 2: Western Southern Group, Louisville, KY (23.52%); Security Benefit Group, Inc., Topeka, KS (22.80%); Ameritas Financial Services, Lincoln, NE (17.95%); Horace Mann Life Insurance, Springfield, IL (16.94%); Aegon USA Securities Inc., Cedar Rapids, IA (11.16%).

VIP Mid Cap: Service Class: IDS Life Insurance Company, Minneapolis, MN (70.96%); Guardian Insurance & Annuity Company, Inc., Bethlehem, PA (15.00%); Western Southern Group, Louisville, KY (7.33%).

VIP Mid Cap: Service Class 2: Aegon USA Securities Inc., Cedar Rapids, IA (26.37%); GE Financial Assurance Holdings, Inc., Richmond, VA (15.08%); Minnesota Mutual Companies, Inc., Saint Paul, MN (12.68%); IDS Life Insurance Company, Minneapolis, MN (11.14%); Ohio National Life Insurance Company, Cincinnati, OH (10.53%).

VIP Money Market: Initial Class: American International Group, Inc. (AIG), New York, NY (8.25%); Allstate Corporation, Lincoln, NE (5.49%).

VIP Money Market: Service Class: Sun Life Financial, Boston, MA (100.00%).

VIP Money Market: Service Class 2: Western Southern Group, Louisville, KY (98.65%).

VIP Overseas: Initial Class: Nationwide Insurance Enterprises, Columbus, OH (23.39%); Allmerica Financial Corp., Worcester, MA (9.21%); New England Life Insurance, Boston, MA (7.26%).

VIP Overseas: Service Class: Nationwide Insurance Enterprises, Columbus, OH (58.07%); IDS Life Insurance Company, Minneapolis, MN (23.01%); John Hancock Financial Services Group, San Francisco, CA (10.12%).

VIP Overseas: Service Class 2: Sun Life Financial, Boston, MA (46.54%); IDS Life Insurance Company, Minneapolis, MN (12.53%); Lincoln, Fort Wayne, IN (12.01%); Horace Mann Life Insurance, Springfield, IL (6.34%).

VIP Value: Initial Class: Fidelity Investments, Boston, MA (100.00%).

VIP Value: Service Class: Fidelity Investments, Boston, MA (24.89%); SunAmerica, New York, NY (13.24%); The Hartford Financial Services Group, Inc., Woodbury, MN (11.60%); Commonwealth Financial Network, Waltham, MA (11.03%); UMB Bank, Kansas City, MO (6.47%).

VIP Value: Service Class 2: Fidelity Investments, Boston, MA (18.64%); Jackson National Life, Santa Monica, CA (8.74%); LaSalle Street Securities, Inc., Chicago, IL (8.37%); First Union Corp., El Paso, TX (8.26%); SunAmerica, New York, NY (6.18%); LPL Financial Services, Inc., San Diego, CA (5.47%); Citigroup, Inc., Long Island City, NY (5.00%).

As of February 28, 2002, approximately 25.05% of VIP Equity-Income's total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; approximately 28.67% of VIP Growth Opportunities' total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; approximately 34.29% of VIP High Income's total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH; and approximately 27.43% of VIP Overseas' total outstanding shares was held by Nationwide Insurance Enterprises, Columbus, OH.

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

CONTROL OF INVESTMENT ADVISERS

FMR Corp., organized in 1972, is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and FMR Co., Inc. (FMRC). The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

At present, the primary business activities of FMR Corp. and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

Fidelity International Limited (FIL), a Bermuda company formed in 1968, is the ultimate parent company of Fidelity International Investment Advisors (FIIA), Fidelity Investments Japan Limited (FIJ), and Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. At present, the primary business activities of FIL and its subsidiaries are the provision of investment advisory services to non-U.S. investment companies and private accounts investing in securities throughout the world.

DAMI, a registered investment adviser with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly-owned indirect subsidiary of Deutsche Bank AG, whose principal offices are at Taunusanlage 12, D-60325 Frankfurt am Main, Federal Republic of Germany. DAMI was formed in 1838 as Morgan Grenfell Incorporated, and has provided asset management services since 1853. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking, and insurance.

FMR, FIMM, FMRC, FMR U.K., FMR Far East, FIJ, FIIA, FIIA(U.K.)L, DAMI (the Investment Advisers), Fidelity Distributors Corporation (FDC), and the funds have adopted codes of ethics under Rule 17j-1 of the 1940 Act that set forth employees' fiduciary responsibilities regarding the funds, establish procedures for personal investing, and restrict certain transactions. Employees subject to the codes of ethics, including Fidelity and DAMI investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services (for all funds except VIP Index 500). Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management and Sub-Advisory Services (for VIP Index 500). FMR provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

DAMI serves as sub-adviser of the fund. Under its management contract with the fund, FMR acts as investment adviser. Under the sub-advisory agreement, and subject to the supervision of the Board of Trustees, DAMI directs the investments of the fund in accordance with its investment objective, policies, and limitations.

Management-Related Expenses. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and the costs associated with securities lending, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian (except VIP Index 500), auditor, and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by each fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Each fund also pays the costs related to the solicitation of fund proxies from variable product owners.

Management Fees. For the services of FMR under the management contract, VIP Index 500 pays FMR a monthly management fee at the annual rate of 0.24% of the fund's average net assets throughout the month.

For the services of FMR under the management contract, VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Overseas, and VIP Value each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, VIP Money Market pays FMR a monthly management fee which has two components: a group fee and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the income and money market funds.

INCOME/MONEY MARKET FUNDS

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040
782	-		860.1020
860	-		946.1000
946	-		1,041.0980
1,041	-		1,145.0960
1,145	-		1,260.0940
Over			1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $784 billion of group net assets - the approximate level for December 2001 - was 0.1280%, which is the weighted average of the respective fee rates for each level of group net assets up to $784 billion.

For VIP Money Market, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset-Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the growth, growth & income, and asset allocation funds.

GROWTH, GROWTH & INCOME, and ASSET ALLOCATION FUNDS

GROUP FEE RATE SCHEDULE					EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.5200%	$ 1 billion	.5200%
3	-		6.4900		50.3823
6	-		9.4600		100.3512
9	-		12.4300		150.3371
12	-		15.4000		200.3284
15	-		18.3850		250.3219
18	-		21.3700		300.3163
21	-		24.3600		350.3113
24	-		30.3500		400.3067
30	-		36.3450		450.3024
36	-		42.3400		500.2982
42	-		48.3350		550.2942
48	-		66.3250		600.2904
66	-		84.3200		650.2870
84	-		102.3150		700.2838
102	-		138.3100		750.2809
138	-		174.3050		800.2782
174	-		210.3000		850.2756
210	-		246.2950		900.2732
246	-		282.2900		950.2710
282	-		318.2850		1,000.2689
318	-		354.2800		1,050.2669
354	-		390.2750		1,100.2649
390	-		426.2700		1,150.2631
426	-		462.2650		1,200.2614
462	-		498.2600		1,250.2597
498	-		534.2550		1,300.2581
534	-		587.2500		1,350.2566
587	-		646.2463		1,400.2551
646	-		711.2426
711	-		782.2389
782	-		860.2352
860	-		946.2315
946	-		1,041.2278
1,041	-		1,145.2241
1,145	-		1,260.2204
Over			1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $784 billion of group net assets - the approximate level for December 2001 - was 0.2790%, which is the weighted average of the respective fee rates for each level of group net assets up to $784 billion.

The individual fund fee rate for each fund (except VIP Index 500 and VIP Money Market) is set forth in the following table. Based on the average group net assets of the funds advised by FMR for December 2001, each fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management fee Rate
VIP Aggressive Growth	0.2790%	+	0.35%	=	0.6290%
VIP Asset Manager	0.2790%	+	0.25%	=	0.5290%
VIP Asset Manager: Growth	0.2790%	+	0.30%	=	0.5790%
VIP Balanced	0.2790%	+	0.15%	=	0.4290%
VIP Contrafund	0.2790%	+	0.30%	=	0.5790%
VIP Dynamic Capital Appreciation	0.2790%	+	0.30%	=	0.5790%
VIP Equity-Income	0.2790%	+	0.20%	=	0.4790%
VIP Growth	0.2790%	+	0.30%	=	0.5790%
VIP Growth & Income	0.2790%	+	0.20%	=	0.4790%
VIP Growth Opportunities	0.2790%	+	0.30%	=	0.5790%
VIP High Income	0.1280%	+	0.45%	=	0.5780%
VIP Investment Grade Bond	0.1280%	+	0.30%	=	0.4280%
VIP Mid Cap	0.2790%	+	0.30%	=	0.5790%
VIP Overseas	0.2790%	+	0.45%	=	0.7290%
VIP Value	0.2790%	+	0.30%	=	0.5790%

One-twelfth of the management fee rate, is applied to each fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, and VIP Value to FMR for the past three fiscal years.

Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Aggressive Growth	2001	$ 28,157
	2000*	$ 53
VIP Asset Manager	2001	$ 19,936,689
	2000	$ 23,914,241
	1999	$ 25,926,306
VIP Asset Manager: Growth	2001	$ 2,515,093
	2000	$ 3,168,623
	1999	$ 3,196,423
VIP Balanced	2001	$ 1,239,932
	2000	$ 1,295,261
	1999	$ 1,522,322
VIP Contrafund	2001	$ 49,785,927
	2000	$ 57,891,721
	1999	$ 45,655,867
VIP Dynamic Capital Appreciation	2001	$ 21,832
	2000**	$ 2,628
Fund	Fiscal Years Ended December 31	Management Fees Paid to FMR
VIP Equity-Income	2001	$ 49,568,227
	2000	$ 48,818,761
	1999	$ 56,916,465
VIP Growth	2001	$ 83,938,016
	2000	$ 111,035,651
	1999	$ 81,026,539
VIP Growth & Income	2001	$ 5,687,390
	2000	$ 5,872,064
	1999	$ 6,383,024
VIP Growth Opportunities	2001	$ 6,264,611
	2000	$ 8,986,436
	1999	$ 10,735,937
VIP High Income	2001	$ 9,387,257
	2000	$ 12,209,629
	1999	$ 14,638,965
VIP Investment Grade Bond	2001	$ 4,733,249
	2000	$ 2,726,435
	1999	$ 3,054,862
VIP Mid Cap	2001	$ 5,753,040
	2000	$ 2,074,517
	1999	$ 26,332
VIP Money MarketA	2001	$ 4,759,319
	2000	$ 5,141,685
	1999	$ 3,168,788
VIP Overseas	2001	$ 15,400,613
	2000	$ 20,988,116
	1999	$ 16,245,906
VIP Value	2001***	$ 6,387

* VIP Aggressive Growth commenced operations on December 27, 2000.

** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

*** VIP Value commenced operations on May 9, 2001.

A Prior to May 1, 2001, VIP Money Market paid FMR a monthly management fee with three components: a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

Sub-Adviser - DAMI. VIP Index 500 and FMR have entered into a sub-advisory agreement with DAMI. Pursuant to the sub-advisory agreement, FMR has granted DAMI investment management authority as well as the authority to buy and sell securities.

Under the sub-advisory agreement, for providing investment management services to VIP Index 500, FMR pays DAMI fees at an annual rate of 0.006% of the average net assets of the fund.

The following table shows the amount of management fees paid by VIP Index 500 to FMR, sub-advisory fees paid by the fund to BT, sub-advisory fees paid by FMR, on behalf of the fund, to BT for the past three fiscal years, and sub-advisory fees paid by FMR, on behalf of the fund, to DAMI for the past three fiscal years.

Fund	Fiscal Years Ended	Management Fees Paid to FMR	Sub-Advisory Fees Paid to BT	Sub-Advisory Fees Paid by FMR to BT	Sub-Advisory Fees Paid by FMR to DAMI
VIP Index 500	2001	$ 8,772,801	$ 0	$ 757,690	$ 1,480,743
	2000	$ 11,346,273	$ 0	$ 283,657	--
	1999	$ 11,471,194	$ 125,216	$ 284,049	--

Prior to May 1, 2001, Bankers Trust Company (BT) served as sub-adviser of VIP Index 500.

Prior to October 1, 1999, VIP Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

Management-Related Services (for VIP Index 500). The fund has also entered into a securities lending agreement with BT. Under the terms of the agreement, BT retains 20% of aggregate annual lending revenues for providing securities lending services. Prior to January 1, 2002, BT retained up to 25% of aggregate annual lending revenues for providing securities lending services. Prior to January 1, 2001, BT retained up to 30% of aggregate annual lending revenues for providing securities lending services.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's returns and yield, and repayment of the reimbursement by a class will lower its returns and yield.

Sub-Adviser - FIMM. On behalf of VIP Investment Grade Bond and VIP Money Market, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing investments for each fund. On behalf of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for choosing certain types of investments for each fund.

Under the terms of the sub-advisory agreements for VIP Investment Grade Bond and VIP Money Market, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreements for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced, FMR pays FIMM fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FIMM. The fees paid to FIMM are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

On behalf of the money market fund, for the fiscal years ended December 31, 2001, 2000, and 1999, FMR paid FIMM fees of $2,395,311, $2,570,843, and $1,584,394, respectively.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond for the past three fiscal years are shown in the table below.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2001	$ 3,427,084
	2000	$ 3,673,265
	1999	$ 12,963,153
VIP Asset Manager: Growth	2001	$ 120,204
	2000	$ 179,238
	1999	$ 1,598,212
VIP Balanced	2001	$ 208,743
	2000	$ 214,068
	1999	$ 761,161
VIP Investment Grade Bond	2001	$ 2,366,693
	2000	$ 1,363,218
	1999	$ 1,527,431

Sub-Adviser - FMRC. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has primary responsibility for choosing investments for each fund. On behalf of VIP Index 500, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for the fund.

Under the terms of the sub-advisory agreements for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value, FMR pays FMRC fees equal to 50% of the management fee payable to FMR under its management contract with each fund. Under the terms of the sub-advisory agreement for VIP Index 500, FMR pays FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that is managed by FMRC. The fees paid to FMRC are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

Fees paid to FMRC by FMR on behalf of each fund for the past fiscal year are shown in the table below.

Fund	Fiscal Year Ended December 31	Fees Paid to FMRC
VIP Aggressive Growth	2001	$ 14,080
VIP Asset Manager	2001	$ 6,664,494
VIP Asset Manager: Growth	2001	$ 1,158,334
VIP Balanced	2001	$ 406,678
VIP Contrafund	2001	$ 24,891,805
VIP Dynamic Capital Appreciation	2001	$ 10,915
VIP Equity-Income	2001	$ 24,783,563
VIP Growth	2001	$ 41,965,244
VIP Growth & Income	2001	$ 2,843,739
VIP Growth Opportunities	2001	$ 3,132,129
VIP High Income	2001	$ 4,693,071
VIP Mid Cap	2001	$ 2,876,554
VIP Overseas	2001	$ 7,696,730
VIP Value*	2001	$ 3,196

* VIP Value commenced operations on May 9, 2001.

Sub-Advisers - FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. On behalf of VIP Overseas, FMR has entered into a sub-advisory agreement with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA (U.K.)L and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, VIP Overseas, and VIP Value, FMR Far East has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
  FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
  FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.
  FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.
  FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Value, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

On behalf of VIP Overseas, for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

  FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
  FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.
Average Group Assets			Annualized Fee Rate
from $0	-	$500 million	0.30%
$500 million	-	$1 billion	0.25%
over		$1 billion	0.20%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.
Average Group Assets			Annualized Fee Rate
from $0	-	$200 million	0.30%
$200 million	-	$500 million	0.25%
over		$500 million	0.20%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

  FMR Far East pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advisory and order execution services for a fund to FMR Far East.

For providing investment advice and research services, no fees were paid to FMR U.K., FMR Far East, and FIJ on behalf of VIP High Income for the past three fiscal years.

For providing investment advice and research services, no fees were paid to FIIA or FIIA (U.K.)L on behalf of VIP Overseas for the past three fiscal years.

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ for the past three fiscal years are shown in the table below.

Fiscal Year Ended December 31,	FMR U.K.	FMR Far East	Fees Paid by FIIA to FIJ	Fees Paid by FMR Far East to FIJ
VIP Aggressive Growth
2001	$ 72	$ 59	--	$ 31
2000*	$ 2	$ 0	--	$ 0
VIP Asset Manager
2001	$ 117,495	$ 38,000	--	$ 19,512
2000	$ 113,088	$ 33,323	--	$ 17,748
1999	$ 168,452	$ 103,131	--	--
VIP Asset Manager: Growth
2001	$ 7,934	$ 2,005	--	$ 1,035
2000	$ 8,857	$ 1,359	--	$ 738
1999	$ 6,729	$ 4,100	--	--
VIP Balanced
2001	$ 6,969	$ 3,477	--	$ 1,836
2000	$ 6,620	$ 2,536	--	$ 1,313
1999	$ 12,359	$ 7,622	--	--
VIP Contrafund
2001	$ 899,715	$ 499,651	--	$ 263,996
2000	$ 678,610	$ 541,938	--	$ 281,043
1999	$ 655,927	$ 393,836	--	--
VIP Dynamic Capital Appreciation
2001	$ 309	$ 117	--	$ 63
2000**	$ 44	$ 0	--	$ 0
VIP Growth & Income
2001	$ 8,533	$ 0	--	$ 0
2000	$ 39,542	$ 0	--	$ 0
1999	$ 26,284	$ 16,074	--	--
VIP Growth Opportunities
2001	$ 22,786	$ 371	--	$ 148
2000	$ 68,217	$ 40,603	--	$ 20,142
1999	$ 106,716	$ 65,583	--	--
VIP Mid Cap
2001	$ 15,746	$ 7,113	--	$ 3,624
2000	$ 6,662	$ 4,342	--	$ 2,268
1999	$ 113	$ 65	--	--
VIP Overseas
2001	$ 1,387,070	$ 1,731,820	$ 0	$ 880,284
2000	$ 1,484,071	$ 1,604,546	--	$ 850,043
1999	$ 2,162,632	$ 1,325,946	--	--
VIP Value
2001***	$ 0	$ 14	--	$ 8

* VIP Aggressive Growth commenced operations on December 27, 2000.

** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

*** VIP Value commenced operations on May 9, 2001.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FMR Far East, and FIJ on behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Value for the past three fiscal years.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K. on behalf of VIP Contrafund, VIP Dynamic Capital Appreciation, and VIP Mid Cap for the past three fiscal years.

For discretionary investment management and execution of portfolio transactions, no fees were paid to FMR U.K., FIIA, and FIIA (U.K.)L on behalf of VIP Overseas for the past three fiscal years.

For discretionary investment management and execution of portfolio transactions, fees paid to FMR Far East and FIJ on behalf of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Mid Cap, and VIP Overseas for the past three fiscal years are shown in the table below.

Fiscal Year Ended December 31	FMR Far East	Fees Paid by FIIA to FIJ	Fees Paid by FMR Far East to FIJ
VIP Contrafund
2001	$ 1,149	--	$ 1,768
2000	$ 0	--	$ 0
1999	$ 0	--	--
VIP Mid Cap
2001	$ 262	--	$ 220
2000	$ 0	--	$ 0
1999	$ 0	--	--
VIP Overseas
2001	$ 3,152	$ 0	$ 5,144
2000	$ 0	--	$ 0
1999	$ 0	--	--

BOARD APPROVAL OF THE EXISTING INVESTMENT ADVISORY CONTRACTS

Matters Considered by the Board. The mutual funds for which the members of the Board of Trustees serve as Trustees are referred to herein as the "Fidelity funds." The Board of Trustees is scheduled to meet 11 times a year. The Board of Trustees, including the non-interested Trustees, believes that matters bearing on each fund's advisory contracts are considered at most, if not all, of their meetings. While the full Board of Trustees or the non-interested Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees (including certain of those described herein) are conducted through committees. The non-interested Trustees meet frequently in executive session and are advised by independent legal counsel selected by the non-interested Trustees.

Information Received by the Non-Interested Trustees. In connection with their meetings, the Trustees received materials specifically relating to the existing management contracts and sub-advisory agreements (the Investment Advisory Contracts). These materials included (i) information on the investment performance of each fund, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of each fund, and (iii) the economic outlook and the general investment outlook in the markets in which each fund invests. The Board of Trustees, including the non-interested Trustees, also considers periodically other material facts such as (1) the Investment Advisers' results and financial condition, (2) arrangements in respect of the distribution of each fund's shares, (3) the procedures employed to determine the value of each fund's assets, (4) the allocation of each fund's brokerage, if any, including allocations to brokers affiliated with the Investment Advisers, the use of "soft" commission dollars to pay fund expenses and to pay for research and other similar services, and the allocation of brokerage to firms that sell Fidelity fund shares, (5) the Investment Advisers' management of the relationships with each fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with each fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Advisers and their affiliates.

Additional information was furnished by the Investment Advisers including, among other items, information on and analysis of (a) the overall organization of the Investment Advisers, (b) investment performance, (c) the impact of performance adjustments to management fees, (d) the choice of performance indices and benchmarks, (e) the composition of peer groups of funds, (f) transfer agency and bookkeeping fees paid to affiliates of the Investment Advisers, (g) investment management staffing, (h) the potential for achieving further economies of scale, (i) operating expenses paid to third parties, and (j) the information furnished to investors, including each fund's shareholders.

In considering the Investment Advisory Contracts, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with their approval of the Investment Advisory Contracts include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of fund and shareholder services.

Investment Compliance and Performance. The Board of Trustees, including the non-interested Trustees, considered whether each fund has operated within its investment objective and its record of compliance with its investment restrictions. They also reviewed each fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index or combination of indices.

The Investment Advisers' Personnel and Methods. The Board of Trustees, including the non-interested Trustees, review at least annually the background of each fund's portfolio manager and each fund's investment objective and discipline. The non-interested Trustees have also had discussions with senior management of the Investment Advisers responsible for investment operations and the senior management of Fidelity's equity, money market, high income, and fixed-income groups. Among other things they considered the size, education and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the non-interested Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Investment Advisers and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing, bookkeeping and securities lending services, if any. The Board of Trustees, including the non-interested Trustees, have also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and sub-custodians.

Expenses. The Board of Trustees, including the non-interested Trustees, considered each fund's expense ratio, and expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

Profitability. The Board of Trustees, including the non-interested Trustees, considered the level of the Investment Advisers' profits in respect of the management of the Fidelity funds, including each fund. This consideration included an extensive review of the Investment Advisers' methodology in allocating their costs to the management of a fund. The Board of Trustees, including the non-interested Trustees, have concluded that the cost allocation methodology employed by the Investment Advisers has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the Investment Advisers in connection with the operation of a fund and whether the amount of profit is a fair entrepreneurial profit for the management of a fund. They also considered the profits realized from non-fund businesses which may benefit from or be related to a fund's business. The Board of Trustees, including the non-interested Trustees, also considered the Investment Advisers' profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefitted from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the non-interested Trustees, have concluded that any potential economies of scale are being shared between fund shareholders and the Investment Advisers in an appropriate manner.

Other Benefits to the Investment Advisers. The Board of Trustees, including the non-interested Trustees, also considered the character and amount of fees paid by each fund and each fund's shareholders for services provided by the Investment Advisers and their affiliates, including fees for services like transfer agency, fund accounting and direct shareholder services. They also considered the allocation of fund brokerage to brokers affiliated with the Investment Advisers, the receipt of sales loads and payments under Rule 12b-1 plans in respect of certain of the Fidelity funds, and benefits to the Investment Advisers from the use of "soft" dollar commissions to pay for research and other similar services. The Board of Trustees, including the non-interested Trustees, also considered the revenues and profitability of the Investment Advisers' businesses other than their mutual fund business, including the Investment Advisers' retail brokerage, correspondent brokerage, capital markets, trust, investment advisory, pension record keeping, insurance, publishing, real estate, international research and investment funds, and others. The Board of Trustees, including the non-interested Trustees, considered the intangible benefits that accrue to the Investment Advisers and their affiliates by virtue of their relationship with each fund.

Conclusion. Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Trustees, including the non-interested Trustees, concluded that the existing advisory fee structures are fair, reasonable, and that the existing Investment Advisory Contracts should be continued.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved a Distribution and Service Plan on behalf of Initial Class, Service Class, and Service Class 2 of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Initial Class, Service Class, and Service Class 2 and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

Pursuant to the Service Class Plan for each fund, FDC is paid a 12b-1 (service) fee at an annual rate of up to 0.25% of Service Class's average net assets determined at the close of business on each day throughout the month. Currently, the Trustees have approved a 12b-1 (service) fee for Service Class of each fund at an annual rate of 0.10% of its average net assets. This fee rate may be increased only when, in the opinion of the Trustees, it is in the best interests of variable product owners to do so.

Currently, FDC may reallow up to the full amount of 12b-1 (service) fees paid by Service Class to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

Pursuant to the Service Class 2 Plan for each fund, FDC is paid a 12b-1 (service) fee at an annual rate of 0.25% of Service Class 2's average net assets determined at the close of business on each day throughout the month.

Currently, FDC may reallow up to the full amount of 12b-1 (service) fees paid by Service Class 2 to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, for providing support services that benefit variable product owners.

SERVICE CLASS DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class shares of each fund for the fiscal year ended December 31, 2001.

Fund	Distribution Fees Paid to FDCA	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDCC	Service Fees Paid to FDCB	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCC
VIP Aggressive Growth	$ 379	$ 379	$ 0	$ 536	$ 536	$ 0
VIP Asset Manager	$ 15,200	$ 15,200	$ 0	$ 15,670	$ 15,670	$ 0
VIP Asset Manager: Growth	$ 5,794	$ 5,794	$ 0	$ 4,834	$ 4,834	$ 0
VIP Balanced	$ 13,402	$ 13,402	$ 0	$ 12,675	$ 12,675	$ 0
VIP Contrafund	$ 591,618	$ 591,618	$ 0	$ 585,016	$ 585,016	$ 0
VIP Dynamic Capital Appreciation	$ 415	$ 415	$ 0	$ 429	$ 429	$ 0
VIP Equity-Income	$ 341,695	$ 341,695	$ 0	$ 381,598	$ 381,598	$ 0
VIP Growth	$ 883,759	$ 883,759	$ 0	$ 796,761	$ 796,761	$ 0
VIP Growth & Income	$ 113,188	$ 113,188	$ 0	$ 129,604	$ 129,604	$ 0
VIP Growth Opportunities	$ 158,653	$ 158,653	$ 0	$ 138,827	$ 138,827	$ 0
VIP High Income	$ 127,777	$ 127,777	$ 0	$ 115,880	$ 115,880	$ 0
VIP Index 500	$ 75	$ 75	$ 0	$ 928	$ 928	$ 0
VIP Investment Grade Bond	$ 54	$ 54	$ 0	$ 58	$ 58	$ 0
VIP Mid Cap	$ 142,226	$ 142,226	$ 0	$ 165,862	$ 165,862	$ 0
VIP Money Market	$ 41	$ 41	$ 0	$ 1,269	$ 1,269	$ 0
VIP Overseas	$ 138,038	$ 138,038	$ 0	$ 128,925	$ 128,925	$ 0
VIP Value	$ 44	$ 44	$ 0	$ 325	$ 325	$ 0

SERVICE CLASS 2 DISTRIBUTION AND SERVICE FEES

The table below shows the distribution and service fees paid for Service Class 2 shares of each fund for the fiscal year ended December 31, 2001.

Fund	Distribution Fees Paid to FDCA	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDCC	Service Fees Paid to FDCB	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDCC
VIP Aggressive Growth	$ 2,412	$ 2,412	$ 0	$ 4,788	$ 4,788	$ 0
VIP Asset Manager	$ 7,667	$ 7,667	$ 0	$ 12,432	$ 12,432	$ 0
VIP Asset Manager: Growth	$ 5,107	$ 5,107	$ 0	$ 6,328	$ 6,328	$ 0
VIP Balanced	$ 9,526	$ 9,526	$ 0	$ 17,191	$ 17,191	$ 0
VIP Contrafund	$ 126,395	$ 126,395	$ 0	$ 213,649	$ 213,649	$ 0
VIP Dynamic Capital Appreciation	$ 2,669	$ 2,669	$ 0	$ 3,902	$ 3,902	$ 0
VIP Equity-Income	$ 92,560	$ 92,560	$ 0	$ 209,371	$ 209,371	$ 0
VIP Growth	$ 105,785	$ 105,785	$ 0	$ 161,970	$ 161,970	$ 0
VIP Growth & Income	$ 23,842	$ 23,842	$ 0	$ 50,707	$ 50,707	$ 0
VIP Growth Opportunities	$ 40,250	$ 40,250	$ 0	$ 50,300	$ 50,300	$ 0
VIP High Income	$ 10,065	$ 10,065	$ 0	$ 16,212	$ 16,212	$ 0
VIP Index 500	$ 9,474	$ 9,474	$ 0	$ 18,480	$ 18,480	$ 0
VIP Investment Grade Bond	$ 2,890	$ 2,890	$ 0	$ 14,598	$ 14,598	$ 0
VIP Mid Cap	$ 120,908	$ 120,908	$ 0	$ 196,203	$ 196,203	$ 0
VIP Money Market	$ 2,455	$ 2,455	$ 0	$ 28,455	$ 28,455	$ 0
VIP Overseas	$ 20,717	$ 20,717	$ 0	$ 30,350	$ 30,350	$ 0
VIP Value	$ 147	$ 147	$ 0	$ 1,228	$ 1,228	$ 0

A Prior to July 1, 2001, Service Class and Service Class 2 of each fund paid FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets determined at the close of business on each day throughout the month.

B Prior to July 1, 2001, Service Class and Service Class 2 of each fund paid no 12b-1 (service) fee to FDC.

C Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Initial Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Initial Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. In addition, each Initial Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class shares.

Under each Service Class and Service Class 2 Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Service Class and Service Class 2 Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class and Service Class 2 shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and variable product owners. In particular, the Trustees noted that each Initial Class Plan does not authorize payments by Initial Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain support services that benefit variable product owners may be provided more effectively under the Plans by insurance companies and their affiliates with whom variable product owners have other relationships.

Each Service Class and Service Class 2 Plan does not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each class of each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Co., Inc. (FIIOC), an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee paid monthly with respect to each account in a fund.

For VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, VIP Mid Cap, VIP Overseas, and VIP Value, the asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.

FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers VIP Aggressive Growth's, VIP Asset Manager's, VIP Asset Manager: Growth's, VIP Balanced's, VIP Contrafund's, VIP Dynamic Capital Appreciation's, VIP Equity-Income's, VIP Growth's, VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, VIP Mid Cap's, VIP Overseas', and VIP Value's securities lending program.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

The annual rates for pricing and bookkeeping services for domestic equity funds are 0.0365% of the first $500 million of average net assets, 0.0155% of average net assets between $500 million and $3 billion, 0.0040% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for domestic fixed-income funds are 0.0275% of the first $500 million of average net assets, 0.0175% of average net assets between $500 million and $3 billion, 0.0021% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for high income funds are 0.0500% of the first $500 million of average net assets, 0.0200% of average net assets between $500 million and $3 billion, 0.0021% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for international funds are 0.0600% of the first $500 million of average net assets, 0.0440% of average net assets between $500 million and $3 billion, 0.0021% of average net assets between $3 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 per year.

The annual rates for pricing and bookkeeping services for money market funds are 0.0150% of the first $500 million of average net assets, 0.0075% of average net assets between $500 million and $10 billion, 0.0021% of average net assets between $10 billion and $25 billion, and 0.00075% of average net assets in excess of $25 billion. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 per year.

Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund	2001	2000	1999
VIP Aggressive Growth	$ 60,009	$ 500*	--
VIP Asset Manager	$ 643,175	$ 657,837	$ 938,127
VIP Asset Manager: Growth	$ 166,043	$ 194,991	$ 242,995
VIP Balanced	$ 113,837	$ 115,212	$ 162,232
VIP Contrafund	$ 815,360	$ 874,465	$ 955,854
VIP Dynamic Capital Appreciation	$ 60,000	$ 16,000**	--
VIP Equity-Income	$ 886,784	$ 883,812	$ 1,000,681
VIP Growth	$ 1,062,054	$ 1,263,724	$ 1,024,502
VIP Growth & Income	$ 291,955	$ 299,242	$ 446,582
VIP Growth Opportunities	$ 275,147	$ 350,921	$ 586,989
VIP High Income	$ 478,255	$ 579,011	$ 799,993
VIP Index 500	$ 604,032	$ 650,078	$ 914,740
VIP Investment Grade Bond	$ 268,394	$ 173,738	$ 182,740
VIP Mid Cap	$ 261,457	$ 129,145	$ 60,000
VIP Money Market	$ 239,506	$ 199,091	$ 175,672
VIP Overseas	$ 1,019,655	$ 1,356,555	$ 1,017,529
VIP Value	$ 38,411***	--	--

* VIP Aggressive Growth commenced operations on December 27, 2000.

** VIP Dynamic Capital Appreciation commenced operations on September 25, 2000.

*** VIP Value commenced operations on May 9, 2001.

For administering each fund's securities lending program, FSC is paid based on the number and duration of individual securities loans.

For the fiscal years ended December 31, 2001, 2000, and 1999, VIP Aggressive Growth, VIP Dynamic Capital Appreciation, VIP Money Market, and VIP Value did not pay FSC for securities lending.

Payments made by the funds to FSC for securities lending for the past three fiscal years are shown in the table below.

Fund	2001	2000	1999
VIP Asset Manager	$ 161	$ 75	$ 452
VIP Asset Manager: Growth	$ 217	$ 116	$ 3
VIP Balanced	$ 30	$ 9	$ 11
VIP Contrafund	$ 22,553	$ 24,273	$ 2,108
VIP Equity-Income	$ 2,799	$ 1,960	$ 621
VIP Growth	$ 25,519	$ 27,296	$ 3,005
VIP Growth & Income	$ 168	$ 528	$ 1
VIP Growth Opportunities	$ 193	$ 721	$ 2
VIP High Income	$ 9	$ 60	$ 0
VIP Index 500	$ 30,040	$ 0	$ 0
VIP Investment Grade Bond	$ 3,770	$ 2,900	$ 0
VIP Mid Cap	$ 1,407	$ 403	$ 0
VIP Overseas	$ 19,984	$ 8,066	$ 240

DESCRIPTION OF THE TRUSTS

Trust Organization. Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio are funds of Variable Insurance Products Fund, an open-end management investment company organized as a Massachusetts business trust on November 13, 1981. Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio are funds of Variable Insurance Products Fund II, an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio are funds of Variable Insurance Products Fund III, an open-end management investment company organized as a Massachusetts business trust on July 14, 1994. Currently, there are six funds in Variable Insurance Products Fund: Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio, and Value Portfolio. Currently, there are five funds in Variable Insurance Products Fund II: Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Contrafund® Portfolio, Index 500 Portfolio, and Investment Grade Bond Portfolio. Currently, there are seven funds in Variable Insurance Products Fund III: Aggressive Growth Portfolio, Balanced Portfolio, Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio. The Trustees are permitted to create additional funds in the trusts and to create additional classes of the funds.

The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in a trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the respective trusts shall be allocated between or among any one or more of its funds or classes.

Shareholder Liability. Each trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

For Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III, each Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Each Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. Generally, the merger of a trust or a fund or a class with another operating mutual fund or the sale of all or a portion of the assets of a trust or a fund or a class to another operating mutual fund requires approval by a vote of shareholders of the trust or the fund or the class. The Trustees may, however, reorganize or terminate each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund and VIP Mid Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Equity-Income, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth and VIP Growth Opportunities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market and VIP Value in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, VIP Overseas and VIP Value in connection with repurchase agreement transactions.

BT is custodian of the assets of VIP Index 500. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's and VIP Mid Cap's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Auditors. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, serves as independent accountant for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, VIP Money Market, and VIP Overseas. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, serves as independent accountant for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Investment Grade Bond Fund, and VIP Value. The auditor examines financial statements for the funds and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended December 31, 2001, and report of the auditor, are included in the fund's annual report and are incorporated herein by reference.

APPENDIX

About the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of companies representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price), with the 50 largest stocks currently comprising approximately 56% of the index's value. The composition of the S&P 500 is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group. Standard & Poor's may change the index's composition from time to time.

The performance of the S&P 500 is a hypothetical number that does not take into account brokerage commissions and other costs of investing, which the funds bear.

Although Standard & Poor's obtains information for inclusion in or for use in the calculation of the S&P 500 from sources which it considers reliable, Standard & Poor's does not guarantee the accuracy or the completeness of the S&P 500 or any data included therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the licensee, owners of the funds, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed hereunder or for any other use. Standard & Poor's makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 and any data included therein.

The following is a list of the 500 stocks comprising the S&P 500 as of December 31.

ABBOTT LABORATORIES

ADC TELECOMMUNICATIONS INC

ADOBE SYSTEMS INC

ADVANCED MICRO DEVICES

AES CORP

AETNA INC

AFLAC INC

AGILENT TECHNOLOGIES INC

AIR PRODUCTS & CHEMICALS, INC.

ALBERTO-CULVER CO

ALBERTSON'S INC

ALCAN INC

ALCOA INC

ALLEGHENY ENERGY INC

ALLEGHENY TECHNOLOGIES INC

ALLERGAN INC

ALLIED WASTE INDUSTRIES INC

ALLSTATE CORP

ALLTEL CORP

ALTERA CORP

AMBAC FINANCIAL GROUP INC

AMERADA HESS CORP

AMEREN CORP

AMERICAN ELECTRIC POWER INC

AMERICAN EXPRESS CO

AMERICAN GREETINGS CORP

AMERICAN HOME PRODUCTS CORP

AMERICAN INTERNATIONAL GRP INC

AMERICAN POWER CONVERSION CORP

AMERISOURCEBERGEN CORP

AMGEN INC

AMR CORP

AMSOUTH BANCORPORATION

ANADARKO PETROLEUM CORP

ANALOG DEVICES INC

ANDREW CORP

ANHEUSER-BUSCH COS INC

AOL TIME WARNER INC

AON CORP

APACHE CORP

APPLE COMPUTER INC

APPLERA CORP

APPLIED MATERIALS INC

APPLIED MICRO CIRCUITS CORP

ARCHER DANIELS MIDLAND CO

ASHLAND INC

AT&T CORP

AT&T WIRELESS SVCS INC

AUTODESK INC

AUTOMATIC DATA PROCESSING INC

AUTOZONE INC

AVAYA INC

AVERY DENNISON CORP

AVON PRODUCTS INC

BAKER HUGHES INC

BALL CORP

BANK OF AMERICA CORPORATION

BANK OF NEW YORK INC

BANK ONE CORP

BARD (C.R.) INC

BARRICK GOLD CORP

BAUSCH & LOMB INC

BAXTER INTERNATIONAL INC

BB&T CORP

BEAR STEARNS COS INC

BECTON DICKINSON & CO

BED BATH BEYOND INC

BELLSOUTH CORP

BEMIS INC

BEST BUY INC

BIG LOTS INC

BIOGEN INC

BIOMET INC

BLACK & DECKER CORP

BLOCK H & R INC

BMC SOFTWARE INC

BOEING CO

BOISE CASCADE CORP

BOSTON SCIENTIFIC CORP

BRISTOL-MYERS SQUIBB CO

BROADCOM CORP

BROWN FORMAN CORP

BRUNSWICK CORP

BURLINGTON NORTHERN SANTE FE

BURLINGTON RESOURCES INC

CALPINE CORPORATION

CAMPBELL SOUP CO

CAPITAL ONE FINANCIAL CORP

CARDINAL HEALTH INC

CARNIVAL CORPORATION

CATERPILLAR INC

CENDANT CORP

CENTEX CORP

CENTURYTEL INC

CHARTER ONE FINANCIAL INC

CHEVRONTEXACO CORP

CHIRON CORP

CHUBB CORP

CIENA CORP

CIGNA CORP

CINCINNATI FINANCIAL CORP

CINERGY CORP

CINTAS CORP

CIRCUIT CITY STORES INC

CISCO SYSTEMS INC

CITIGROUP INC

CITIZENS COMMUNICATIONS CO

CITRIX SYSTEMS INC

CLEAR CHANNEL COMMUNICATIONS

CLOROX CO

CMS ENERGY CORP

COCA COLA CO

COCA COLA ENTERPRISES INC

COLGATE-PALMOLIVE CO

COMCAST CORP

COMERICA INC

COMPAQ COMPUTER CORP

COMPUTER ASSOCIATES INTL INC

COMPUTER SCIENCES CORP

COMPUWARE CORP

COMVERSE TECHNOLOGY INC

CONAGRA FOODS INC

CONCORD EFS INC

CONEXANT SYS INC

CONOCO INC

CONSECO INC

CONSOLIDATED EDISON INC

CONSTELLATION ENERGY CORP

CONVERGYS CORP

COOPER INDUSTRIES INC

COOPER TIRE & RUBBER CO

COORS (ADOLPH) CO

CORNING INC

COSTCO WHOLESALE CORP NEW

COUNTRYWIDE CREDIT INDUSTRIES

CRANE CO

CSX CORP

CUMMINS INC

CVS CORP

DANA CORP

DANAHER CORP

DARDEN RESTAURANTS INC

DEERE & CO

DELL COMPUTER CORPORATION

DELPHI AUTOMOTIVE SYS CORP

DELTA AIRLINES INC

DELUXE CORP

DEVON ENERGY CORP NEW

DILLARDS INC

DISNEY (WALT) CO

DOLLAR GENERAL CORP

DOMINION RESOURCES INC VA NEW

DONNELLEY (R.R.) & SONS CO

DOVER CORP

DOW CHEMICAL CO

DOW JONES & CO INC

DTE ENERGY CO

DUKE ENERGY CORP

DUPONT (EI) DE NEMOURS & CO

FAMILY DOLLAR STORES INC

FANNIE MAE

FEDERATED DEPT STORES INC DEL

FEDEX CORP

FIFTH THIRD BANCORP

FIRST DATA CORP

FIRSTENERGY CORP

FISERV INC

FLEETBOSTON FINL CORP

FLUOR CORP NEW

FMC CORP

FORD MOTOR CO

FOREST LABORATORIES INC

FORTUNE BRANDS INC

FPL GROUP INC

FRANKLIN RESOURCES INC

FREDDIE MAC

FREEPORT MCMORAN COPPER & GOLD

GANNETT INC

GAP INC

GATEWAY INC

GENERAL DYNAMICS CORP

GENERAL ELECTRIC CO

GENERAL MILLS INC

GENERAL MOTORS CORP

GENUINE PARTS CO

GENZYME CORP GENERAL DIVISION

GEORGIA PACIFIC CORP

GILLETTE CO

GOLDEN WEST FINANCIAL CORP DEL

GOODRICH CORP

GOODYEAR TIRE & RUBBER CO

GRAINGER (W.W.) INC

GREAT LAKES CHEMICAL CORP

GUIDANT CORP

HALLIBURTON CO

HANCOCK JOHN FINCL SVCS INC

HARLEY-DAVIDSON INC

HARRAHS ENTERTAINMENT INC

HARTFORD FINL SVCS GROUP INC

HASBRO INC

HCA INC

HEALTH MANAGEMENT ASSOCIATION

HEALTHSOUTH CORP

HEINZ (H.J.) CO

HERCULES INC

HERSHEY FOODS CORP

HEWLETT-PACKARD CO

HILTON HOTELS CORP

HOME DEPOT INC

HONEYWELL INTL INC

HOUSEHOLD INTERNATIONAL INC

HUMANA INC

HUNTINGTON BANCSHARES INC

IBM CORPORATION

ILLINOIS TOOL WORKS INC

IMMUNEX CORP

IMS HEALTH INC

INCO LTD

INGERSOLL-RAND CO

INTEL CORP

INTERNATIONAL FLAVS & FRAG INC

INTERNATIONAL GAME TECHNOLOGY

INTERNATIONAL PAPER CO

INTERPUBLIC GROUP OF COS INC

INTUIT INC

ITT INDUSTRIES INC

JABIL CIRCUIT INC

JDS UNIPHASE CORP

JEFFERSON-PILOT CORP

JOHNSON & JOHNSON

JOHNSON CONTROLS INC

JONES APPAREL GROUP INC

JP MORGAN CHASE & CO

KB HOME

KELLOGG CO

KERR-MCGEE CORP

KEYCORP

KEYSPAN CORP

KIMBERLY-CLARK CORP

KINDER MORGAN INC KANS

KING PHARMACEUTICALS INC

KLA TENCOR CORP

KMART CORP

KNIGHT RIDDER INC

KOHLS CORP

KROGER CO

LEGGETT & PLATT INC

LEHMAN BROTHERS HOLDINGS INC

LEXMARK INTERNATIONAL INC

LILLY (ELI) & CO

LIMITED INC

LINCOLN NATIONAL CORP IND

LINEAR TECHNOLOGY CORP

LIZ CLAIBORNE INC

LOCKHEED MARTIN CORP

LOEWS CORP

LOUISIANA PACIFIC CORP

LOWE'S COS INC

LSI LOGIC CORP

LUCENT TECHNOLOGIES INC

MANOR CARE INC NEW

MARRIOTT INTERNATIONAL INC NEW

MARSH & MCLENNAN COS INC

MASCO CORP

MATTEL INC

MAXIM INTEGRATED PRODUCTS INC

MAY DEPARTMENT STORES CO DEL

MAYTAG CORP

MBIA INC

MBNA CORP

MCDERMOTT INTL INC

MCDONALDS CORP

MCGRAW-HILL COS INC

MCKESSON CORP

MEAD CORP

MEDIMMUNE INC

MEDTRONIC INC

MELLON FINL CORP

MERCK & CO INC

MERCURY INTERACTIVE CORP

MEREDITH CORP

MERRILL LYNCH & CO INC

METLIFE INC

MGIC INVESTMENT CORP

MICRON TECHNOLOGY INC

MICROSOFT

MILLIPORE CORP

MINNESOTA MINING & MFG CO

MIRANT CORP

MOLEX INC

MOODYS CORP

MORGAN STAN DEAN WITTER & CO

MOTOROLA INC

NABORS INDUSTRIES INC

NATIONAL CITY CORP

NATIONAL SEMICONDUCTOR CORP

NAVISTAR INTL CORP NEW

NCR CORPORATION NEW

NETWORK APPLIANCE INC

NEW YORK TIMES CO

NEWELL RUBBERMAID INC

NEWMONT MINING CORP

NEXTEL COMMUNICATIONS INC

NIAGARA MOHAWK HLDGS INC

NICOR INC

NIKE INC

NISOURCE INC

NOBLE DRILLING CORP

NORDSTROM INC

NORFOLK SOUTHERN CORP

NORTEL NETWORKS CORP NEW

NORTHERN TRUST CORP

NORTHROP GRUMMAN CORP

NOVELL INC

NOVELLUS SYSTEMS INC

NUCOR CORP

NVIDIA CORP

OCCIDENTAL PETROLEUM CORP

OFFICE DEPOT INC

OMNICOM GROUP INC

ORACLE CORPORATION

PACCAR INC

PACTIV CORP

PALL CORP

PALM INC

PARAMETRIC TECHNOLGY CORP

PARKER-HANNIFIN CORP

PAYCHEX INC

PENNEY (JC) INC

PEOPLES ENERGY CORP

PEOPLESOFT INC

PEPSI BOTTLING GROUP INC

PEPSICO INC

PERKINELMER INC

PFIZER INC

PG&E CORP

PHARMACIA CORP

PHELPS DODGE CORP

PHILIP MORRIS COMPANIES INC

PHILLIPS PETROLEUM CO

PINNACLE WEST CAPITAL CORP

PITNEY-BOWES INC

PLACER DOME INC

PMC-SIERRA INC

PNC FINANCIAL SERVICES GRP INC

POWER-ONE INC

PPG INDUSTRIES INC

PPL CORPORATION

PRAXAIR INC

PRICE (T ROWE) GROUP INC

PROCTER & GAMBLE CO

PROGRESS ENERGY INC

PROGRESSIVE CORP OHIO

PROVIDIAN FINANCIAL CORP

PUBLIC SVC ENTERPRISE GROUP IN

PULTE HOMES INC

QLOGIC CORP

QUALCOMM INC

QUINTILES TRANSNATIONAL CORP

QWEST COMMUNICATIONS INTL INC

RADIOSHACK CORP

RAYTHEON CO

REEBOK INTL LTD

REGIONS FINANCIAL CORP

RELIANT ENERGY INC

ROBERT HALF INTERNATIONAL INC

ROCKWELL COLLINS INC

ROCKWELL INTL CORP NEW

ROHM & HAAS CO

ROWAN COS INC

ROYAL DUTCH PETROLEUM CO

RYDER SYSTEM INC

SABRE HOLDINGS CORPORATION

SAFECO CORP

SAFEWAY INC

SANMINA SCI CORP

SAPIENT CORPORATION

SARA LEE CORP

SBC COMMUNICATIONS INC

SCHERING-PLOUGH CORP

SCHLUMBERGER LTD

SCHWAB CHARLES CORP NEW

SCIENTIFIC-ATLANTA INC

SEALED AIR CORP NEW

SEARS ROEBUCK & CO

SEMPRA ENERGY

SHERWIN WILLIAMS CO

SIEBEL SYSTEMS INC

SIGMA ALDRICH CORP

SNAP-ON INCORPORATED

SOLECTRON CORP

SOUTHERN COMPANY

SOUTHTRUST CORP

SOUTHWEST AIRLINES CO

SPRINT CORPORATION

SPRINT CORPORATION

ST JUDE MED INC.

ST PAUL COS INC

STANLEY WORKS

STAPLES INC

STARBUCKS CORP

STARWOOD HOTELS & RES WW INC

STATE STREET CORP

STILWELL FINL INC

STRYKER CORP

SUN MICROSYSTEMS INC

SUNOCO INC

SUNTRUST BANKS INC

SUPERVALU INC

SYMBOL TECHNOLOGIES INC

SYNOVUS FINANICAL CORP

SYSCO CORP

TARGET CORP

TECO ENERGY INC

TEKTRONIX INC

TELLABS INC

TEMPLE-INLAND INC

TENET HEALTHCARE CORP

TERADYNE INC

TEXAS INSTRUMENTS INC

TEXTRON INC

THERMO ELECTRON CORP

THOMAS & BETTS CORP

TIFFANY & COMPANY

TJX COMPANIES INC NEW

TMP WORLDWIDE INC

TORCHMARK CORP

TOYS R US INC

TRANSOCEAN SEDCO FOREX INC

TRIBUNE CO NEW

TRICON GLOBAL RESTAURANTS INC

TRW INC

TUPPERWARE CORP

TXU CORP

TYCO INTL LTD NEW

UNILEVER NV

UNION PACIFIC CORP

UNION PLANTERS CORP

UNISYS CORP

UNITED TECHNOLOGIES CORP

UNITEDHEALTH GROUP INC

UNIVISION COMMUNICATIONS INC

UNOCAL CORP

UNUMPROVIDENT CORP

US AIRWAYS GROUP INC

US BANCORP DEL (NEW)

USA EDUCATION INC

UST INC

USX-MARATHON GROUP

USX-US STEEL GROUP

VERITAS SOFTWARE CO

VERIZON COMMUNICATIONS INC

VF CORPORATION

VIACOM INC

VISTEON CORP

VITESSE SEMICONDUCTOR CORP

VULCAN MATERIALS CO

WACHOVIA CORP

WALGREEN CO

WAL-MART STORES INC

WASHINGTON MUTUAL INC

WASTE MANAGEMENT INC DEL

WATSON PHARMACEUTICALS INC

WELLPOINT HEALTH NETWK INC NEW

WELLS FARGO & CO

WENDY'S INTERNATIONAL INC

WESTVACO CORP

WEYERHAEUSER CO

WHIRLPOOL CORP

WILLAMETTE INDUSTRIES INC

WILLIAMS COS INC

WINN-DIXIE STORES INC

WORLDCOM INC GA NEW

WORTHINGTON INDUSTRIES INC

WRIGLEY (WM.) JR CO

XCEL ENERGY INC

XEROX CORP

XILINX INC

XL CAP LTD

YAHOO INC

ZIMMER HOLDINGS INC

ZIONS BANCORPORATION

Fidelity, Asset Manager: Growth, Contrafund, Fidelity Investments & (Pyramid) Design, Fidelity Focus, Spartan, and Magellan are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

Variable Insurance Products Fund
Post-Effective Amendment No. 53

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated March 29, 2001, is incorporated herein by reference to Exhibit a(1) of Post-Effective Amendment No. 49.

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d) (1) Management Contract between Equity-Income Portfolio and Fidelity Management & Research Company, dated November 1, 1999, is incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 46.

(2) Management Contract between Growth Portfolio and Fidelity Management & Research Company, dated November 1, 1999, is incorporated herein by reference to Exhibit d(2) of Post-Effective Amendment No. 46.

(3) Management Contract between High Income Portfolio and Fidelity Management & Research Company, dated November 1, 1999, is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 46.

(4) Management Contract between Money Market Portfolio and Fidelity Management & Research Company, dated May 1, 2001, is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 49.

(5) Management Contract between Overseas Portfolio and Fidelity Management & Research Company, dated November 1, 1999, is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 46.

(6) Management Contract between Value Portfolio and Fidelity Management & Research Company, dated April 19, 2001, is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 49.

(7) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Texas Inc. (currently Fidelity Investments Money Management, Inc.) on behalf of Money Market Portfolio, dated January 1, 1990, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 32.

(8) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of High Income Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(8) of Post-Effective Amendment No. 49.

(9) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Overseas Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(9) of Post-Effective Amendment No. 49.

(10) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Value Portfolio, dated April 19, 2001, is incorporated herein by reference to Exhibit d(10) of Post-Effective Amendment No. 49.

(11) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of High Income Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(11) of Post-Effective Amendment No. 49.

(12) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Overseas Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(12) of Post-Effective Amendment No. 49.

(13) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Value Portfolio, dated April 19, 2001, is incorporated herein by reference to Exhibit d(13) of Post-Effective Amendment No. 49.

(14) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Overseas Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 49.

(15) Sub-Advisory Agreement between Fidelity International Investment Advisors (U.K.) Limited and Fidelity International Investment Advisors on behalf of Overseas Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(15) of Post-Effective Amendment No. 51.

(16) Sub-Advisory Agreement between Fidelity Investments Japan Limited and Fidelity International Investment Advisors on behalf of Overseas Portfolio, dated April 1, 2001, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 51.

(17) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Equity-Income Portfolio, dated January 1, 2001, is incorporated herein by reference to Exhibit d(13) of Post-Effective Amendment No. 46.

(18) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Growth Portfolio, dated January 1, 2001, is incorporated herein by reference to Exhibit d(14) of Post-Effective Amendment No. 46.

(19) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of High Income Portfolio, dated January 1, 2001, is incorporated herein by reference to Exhibit d(15) of Post-Effective No. 46.

(20) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Overseas Portfolio, dated January 1, 2001, is incorporated herein by reference to Exhibit d(16) of Post-Effective Amendment No. 46.

(21) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Value Portfolio, dated April 19, 2001, is incorporated herein by reference to Exhibit d(20) of Post-Effective Amendment No. 49.

(22) Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit d(17) of Fidelity Hastings Street Trust's (File No. 2-11517) Post-Effective Amendment No. 108.

(23) Schedule A, dated February 14, 2002, to the Amended and Restated Sub-Advisory Agreement, dated August 1, 2001, between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited, on behalf of Variable Insurance Products Fund on behalf of High Income Portfolio, Overseas Portfolio, and Value Portfolio is incorporated herein by reference to Exhibit d(23) of Post-Effective Amendment No. 52.

(e) (1) Amended General Distribution Agreement between Equity-Income Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 32.

(2) Amended General Distribution Agreement between Growth Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 32.

(3) Amended General Distribution Agreement between High Income Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 32.

(4) Amended General Distribution Agreement between Money Market Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 32.

(5) Amended General Distribution Agreement between Overseas Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 32.

(6) Amendment to the General Distribution Agreement between Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio and Fidelity Distributors Corporation, dated January 1, 1988, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 32.

(7) Amendments to the General Distribution Agreement between Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).

(8) General Distribution Agreement between Value Portfolio and Fidelity Distributors Corporation, dated April 19, 2001, is incorporated herein by reference to Exhibit e(11) of Post-Effective Amendment No. 49.

(9) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class shares is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment 36.

(10) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class shares is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment 36.

(11) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 shares is incorporated herein by reference to Exhibit e(10) Post-Effective Amendment No. 43.

(12) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class R shares is incorporated herein by reference to Exhibit e(12) of Post-Effective Amendment No. 51.

(13) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class R shares is incorporated herein by reference to Exhibit e(13) of Post-Effective Amendment No. 51.

(14) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 R shares is incorporated herein by reference to Exhibit e(14) of Post-Effective Amendment No. 51.

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit f(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Custodian Agreement, Appendix B, and Appendix C, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio are incorporated herein by reference to Exhibit g(1) of Fidelity Money Market Trust's (File No. 2-62417) Post-Effective Amendment No. 64.

(2) Appendix A, dated October 3, 2001, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit g(2) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 48.

(3) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between The Bank of New York and Variable Insurance Products Fund on behalf of High Income Portfolio and Money Market Portfolio is incorporated herein by reference to Exhibit g(3) of Post-Effective Amendment No. 52.

(4) Custodian Agreement and Appendix C, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio are incorporated herein by reference to Exhibit g(1) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(5) Appendix A, dated March 5, 2002, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio is incorporated herein by reference to Exhibit g(5) of Post-Effective Amendment No. 52.

(6) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio is incorporated herein by reference to Exhibit g(3) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(7) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between The Chase Manhattan Bank, N.A. (currently known as JPMorgan Chase Bank) and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 52.

(8) Custodian Agreement, Appendix B, and Appendix C, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio are incorporated herein by reference to Exhibit g(9) of Fidelity Capital Trust's (File No. 2-61760) Post-Effective Amendment No. 81.

(9) Appendix A, dated January 28, 2002, to the Custodian Agreement, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit g(9) of Post-Effective Amendment No. 52.

(10) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between Mellon Bank, N.A. and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit g(10) of Post-Effective Amendment No. 52.

(11) Custodian Agreement and Appendix C, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio are incorporated herein by reference to Exhibit g(9) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(12) Appendix A, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(10) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(13) Appendix B, dated July 1, 2001, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(11) of Fidelity Advisor Series VII's (File No. 2-67004) Post-Effective Amendment No. 46.

(14) Appendix D, dated February 20, 2002, to the Custodian Agreement, dated July 1, 2001, between State Street Bank and Trust Company and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(14) of Post-Effective Amendment No. 52.

(15) Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(16) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(17) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(18) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(19) Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(20) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.

(21) Schedule A-1, dated March 29, 2000, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and Variable Insurance Products Fund on behalf of Equity-Income Portfolio, Growth Portfolio,High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, is incorporated herein by reference to Exhibit g(11) of Fidelity Magellan Fund's (File No. 2-21461) Post-Effective Amendment No. 48.

(22) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York, J.P. Morgan Securities, Inc., and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(25) of Post-Effective Amendment No. 47.

(23) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(26) of Post-Effective Amendment No. 47.

(24) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(27) of Post-Effective Amendment No. 47.

(25) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(28) of Post-Effective Amendment No. 47.

(26) Form of Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(29) of Post-Effective Amendment No. 47.

(27) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Variable Insurance Products Fund on behalf of Value Portfolio is incorporated herein by reference to Exhibit g(30) of Post-Effective Amendment No. 47.

(h) Not applicable.

(i) (1) Legal Opinion of Kirkpatrick & Lockhart LLP for Initial Class, Service Class, and Service Class 2 of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio, and Initial Class and Service Class 2 of Money Market Portfolio, dated April 25, 2000, was previously filed as Exhibit i(1) of Post-Effective Amendment No. 43.

(2) Legal Opinion of Kirkpatrick & Lockhart LLP for Service Class of Money Market Portfolio, dated June 23, 2000, was previously filed as Exhibit i(2) of Post-Effective Amendment No. 45.

(3) Legal Opinion of Kirkpatrick & Lockhart LLP for Initial Class, Service Class, and Service Class 2 of Value Portfolio, dated April 23, 2001, was previously filed as Exhibit i(3) of Post-Effective Amendment No. 49.

(4) Legal Opinion of Kirkpatrick & Lockhart LLP for Initial Class R, Service Class R, and Service Class 2 R of Overseas Portfolio and Service Class 2 R of Equity-Income Portfolio and Growth Portfolio, dated April 15, 2002, was previously filed as Exhibit i(4) of Post-Effective Amendment No. 52.

(j) (1) Consent of PricewaterhouseCoopers LLP, dated April 23, 2002, is filed herein as Exhibit j(1).

(2) Consent of Deloitte & Touche LLP, dated April 23, 2002, is filed herein as Exhibit j(2).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Initial Class is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 41.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Initial Class is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 41.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Initial Class incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 41.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Initial Class is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 41.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Initial Class is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 41.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Initial Class is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 49.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class is incorporated herein by reference to Exhibit m(7) of Post-Effective Amendment No. 51.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class is incorporated herein by reference to Exhibit m(8) of Post-Effective Amendment No. 51.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class is incorporated herein by reference to Exhibit m(9) of Post-Effective Amendment No. 51.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Service Class is incorporated herein by reference to Exhibit m(10) of Post-Effective Amendment No. 51.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class is incorporated herein by reference to Exhibit m(11) of Post-Effective Amendment No. 51.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Service Class is incorporated herein by reference to Exhibit m(12) of Post-Effective Amendment No. 51.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(13) of Post-Effective Amendment No. 51.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(14) of Post-Effective Amendment No. 51.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(15) of Post-Effective Amendment No. 51.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(16) of Post-Effective Amendment No. 51.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(17) of Post-Effective Amendment No. 51.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Value Portfolio: Service Class 2 is incorporated herein by reference to Exhibit m(18) of Post-Effective Amendment No. 51.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Initial Class R is filed herein as Exhibit m(19).

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class R is filed herein as Exhibit m(20).

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio: Service Class 2 R is filed herein as Exhibit m(21).

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio: Service Class 2 R is filed herein as Exhibit m(22).

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio: Service Class 2 R is filed herein as Exhibit m(23).

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for VIP Funds, dated April 18, 2002, is filed herein as Exhibit n(1).

(2) Schedule I to Multiple Class of Shares Plan pursuant to Rule 18f-3, dated April 18, 2002, is filed herein as Exhibit n(2).

(p) (1) Code of Ethics, dated March 14, 2002, adopted by each fund, Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit p(1) of Fidelity Exchange Fund's (File No. 811-2614) Post-Effective Amendment No. 25.

(2) Code of Ethics, dated January 1, 2002, adopted by Fidelity International Limited (FIL) pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit p(2) of Variable Insurance Products Fund III's (File No. 33-54837) Post-Effective Amendment No. 26.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR, FMR Co., Inc. (FMRC), Fidelity Management & Research (Far East) Inc. (FMR Far East) and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Director and Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FMR, FMRC, and FIMM; Senior Vice President and Trustee of funds advised by FMR; Director of FMR Corp.

Paul Antico	Vice President of FMR, FMRC, and a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and a fund advised by FMR.

Stephen Binder	Vice President of FMR, FMRC and a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and funds advised by FMR.

Philip Bullen

Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR; President and Director of FMR Far East; Director of Strategic Advisers, Inc.

Steve Buller	Vice President of FMR, FMRC, and a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and funds advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

Dwight D. Churchill	Senior Vice President of FMR and FIMM and Vice President of Fixed-Income funds advised by FMR.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and funds advised by FMR.

Robert Dwight	Vice President of FMR and Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

William Eigen	Vice President of FMR, FMRC, and funds advised by FMR.

Bahaa Fam	Vice President of FMR, FMRC, and funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and funds advised by FMR.

Michael B. Fox

Assistant Treasurer of FMR, FMRC, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMR and Money Market funds advised by FMR and Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMR and FMRC; Vice President of certain Equity funds advised by FMR; and President and Director of Strategic Advisers, Inc.

Robert J. Haber	Senior Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Lionel Harris	Vice President of FMR and FMRC.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and funds advised by FMR.
Susan Englander Hislop	Assistant Clerk of FMR, FMRC, FMR U.K., FMR Far East, and Strategic Advisers, Inc. and Assistant Secretary of FMR Corp. and FIMM.

Frederick Hoff	Vice President of FMR, FMRC, and a fund advised by FMR.

Brian Hogan	Vice President of FMR, FMRC, and a fund advised by FMR.

David B. Jones	Vice President of FMR.

Steven Kaye	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and funds advised by FMR.

Francis V. Knox	Vice President of FMR and Compliance Officer of FMR U.K., FMR Far East, and FMR Corp.

Harry W. Lange	Vice President of FMR, FMRC, and funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC and Vice President of certain Equity and High Income funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and a fund advised by FMR.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and funds advised by FMR.

David L. Murphy	Vice President of FMR, FIMM, and Municipal and Taxable Bond funds advised by FMR.

Mark Notkin	Vice President of FMR, FMRC, and funds advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC and Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Kennedy Richardson	Vice President of FMR and FMRC.

Eric D. Roiter

Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC; Assistant Clerk of FMR U.K. and FMR Far East; and Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMR, FMRC, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Patricia A. Satterthwaite	Vice President of FMR and FMRC.

Fergus Shiel	Vice President of FMR, FMRC, and funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and a fund advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMR and FMRC; President and Director of FMR U.K.; and Vice President of certain Equity Funds advised by FMR.

Robert E. Stansky	Senior Vice President of FMR and FMRC and Vice President of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and a fund advised by FMR.

Robert Tuckett	Vice President of FMR.

Jennifer Uhrig	Vice President of FMR, FMRC, and funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC and Director of FMR Corp.

Judy Verhave	Vice President of FMR.

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FDC and Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMR, FMRC, and funds advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and a fund advised by FMR.

JS Wynant	Vice President of FMR and FMRC; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMRC, Fidelity Management & Research Company (FMR), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Management & Research (Far East) Inc. (FMR Far East); Chief Executive Officer, Chairman, and Director of FMR Corp.; Director and Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FMRC, FMR, and FIMM; Senior Vice President and Trustee of funds advised by FMR; and Director of FMR Corp.

Paul Antico	Vice President of FMRC, FMR, and a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and funds advised by FMR.

Robert Bertelson	Vice President of FMRC, FMR, and a fund advised by FMR.

Stephen Binder	Vice President of FMRC, FMR, and a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and funds advised by FMR.

Phillip Bullen

Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds and certain High Income Bond funds advised by FMR; President and Director of FMR Far East; and Director of Strategic Advisers, Inc.

Steve Buller	Vice President of FMRC, FMR, and a fund advised by FMR.

John H. Carlson	Vice President of FMRC, FMR, and funds advised by FMR.

Robert C. Chow	Vice President of FMRC, FMR, and a fund advised by FMR.

Michael Connolly	Vice President of FMRC and FMR.

William Danoff	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Scott E. DeSano	Senior Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and a fund advised by FMR.

Walter C. Donovan	Vice President of FMRC and FMR.

Bettina Doulton	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMRC and FMR.

William Eigen	Vice President of FMRC, FMR, and funds advised by FMR.

Bahaa Fam	Vice President of FMRC, FMR, and funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMRC, FMR, and funds advised by FMR.

Michael B. Fox

Assistant Treasurer of FMRC, FMR, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.

Jay Freedman	Assistant Clerk of FMRC, FMR and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMRC, FMR, and funds advised by FMR.

Bart A. Grenier	Senior Vice President of FMRC and FMR; Vice President of certain Equity funds advised by FMR; and President and Director of Strategic Advisers, Inc.

Robert J. Haber	Senior Vice President of FMRC and FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Lionel Harris	Vice President of FMRC and FMR.

Thomas Hense	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and funds advised by FMR.

Susan Englander Hislop	Assistant Clerk of FMR, FMRC, FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc. and Assistant Secretary of FMR Corp. and FIMM.

Frederick Hoff	Vice President of FMRC, FMR, and a fund advised by FMR.

Brian Hogan	Vice President of FMRC, FMR, and a fund advised by FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and funds advised by FMR.

Robert Lawrence	Senior Vice President of FMRC and FMR and Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and a fund advised by FMR.

Peter S. Lynch	Vice Chairman and Director of FMRC and FMR and Trustee of funds advised by FMR.

Richard R. Mace	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Charles A. Mangum	Vice President of FMRC, FMR, and funds advised by FMR.

Kevin McCarey	Vice President of FMRC, FMR, and funds advised by FMR.

John McDowell	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and a fund advised by FMR.

John Muresianu	Vice President of FMRC, FMR, and funds advised by FMR.

Mark Notkin	Vice President of FMRC, FMR, and funds advised by FMR.

Stephen Petersen	Senior Vice President of FMRC and FMR and Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Kennedy Richardson	Vice President of FMRC and FMR.

Eric D. Roiter

Vice President, General Counsel, and Clerk of FMRC and FMR; Secretary of funds advised by FMR; Vice President and Clerk of FDC; Assistant Clerk of FMR U.K. and FMR Far East; and Assistant Secretary of FIMM.

Louis Salemy	Vice President of FMRC, FMR, and funds advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Patricia A. Satterthwaite	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMRC, FMR, and funds advised by FMR.

Beso Sikharulidze	Vice President of FMRC, FMR, and a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and a fund advised by FMR.

Thomas T. Soviero	Vice President of FMRC, FMR, and a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMRC and FMR; President and Director of FMR U.K.; Vice President of certain Equity Funds advised by FMR.

Robert E. Stansky	Senior Vice President of FMRC and FMR and Vice President of a fund advised by FMR.

Yoko Tilley	Vice President of FMRC and FMR.

Joel C. Tillinghast	Vice President of FMRC, FMR, and a fund advised by FMR.

Jennifer Uhrig	Vice President of FMRC, FMR, and funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMRC and FMR and Director of FMR Corp.

J. Gregory Wass	Assistant Treasurer of FMRC, FMR, FMR U.K., FMR Far East, FIMM, Strategic Advisers, Inc., and FDC and Vice President, Taxation, of FMR Corp.

Jason Weiner	Vice President of FMRC, FMR, and a fund advised by FMR.

Steven S. Wymer	Vice President of FMRC, FMR, and a fund advised by FMR.

JS Wynant	Vice President of FMRC and FMR; Treasurer of FMR, FMRC, FMR U.K., FMR Far East, and FIMM.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Simon Fraser

Director, Chairman of the Board, and Senior Vice President of FMR U.K.; Director and President of Fidelity International Investment Advisors (FIIA); and Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L).

Richard A. Spillane, Jr.	President and Director of FMR U.K.; Senior Vice President of Fidelity Management & Research Company (FMR) and FMR Co., Inc. (FMRC) and Vice President of certain Equity Funds advised by FMR.

Michael B. Fox

Assistant Treasurer of FMR U.K., FMR, FMRC, Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Investments Money Management Inc. (FIMM); Vice President of FMR U.K., FMR Far East, FIMM, and Strategic Advisers, Inc.; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and Fidelity Distributors Corporation (FDC); Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR, FMRC, FMR Far East, FIMM, and Strategic Advisers, Inc. and Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR U.K., FMR Far East, and FMR Corp. and Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR U.K. and FMR Far East; Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC; and Assistant Secretary of FIMM.

J. Gregory Wass	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, FIMM, Strategic Advisers, Inc., and FDC; Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM and Vice President of FMR and FMRC.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), and Fidelity Investments Money Management, Inc. (FIMM); Director and Chairman of the Executive Committee of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; and President and Trustee of funds advised by FMR.

Phillip Bullen	President and Director of FMR Far East; Senior Vice President of FMR and FMRC; and Vice President of certain certain Equity Fidelity funds and certain High Income Bond funds advised by FMR.

Michael B. Fox

Assistant Treasurer of FMR Far East, FMR, FMRC, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FIMM, and Strategic Advisers, Inc.; Vice President of FMR Far East, FMR U.K., and FIMM; and Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and Fidelity Distributors Company (FDC); Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR, FMRC, FMR U.K., and Strategic Advisers, Inc. and Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR Far East, FMR U.K., and FMR Corp. and Vice President of FMR.

Eric D. Roiter

Assistant Clerk of FMR Far East and FMR U.K.; Assistant Secretary of FIMM; Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., FIMM, Strategic Advisers, Inc., and FDC and Vice President, Taxation, of FMR Corp.

Billy W. Wilder	Vice President of FMR Far East; Representative Director and President of Fidelity Investments Japan Limited (FIJ).

JS Wynant	Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM and Vice President of FMR and FMRC.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

1 Spartan Way, Merrimack, NH 03054

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FIMM, Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), and Fidelity Management & Research (Far East) Inc. (FMR Far East); Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Director and Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Abigail P. Johnson	President and Director of FIMM, FMR, and FMRC; Senior Vice President and Trustee of funds advised by FMR; and Director of FMR Corp.

Dwight D. Churchill	Senior Vice President of FIMM and FMR and Vice President of Fixed-Income funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FIMM, FMR U.K., FMR Far East, and Strategic Advisers, Inc.

Jay Freedman	Secretary of FIMM and FMR Corp.; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC.

Boyce I. Greer	Vice President of FIMM; Senior Vice President of FMR; and Vice President of Money Market Funds advised by FMR.

Stanley N. Griffith	Assistant Secretary of FIMM.

Susan Englander Hislop	Assistant Secretary of FIMM and FMR Corp.; Assistant Clerk of FMR, FMRC, FMR U.K., FMR Far East, and Strategic Advisers, Inc.

David L. Murphy	Vice President of FIMM, and FMR and Vice President of Municipal and Taxable Bond funds advised by FMR.

Eric D. Roiter

Assistant Secretary of FIMM; Assistant Clerk of FMR U.K. and FMR Far East; Vice President, General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

J. Gregory Wass	Assistant Treasurer of FIMM, FMR, FMRC, FMR U.K., FMR Far East, Strategic Advisers, Inc., and FDC; Vice President, Taxation, of FMR Corp.

JS Wynant	Treasurer of FIMM, FMR, FMRC, FMR U. K., and FMR Far East and Vice President of FMR and FMRC.

(6) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (FIIA)

Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

Keith Ferguson	Director of FIIA.

Simon Fraser

Director and President of FIIA; Director, Chairman of the Board, and Senior Vice President of Fidelity Management & Research (U.K.) Inc. (FMR U.K.); and Director and Chief Executive Officer of Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L).

Brett Goodin	Director of FIIA.

Simon M. Haslam	Director of FIIA and Fidelity Investments Japan Limited (FIJ).

Matthew Heath	Secretary of FIIA.

David Holland	Director of FIIA.

Frank Mutch	Director of FIIA.

David J. Saul	Director of FIIA.

Rosalie Powell	Assistant Secretary of FIIA.

Peter Phillips	Director of FIIA.

Andrew Steward	Chief Financial Officer of FIIA and Director of FIIA(U.K.)L.

(7) FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED (FIIA(U.K.)L)

25 Cannon Street, London, England EC4M 5TA

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Gareth Adams	Director of FIIA(U.K.)L.

Pamela G. Edwards	Director of FIIA(U.K.)L.

Simon Fraser

Director and Chief Executive Officer of FIIA(U.K.)L; Director and President of Fidelity International Investment Advisors (FIIA); and Director, Chairman of the Board, and Senior Vice President of Fidelity Management & Research (U.K.) Inc (FMR U.K.).

Andrew Steward	Director of FIIA(U.K.)L and Chief Financial Officer of FIIA.

(8) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

1-8-8 Shinkawa, Chuo-ku, Tokyo 104-0033, Japan

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Simon M. Haslam	Director of FIJ and Fidelity International Investment Advisors (FIIA).

Jun Kadoda	Director and Chief Operating Officer of FIJ.

Yasuo Kuramoto	Representative Director and Vice Chairman of FIJ.

Sumio Kuriaki	Director and Head of Compliance.

Tetsuzo Nishimura	Director and Head of Broker Distribution of FIJ.

Takeshi Okazaki	Director and Head of Institutional Sales of FIJ.

Billy W. Wilder	Representative Director and President of FIJ and Vice President of Fidelity Management & Research (Far East) Inc. (FMR Far East).

Hiroshi Yamashita	Director and Senior Managing Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Neal Litvack	Director and President	None
Jay Freedman	Assistant Clerk	None
Jane Greene	Treasurer and Controller	None
Erica Vaters	Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Raymond J. Marcinowski	Director	None
Gail McGovern	Director	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY; JPMorgan Chase Bank, 270 Park Avenue, New York, NY; Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA; and State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Value Portfolio in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, and Value Portfolio in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant on behalf of Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, Money Market Portfolio, and Overseas Portfolio, undertakes (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 23rd day of April 2002.

VARIABLE INSURANCE PRODUCTS FUND
	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	April 23, 2002
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Maria Dwyer		Treasurer	April 23, 2002
Maria Dwyer

/s/Abigail P. Johnson		Trustee	April 23, 2002
Abigail P. Johnson

/s/J. Michael Cook	*	Trustee	April 23, 2002
J. Michael Cook

/s/Ralph F. Cox	*	Trustee	April 23, 2002
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	April 23, 2002
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	April 23, 2002
Robert M. Gates

/s/Donald J. Kirk	*	Trustee	April 23, 2002
Donald J. Kirk

/s/Marie L. Knowles	*	Trustee	April 23, 2002
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	April 23, 2002
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	April 23, 2002
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	April 23, 2002
Marvin L. Mann

/s/William O. McCoy	*	Trustee	April 23, 2002
William O. McCoy

/s/William S. Stavropoulos	*	Trustee	April 23, 2002
William S. Stavropoulos

(dagger) Signatures affixed by Abigail P. Johnson pursuant to a power of attorney dated June 14, 2001 and filed herewith.

* Signatures affixed by Alan C. Porter pursuant to a power of attorney dated June 14, 2001 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	June 14, 2001
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment company:

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 15, 2001.

WITNESS our hands on this fourteenth day of June, 2001.

/s/Edward C. Johnson 3d	/s/Marie L. Knowles
Edward C. Johnson 3d	Marie L. Knowles
/s/J. Michael Cook	/s/Ned C. Lautenbach
J. Michael Cook	Ned C. Lautenbach
/s/Ralph F. Cox	/s/Peter S. Lynch
Ralph F. Cox	Peter S. Lynch
/s/Phyllis Burke Davis	/s/Marvin L. Mann
Phyllis Burke Davis	Marvin L. Mann
/s/Robert M. Gates	/s/William O. McCoy
Robert M. Gates	William O. McCoy
/s/ Abigail P. Johnson	/s/ William S. Stavropoulos
Abigail P. Johnson	William S. Stavropoulos
/s/Donald J. Kirk
Donald J. Kirk